                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES A (EQUITY)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 6.6%
General Dynamics Corporation                              212,600   $ 13,602,148
L-3 Communications Holdings, Inc.                          46,000      3,946,340
United Technologies Corporation                           225,900     13,095,423
                                                                    ------------
                                                                      30,643,911
                                                                    ------------
AIR FREIGHT & LOGISTICS - 2.9%
FedEx Corporation                                         119,500     13,496,330
                                                                    ------------
ALUMINUM - 1.7%
Alcoa, Inc.                                               256,900      7,850,864
                                                                    ------------
BIOTECHNOLOGY - 2.4%
Amgen, Inc.*                                              153,950     11,199,862
                                                                    ------------
BROADCASTING & CABLE TV - 2.0%
CBS Corporation (Cl.B)*                                   152,950      3,667,741
Univision Communications, Inc.*                           155,500      5,360,085
                                                                    ------------
                                                                       9,027,826
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 3.9%
ADC Telecommunications, Inc.*                             252,714      6,466,951
Cisco Systems, Inc.*                                      533,500     11,560,945
                                                                    ------------
                                                                      18,027,896
                                                                    ------------
CONSTRUCTION & ENGINEERING - 1.9%
Shaw Group, Inc.*                                         292,200      8,882,880
                                                                    ------------
CONSUMER FINANCE - 2.7%
American Express Company                                  200,200     10,520,510
PHH Corporation*                                           79,500      2,122,650
                                                                    ------------
                                                                      12,643,160
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 3.1%
First Data Corporation                                    303,200     14,195,824
                                                                    ------------
DRUG RETAIL - 2.7%
CVS Corporation                                           420,000     12,545,400
                                                                    ------------
ELECTRIC UTILITIES - 0.4%
KFx, Inc.*                                                108,000      1,965,600
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
Power-One, Inc.*                                          409,000      2,944,800
                                                                    ------------
HEALTH CARE EQUIPMENT - 4.1%
Medtronic, Inc.                                           185,650      9,421,738
Zimmer Holdings, Inc.*                                    140,900      9,524,840
                                                                    ------------
                                                                      18,946,578
                                                                    ------------
HEALTH CARE SERVICES - 1.2%
Medco Health Solutions, Inc.*                              96,100      5,498,842
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES A (EQUITY)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL - 2.9%
Home Depot, Inc.                                          311,200   $ 13,163,760
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 2.4%
Carnival Corporation                                      237,500     11,250,375
                                                                    ------------
HYPERMARKETS & SUPERCENTERS - 5.5%
Costco Wholesale Corporation                              231,000     12,510,960
Wal-Mart Stores, Inc.                                     275,800     13,028,792
                                                                    ------------
                                                                      25,539,752
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 7.2%
General Electric Company                                  627,500     21,824,450
Tyco International, Ltd.                                  419,600     11,278,848
                                                                    ------------
                                                                      33,103,298
                                                                    ------------
INDUSTRIAL GASES - 2.1%
Praxair, Inc.                                             177,000      9,761,550
                                                                    ------------
INTEGRATED OIL & GAS - 4.9%
Chevron Corporation                                       134,000      7,767,980
Exxon Mobil Corporation                                   246,900     15,026,334
                                                                    ------------
                                                                      22,794,314
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.3%
Unisys Corporation*                                     1,505,850     10,375,307
                                                                    ------------
MANAGED HEALTH CARE - 2.6%
WellPoint, Inc.*                                          152,600     11,815,818
                                                                    ------------
MOVIES & ENTERTAINMENT - 3.1%
Time Warner, Inc.                                         505,000      8,478,950
Viacom, Inc. (Cl.B)*                                      152,950      5,934,460
                                                                    ------------
                                                                      14,413,410
                                                                    ------------
MULTI-LINE INSURANCE - 4.5%
American International Group, Inc.                        315,800     20,871,222
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 3.5%
BJ Services Company                                       147,600      5,106,960
Halliburton Company                                       149,700     10,931,094
                                                                    ------------
                                                                      16,038,054
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.6%
Citigroup, Inc.                                           315,600     14,908,944
First Marblehead Corporation(1)                           304,500     13,169,625
JP Morgan Chase & Company                                 165,900      6,908,076
                                                                    ------------
                                                                      34,986,645
                                                                    ------------
PACKAGED FOODS & MEATS - 1.5%
Tyson Foods, Inc.                                         510,000      7,007,400
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES A (EQUITY)

                                                        NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS - 2.6%
Johnson & Johnson                                         201,400   $ 11,926,908
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 2.8%
Berkshire Hathaway, Inc.*                                     145     13,100,750
                                                                    ------------
SYSTEMS SOFTWARE - 4.0%
Microsoft Corporation                                     670,900     18,255,189
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 2.2%
Sprint Nextel Corporation                                 392,800     10,149,952
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $360,734,969)                                               452,423,477
                                                                    ------------
TOTAL INVESTMENTS - 97.9%
   (cost $360,734,969)                                               452,423,477
CASH & OTHER ASSETS, LESS LIABILITIES - 2.1%                           9,750,262
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $462,173,739
                                                                    ============

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $91,688,508 which consisted of $105,698,666 of aggregate gross unrealized appreciation, and $14,010,158 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1) A portion of this security is segregated as collateral for open written options contracts.

SERIES A PUT OPTIONS WRITTEN OUTSTANDING

                                   EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                          DATE        PRICE    CONTRACTS     VALUE
----------------                   ----------   --------   ---------   --------
Transocean, Inc.                    05/19/06     $80.00       568      $215,840
                                                              ---      --------
Total put options outstanding
   (premiums received, $169,259)                              568      $215,840
                                                              ===      ========

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

                             SCHEDULE OF INVESTMENTS
                           March 31, 2006 (Unaudited)
                                Series A (Equity)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                        NUMBER OF
                                                          SHARES    MARKET VALUE
                                                        ---------   ------------
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 3.1%
United Technologies Corporation                           228,400   $ 13,240,348
                                                                    ------------
AGRICULTURAL PRODUCTS - 3.0%
Archer-Daniels-Midland Company                            381,400     12,834,110
                                                                    ------------
ALUMINUM - 0.9%
Alcoa, Inc.                                               119,600      3,654,976
                                                                    ------------
BROADCASTING & CABLE TV - 2.4%
CBS Corporation (Cl.B)*                                   122,100      2,927,958
Clear Channel Communications, Inc.                        257,600      7,472,976
                                                                    ------------
                                                                      10,400,934
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.5%
3Com Corporation*                                       2,103,400     10,769,408
                                                                    ------------
COMPUTER HARDWARE - 2.6%
Hewlett-Packard Company                                   331,200     10,896,480
                                                                    ------------
CONSTRUCTION & ENGINEERING - 7.4%
McDermott International, Inc.*                            341,200     18,578,340
Shaw Group, Inc.*                                         423,700     12,880,480
                                                                    ------------
                                                                      31,458,820
                                                                    ------------
CONSUMER FINANCE - 0.5%
PHH Corporation*                                           72,600      1,938,420
                                                                    ------------
DIVERSIFIED CHEMICALS - 3.5%
Dow Chemical Company                                      176,400      7,161,840
E.I. du Pont de Nemours & Company                         178,600      7,538,706
                                                                    ------------
                                                                      14,700,546
                                                                    ------------
DRUG RETAIL - 3.4%
CVS Corporation                                           477,800     14,271,886
                                                                    ------------
ELECTRIC UTILITIES - 1.9%
Edison International                                      196,300      8,083,634
                                                                    ------------
EXCHANGE TRADED FUNDS - 2.0%
iShares Russell 1000 Value Index Fund                     119,100      8,696,682
                                                                    ------------
HEALTH CARE EQUIPMENT - 3.2%
Fisher Scientific International, Inc.*                    198,000     13,473,900
                                                                    ------------
HEALTH CARE SERVICES - 2.2%
Medco Health Solutions, Inc.*                             165,200      9,452,744
                                                                    ------------
HYPERMARKETS & SUPERCENTERS - 3.2%
Costco Wholesale Corporation                              254,200     13,767,472
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                        NUMBER OF
                                                          SHARES    MARKET VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES - 5.4%
General Electric Company                                  351,900   $ 12,239,082
Tyco International, Ltd.                                  406,600     10,929,408
                                                                    ------------
                                                                      23,168,490
                                                                    ------------
INTEGRATED OIL & GAS - 6.3%
Chevron Corporation                                       151,000      8,753,470
ConocoPhillips                                             92,500      5,841,375
Exxon Mobil Corporation                                   204,600     12,451,956
                                                                    ------------
                                                                      27,046,801
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.1%
Unisys Corporation*                                     1,273,500      8,774,415
                                                                    ------------
MANAGED HEALTH CARE - 2.4%
WellPoint, Inc.*                                          134,600     10,422,078
                                                                    ------------
MOVIES & ENTERTAINMENT - 5.8%
News Corporation                                          488,800      8,118,968
Time Warner, Inc.                                         712,600     11,964,554
Viacom, Inc. (Cl.B)*                                      122,100      4,737,480
                                                                    ------------
                                                                      24,821,002
                                                                    ------------
MULTI-LINE INSURANCE - 4.2%
American International Group, Inc.                        272,600     18,016,134
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 2.9%
Halliburton Company                                       166,300     12,143,226
                                                                    ------------
OIL & GAS REFINING & MARKETING - 3.2%
Sasol, Ltd. ADR                                           360,500     13,637,715
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 2.1%
Williams Companies, Inc.                                  426,800      9,129,252
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 8.0%
Citigroup, Inc.                                           230,300     10,879,372
First Marblehead Corporation(1)                           328,250     14,196,813
JP Morgan Chase & Company                                 221,700      9,231,588
                                                                    ------------
                                                                      34,307,773
                                                                    ------------
PACKAGED FOODS & MEATS - 1.4%
Tyson Foods, Inc.                                         441,700      6,068,958
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 3.0%
Berkshire Hathaway, Inc.*                                     140     12,649,000
                                                                    ------------
RAILROADS - 2.7%
Union Pacific Corporation                                 122,800     11,463,380
                                                                    ------------
SPECIALTY CHEMICALS - 2.0%
Rohm & Haas Company                                       172,200      8,415,414
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF
                                                         SHARES     MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
TOBACCO - 1.5%
Altria Group, Inc.                                         91,800   $  6,504,948
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 3.2%
Alltel Corporation                                         59,900      3,878,525
Sprint Nextel Corporation                                 372,600      9,627,984
                                                                    ------------
                                                                      13,506,509
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $353,496,161)                                               417,715,455
                                                                    ------------
COMMERCIAL PAPER - 1.1%
BANKING - 0.4%
UBS Finance (De), Inc., 4.70%, 04-04-06                $1,500,000      1,499,412
                                                                    ------------
BROKERAGE - 0.7%
Goldman Sachs Group, Inc., 4.76%, 04-07-06             $1,000,000        999,207
Merrill Lynch & Company, Inc.:
     4.68%, 04-03-06                                   $1,000,000        999,740
     4.69%, 04-10-06                                   $1,200,000      1,198,575
                                                                    ------------
                                                                       3,197,522
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $4,696,934)                                                   4,696,934
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 0.8%
FINANCIAL COMPANIES - SECURITIES - 0.5%
Asset One Securitization:
   4.69%, 04-06-06                                     $1,214,000      1,213,199
   4.79%, 04-12-06                                     $1,000,000        998,536
                                                                    ------------
                                                                       2,211,735
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.3%
Sheffield Receivables Corporation, 4.72%, 04-05-06     $1,000,000        999,476
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $3,211,211)                                                   3,211,211
                                                                    ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.36%, dated 03-31-06, matures
   04-03-06; repurchase amount of $815,296
   (Collateralized by FHLMC, 4.35%, 06-02-08 with a
   value of $832,176)                                  $  815,000        815,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $815,000)                                                       815,000
                                                                    ------------
TOTAL INVESTMENTS - 100.1%
   (cost $362,219,306)                                               426,438,600
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                          (355,777)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $426,082,823
                                                                    ============

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $362,266,272. For federal income tax purposes, the net unrealized appreciation on investments amounted to $64,172,328, which consisted of $73,136,106 of aggregate gross unrealized appreciation, and $8,963,778 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

(1)  Security is segregated as collateral for written options contracts.

SERIES B PUT OPTIONS WRITTEN OUTSTANDING

                                   EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                          DATE        PRICE    CONTRACTS    VALUE
------------                       ----------   --------   ---------   --------
Transocean, Inc.                   05/19/06      $80.00       552      $209,760
                                                              ---      --------
Total put options outstanding
   (premiums received, $164,491)                              552      $209,760
                                                              ===      ========

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CERTIFICATES OF DEPOSIT - DOMESTIC - 3.7%
Barclays Bank NY, 4.55%, 04-25-06                       $1,200,000   $ 1,199,801
Citibank, 4.48%, 04-05-06                                2,000,000     1,999,962
TOTAL CERTIFICATES OF DEPOSIT                                        -----------
   (cost $3,199,940)                                                   3,199,763
                                                                     -----------
COMMERCIAL PAPER - 22.4%
BANKING - 9.6%
UBS Finance (DE) LLC:
   4.54%, 04-07-06                                       1,500,000     1,498,865
   4.62%, 04-10-06                                       1,000,000       998,845
   4.56%, 04-20-06                                       1,500,000     1,496,635
Westpac Banking Corporation:
   4.75%, 05-23-06                                       3,400,000     3,377,347
   4.83%, 06-09-06                                       1,000,000       990,988
                                                                     -----------
                                                                       8,362,680
                                                                     -----------
NON U.S. BANKING - 12.8%
Bank of Ireland:
   4.62%, 04-26-06                                       2,000,000     1,993,890
   4.77%, 05-23-06                                       1,000,000       993,296
   4.85%, 06-08-06                                       1,200,000     1,189,286
Danske Corporation:
   4.56%, 04-03-06                                       2,000,000     1,999,493
   4.58%, 04-26-06                                       1,200,000     1,196,357
   4.80%, 06-01-06                                       1,000,000       992,089
ING (US) Funding LLC, 4.60%, 04-21-06                    1,500,000     1,496,167
Societe Generale, 4.54%, 04-04-06                        1,215,000     1,214,839
                                                                     -----------
                                                                      11,075,417
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $19,435,465)                                                 19,438,097
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 40.0%
FINANCIAL COMPANIES - CAPTIVE - 3.5%
Edison Asset Securitization:
   4.55%, 04-12-06                                       1,000,000       998,793
   4.60%, 05-08-06                                       2,000,000     1,990,634
                                                                     -----------
                                                                       2,989,427
                                                                     -----------
FINANCIAL COMPANIES - DIVERSIFIED - 7.9%
Amstel Funding Corporation, 4.66%, 04-18-06              1,471,000     1,467,763
Amsterdam Funding Corporation:
   4.59%, 04-10-06                                       1,400,000     1,398,393
   4.64%, 04-27-06                                       2,000,000     1,993,298
Govco, Inc.:
   4.61%, 04-18-06                                       1,000,000       997,823
   4.80%, 05-22-06                                       1,000,000       993,200
                                                                     -----------
                                                                       6,850,477
                                                                     -----------
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 9.1%
Fairway Finance Corporation, 4.81%, 05-22-06             2,881,000     2,861,368
Falcon Asset Securitization Corporation:
   4.60%, 04-06-06                                       1,000,000       999,361
   4.66%, 04-17-06                                       2,000,000     1,995,858

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES (CONTINUED)
Jupiter Securitization Corporation:
   4.66%, 04-12-06                                      $1,000,000   $   998,576
   4.65%, 04-13-06                                       1,000,000       998,450
                                                                     -----------
                                                                       7,853,613
                                                                     -----------
FINANCIAL COMPANIES - SECURITIES - 7.9%
Galaxy Funding, Inc.:
   4.67%, 05-16-06                                       1,200,000     1,193,096
   4.83%, 06-19-06                                       2,000,000     1,979,039
   4.86%, 06-22-06                                       1,000,000       989,096
Perry Global Funding LLC:
   4.60%, 04-11-06                                       1,709,000     1,706,816
   4.60%, 05-04-06                                       1,000,000       995,866
                                                                     -----------
                                                                       6,863,913
                                                                     -----------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 11.6%
Eureka Securitization:
   4.70%, 04-17-06                                       1,000,000       997,911
   4.63%, 04-19-06                                       2,000,000     1,995,370
   4.67%, 04-24-06                                       1,000,000       997,016
Old Line Funding LLC:
   4.58%, 04-11-06                                       1,500,000     1,498,092
   4.66%, 04-17-06                                       1,000,000       997,929
   4.64%, 04-20-06                                       1,569,000     1,565,158
Sheffield Receivables Corporation, 4.62%, 04-07-06       2,000,000     1,998,460
                                                                     -----------
                                                                      10,049,936
                                                                     -----------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $34,606,507)                                                 34,607,366
                                                                     -----------
CORPORATE BONDS - 21.4%
BANKING - 3.4%
Bank One:
   4.81%, 05-05-06(1)                                    1,325,000     1,324,862
   4.86%, 08-11-06(1)                                    1,625,000     1,625,611
                                                                     -----------
                                                                       2,950,473
                                                                     -----------
BROKERAGE - 10.9%
Bear Stearns Company, Inc., 4.68%, 04-28-06(1)           1,475,000     1,474,773
Credit Suisse First Boston USA, 4.594%, 04-05-06(1)      2,485,000     2,485,000
Lehman Brothers Holding Company, 4.59%, 06-02-06(1)      2,500,000     2,500,565
Morgan Stanley, 4.81%, 05-05-06(1)                       3,000,000     2,999,538
                                                                     -----------
                                                                       9,459,876
                                                                     -----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 7.1%
American Express Credit:
   4.921%, 05-16-06(1)                                   2,000,000     2,000,508
   4.839%, 12-15-06(1)                                   1,175,000     1,176,110
HSBC Finance Corporation, 4.85%, 02-28-07(1)             3,000,000     3,001,755
                                                                     -----------
                                                                       6,178,373
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $18,589,839)                                                 18,588,722
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
MISCELLANEOUS ASSETS - 3.5%
United of Omaha Life Insurance Company,
   4.68%, 04-01-06(1)                                   $3,000,000   $ 3,000,000
                                                                     -----------
TOTAL MISCELLANEOUS ASSETS
   (cost $3,000,000)                                                   3,000,000
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 8.3%
Federal Home Loan Bank - 2.3%
   4.20%, 05-10-06                                       2,000,000     1,998,214
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.5%
   4.13%, 09-27-06                                       1,500,000     1,492,578
   4.85%, 02-27-07                                       1,500,000     1,495,532
                                                                     -----------
                                                                       2,988,110
                                                                     -----------
SMALL BUSINESS ASSOCIATION POOLS - 2.2%
   #503295, 4.75%, 04-01-06(1)                             185,567       185,151
   #503303, 4.75%, 04-01-06(1)                             214,363       213,883
   #503308, 5.00%, 04-01-06(1)                             153,831       153,831
   #503459, 5.00%, 04-01-06(1)                             334,249       332,995
   #503176, 5.125%, 04-01-06(1)                             91,262        91,718
   #503343, 5.125%, 04-01-06(1)                            245,905       245,905
   #503347, 5.125%, 04-01-06(1)                            430,672       430,672
   #502353, 5.25%, 04-01-06(1)                              42,191        42,192
   #502163, 5.50%, 04-01-06(1)                             231,124       231,124
                                                                     -----------
                                                                       1,927,471
                                                                     -----------
STUDENT LOAN MARKETING ASSOCIATION - 0.3%
   1997-4 A2, 5.434%, 04-25-06(1)                          252,859       253,346
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $7,181,881)                                                   7,167,141
                                                                     -----------
TOTAL INVESTMENTS - 99.3%
   (cost $86,013,632)                                                 86,001,089
CASH & OTHER ASSETS, LESS LIABILITIES - 0.7%                             596,652
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $86,597,741
                                                                     ===========

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized depreciation on investments amounted to $12,543, which consisted of $4,035 of aggregate gross unrealized appreciation and $16,578 of aggregate gross unrealized depreciation.

(1) Variable rate security. Rate indicated is rate effective at March 31, 2006. Maturity date indicated is next interest reset date.

                             SCHEDULE OF INVESTMENTS

                           MARCH 31, 2006 (UNAUDITED)
                             SERIES C (MONEY MARKET)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS - 98.5%
AUSTRALIA - 0.3%
Macquarie Airports                                        629,901   $  1,518,431
                                                                    ------------
BERMUDA - 0.6%
Ace, Ltd.                                                  64,099      3,333,789
                                                                    ------------
BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                      77,656      3,336,102
Empresa Brasileira de Aeronautica S.A. ADR                132,226      4,872,528
                                                                    ------------
                                                                       8,208,630
                                                                    ------------
CANADA - 1.7%
Husky Energy, Inc.                                        109,500      6,624,572
Manulife Financial Corporation                             46,383      2,909,761
                                                                    ------------
                                                                       9,534,333
                                                                    ------------
CAYMAN ISLANDS - 0.0%
XL Capital, Ltd.                                           30,000      1,923,300
                                                                    ------------
DENMARK - 0.3%
Novo Nordisk A/S (Cl.B)                                    23,400      1,454,832
                                                                    ------------
FINLAND - 0.7%
Fortum OYJ                                                123,700      3,120,036
Neste Oil OYJ                                              15,975        549,047
                                                                    ------------
                                                                       3,669,083
                                                                    ------------
FRANCE - 6.8%
European Aeronautic Defence & Space Company               144,700      6,095,123
JC Decaux S.A.*                                            68,440      1,851,433
LVMH Moet Hennessy Louis Vuitton S.A.                      66,940      6,560,598
Sanofi-Aventis                                             96,480      9,175,213
Societe Generale                                           39,440      5,929,498
Technip S.A.                                               96,230      6,510,928
Total S.A.                                                  9,193      2,424,515
                                                                    ------------
                                                                      38,547,308
                                                                    ------------
GERMANY - 4.2%
Allianz AG                                                 37,831      6,314,562
Bayerische Motoren Werke (BMW) AG                          90,374      4,976,072
SAP AG                                                     28,778      6,240,899
Siemens AG                                                 64,846      6,052,136
                                                                    ------------
                                                                      23,583,669
                                                                    ------------
HONG KONG - 1.8%
HSBC Holdings plc                                         326,010      5,457,869
Hong Kong & China Gas Company, Ltd.                     1,103,700      2,667,076
Hutchison Whampoa, Ltd.                                   197,918      1,814,860
                                                                    ------------
                                                                       9,939,805
                                                                    ------------
INDIA - 3.1%
Hindustan Lever, Ltd.                                     781,700      4,771,330
ICICI Bank, Ltd. ADR                                       71,850      1,988,808

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
INDIA (CONTINUED)
Infosys Technologies, Ltd.                                 98,349   $  6,579,920
Zee Telefilms, Ltd.                                       765,800      4,107,180
                                                                    ------------
                                                                      17,447,238
                                                                    ------------
IRELAND - 0.4%
Anglo Irish Bank Corporation plc                          142,084      2,340,956
                                                                    ------------
ITALY - 0.2%
Bulgari SpA                                                73,500        884,190
                                                                    ------------
JAPAN - 11.1%
Canon, Inc.                                                28,900      1,912,347
Chugai Pharmaceutical Company, Ltd.                       106,400      1,929,616
Credit Saison Company, Ltd.                                66,100      3,655,222
Fanuc, Ltd.                                                17,200      1,655,349
Hoya Corporation                                           93,100      3,756,424
JGC Corporation                                            67,000      1,317,520
KDDI Corporation                                            1,053      5,626,137
Kao Corporation                                            76,000      2,001,274
Keyence Corporation                                        11,660      3,030,758
Kyocera Corporation                                        16,400      1,451,586
Murata Manufacturing Company, Ltd.                         68,700      4,651,000
Nidec Corporation                                          23,000      1,887,280
Nintendo Company, Ltd.                                     15,100      2,257,464
Resona Holdings, Inc.*                                        864      2,972,351
Shionogi & Company, Ltd.                                  263,000      4,313,893
Shiseido Company, Ltd.                                    137,000      2,548,567
Sony Corporation                                          157,500      7,291,357
Square Enix Corporation, Ltd.                             101,200      2,613,277
Takeda Pharmaceutical Company, Ltd.                        46,500      2,650,372
Toyota Motor Corporation                                   92,400      5,046,778
                                                                    ------------
                                                                      62,568,572
                                                                    ------------
KOREA - 2.5%
Hyundai Heavy Industries Company, Ltd.                     32,870      2,868,409
SK Telecom Company, Ltd. ADR                              218,380      5,151,584
Samsung Electronics Company, Ltd.                           8,948      5,801,122
                                                                    ------------
                                                                      13,821,115
                                                                    ------------
MEXICO - 1.9%
Fomento Economico Mexicano, S.A. de C.V.                  400,100      3,685,949
Grupo Modelo, S.A. de C.V. (Cl.C)                         555,100      2,026,694
Grupo Televisa S.A. ADR                                   239,732      4,770,667
                                                                    ------------
                                                                      10,483,310
                                                                    ------------
NETHERLANDS - 1.1%
Koninklijke (Royal) Philips Electronics N.V.              189,800      6,412,892
                                                                    ------------
NORWAY - 0.3%
Tandberg ASA                                              197,000      1,780,609
                                                                    ------------
PANAMA - 0.9%
Carnival Corporation                                      109,600      5,191,752
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PORTUGAL - 0.4%
Energias de Portugal S.A.                                 492,790   $  1,934,266
                                                                    ------------
SINGAPORE - 0.4%
Singapore Press Holdings, Ltd.                            822,466      2,289,999
                                                                    ------------
SPAIN - 0.7%
Industria de Diseno Textil S.A.                           106,200      4,097,728
                                                                    ------------
SWEDEN - 4.7%
Hennes & Mauritz AB (Cl.B)                                236,900      8,636,773
Investor AB (Cl.B)**                                      115,141      2,091,484
Telefonaktiebolaget LM Ericsson (Cl.B)                  4,146,400     15,755,458
                                                                    ------------
                                                                      26,483,715
                                                                    ------------
SWITZERLAND - 3.1%
Credit Suisse Group                                       119,640      6,709,599
Novartis AG                                                55,682      3,094,986
Roche Holding AG                                           43,014      6,400,903
Syngenta AG*                                                7,639      1,072,921
                                                                    ------------
                                                                      17,278,409
                                                                    ------------
TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR      330,079      3,320,595
                                                                    ------------
UNITED KINGDOM - 11.2%
3i Group plc**                                            154,390      2,521,118
BP plc ADR                                                 70,275      4,844,758
Burberry Group plc                                        217,694      1,750,019
Cadbury Schweppes plc                                     562,335      5,589,666
Diageo plc                                                 36,780        578,888
Gus plc                                                    95,492      1,750,839
Pearson plc                                               234,370      3,249,318
Prudential plc                                            416,406      4,825,957
Reckitt Benckiser plc                                     280,933      9,882,286
Royal Bank of Scotland Group plc                          253,502      8,248,333
Smith & Nephew plc                                        370,113      3,283,753
Tesco plc                                                 478,010      2,740,912
Vodafone Group plc                                      5,823,620     12,184,152
WPP Group plc                                             150,460      1,805,154
                                                                    ------------
                                                                      63,255,153
                                                                    ------------
UNITED STATES - 38.0%
3M Company                                                 74,500      5,638,905
Adobe Systems, Inc.                                        87,000      3,038,040
Advanced Micro Devices, Inc.*                             324,700     10,767,052
Affymetrix, Inc.*                                          53,700      1,768,341
Altera Corporation*                                       122,100      2,520,144
Altria Group, Inc.                                         18,200      1,289,652
Amazon.com, Inc.*                                          39,200      1,431,192
American Express Company                                   61,500      3,231,825
Amgen, Inc.*                                               62,900      4,575,975
AtheroGenics, Inc.*                                        21,700        354,144
Automatic Data Processing, Inc.                            76,000      3,471,680

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Avon Products, Inc.                                        83,800   $  2,612,046
Berkshire Hathaway, Inc. (Cl.B)*                            1,010      3,042,120
Biomet, Inc.                                               92,400      3,282,048
Boeing Company                                             46,600      3,631,538
Boston Scientific Corporation*                            186,900      4,308,045
Burlington Resources, Inc.                                 48,200      4,430,062
Cendant Corporation                                       183,600      3,185,460
Chevron Corporation                                        57,254      3,319,014
Cisco Systems, Inc.*                                      155,400      3,367,518
Citigroup, Inc.                                            28,333      1,338,451
Coach, Inc.*                                               82,400      2,849,392
Conor Medsystems, Inc.*                                    33,900        996,660
Corning, Inc.*                                            245,500      6,606,405
Cree, Inc.*                                                95,000      3,116,950
eBay, Inc.*                                               191,200      7,468,272
Emerson Electric Company                                   43,400      3,629,542
Everest Re Group, Ltd.                                     17,600      1,643,312
Express Scripts, Inc.*                                     29,700      2,610,630
First Data Corporation                                     17,600        824,032
Genentech, Inc.*                                           30,800      2,602,908
Gilead Sciences, Inc.*                                     74,800      4,654,056
GlobalSantaFe Corporation                                  90,400      5,491,800
Guidant Corporation                                         3,600        281,016
ImClone Systems, Inc.*                                     32,700      1,112,454
International Business Machines Corporation                46,475      3,832,793
International Game Technology                             105,700      3,722,754
International Rectifier Corporation*                       70,100      2,904,243
Intuit, Inc.*                                              86,900      4,622,211
JP Morgan Chase & Company                                 106,192      4,421,835
Johnson & Johnson                                          23,500      1,391,670
Juniper Networks, Inc.*                                    90,100      1,722,712
Lockheed Martin Corporation                                37,300      2,802,349
Medtronic, Inc.                                            30,900      1,568,175
Microsoft Corporation                                     284,900      7,752,129
Morgan Stanley                                             96,800      6,080,976
Nektar Therapeutics*(1,2)                                  57,268        933,697
Northern Trust Corporation                                 96,100      5,045,250
Northrop Grumman Corporation                               40,900      2,793,061
Novell, Inc.*                                             371,700      2,854,656
Nuvelo, Inc.*                                              14,100        251,262
Pfizer, Inc.                                               90,599      2,257,727
Procter & Gamble Company                                   35,390      2,039,172
Qualcomm, Inc.                                             95,940      4,855,523
Quest Diagnostics, Inc.                                    76,100      3,903,930
Raytheon Company                                           80,800      3,703,872
Sirius Satellite Radio, Inc.*                             937,300      4,761,484
Starbucks Corporation*                                     81,500      3,067,660
Theravance, Inc.*                                          45,400      1,273,016
Tiffany & Company                                          33,500      1,257,590
Transocean, Inc.*                                          91,100      7,315,330
Wal-Mart Stores, Inc.                                     120,000      5,668,800

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Walt Disney Company                                       123,700   $  3,449,993
Wyeth                                                      50,900      2,469,668
Yahoo!, Inc.*                                              40,600      1,309,756
                                                                    ------------
                                                                     214,523,975
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $391,417,884)                                               555,827,654
                                                                    ------------
PREFERRED STOCK - 0.6%
GERMANY - 0.6%
Porsche AG                                                  3,170      3,033,860
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $877,714)                                                     3,033,860
                                                                    ------------
REPURCHASE AGREEMENT - 0.6%
State Street, 1.75%, dated 03-31-06, matures
   04-03-06; repurchase amount $3,529,515
   (Collateralized by FNMA, 3.00%, 08-15-07 with a
   value of $3,601,517)                                $3,529,000      3,529,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $3,529,000)                                                   3,529,000
                                                                    ------------
TOTAL INVESTMENTS - 99.7%
   (cost $395,824,598)                                               562,390,514
CASH & OTHER ASSETS, LESS LIABILTIIES - 0.3%                           1,759,357
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $564,149,871
                                                                    ============

INVESTMENT CONCENTRATION

At March 31, 2006, SBL D's investment concentration by industry was as follows:

Aerospace & Defense                                                        1.1%
Air Freight & Logistics                                                    3.2%
Automobiles                                                                2.3%
Beverages                                                                  2.7%
Biotechnology                                                              2.6%
Capital Markets                                                            2.0%
Chemicals                                                                  0.2%
Commercial Banks                                                           2.0%
Commercial Services & Supplies                                             0.9%
Communications Equipment                                                   4.9%
Computers & Peripherals                                                    0.7%
Construction & Engineering                                                 0.2%
Consumer Finance                                                           1.2%
Diversified Financial Services                                             6.4%
Diversified Telecommunications                                             2.2%
Electric Utilities                                                         0.3%
Electrical Equipment                                                       0.6%
Electronic Equipment & Instruments                                         1.9%
Energy Equipment & Services                                                1.1%
Food & Staples Retailing                                                   1.5%
Gas Utilities                                                              0.5%
Health Care Equipment & Services                                           3.1%

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES D (GLOBAL)

INVESTMENT CONCENTRATION (CONTINUED)
Health Care Providers & Services                                            1.2%
Hotels, Restaurants & Leisure Products                                      2.1%
Household Durables                                                          3.5%
Household Products                                                          3.0%
Industrial Conglomerates                                                    2.1%
Insurance                                                                   4.2%
Internet & Catalog Retail                                                   0.6%
Internet Software & Services                                                2.1%
IT Services                                                                 1.9%
Leisure Equipment & Products                                                0.4%
Machinery                                                                   0.8%
Media                                                                       4.7%
Multi-Utilities & Unregulated Power                                         0.5%
Oil, Gas & Consumable Fuels                                                 5.2%
Paper & Forest Products                                                     1.0%
Personal Products                                                           1.3%
Pharmaceuticals                                                             6.7%
Semiconductors & Semiconductor Equipment                                    4.0%
Software                                                                    4.3%
Specialty Retail                                                            0.2%
Textiles, Apparel & Luxury Goods                                            4.4%
Tobacco                                                                     0.2%
Wireless Telecommunications                                                 3.1%
Repurchase agreement                                                        0.6%
Liabilities, less cash & other assets                                       0.3%
                                                                          -----
                                                                          100.0%
                                                                          =====

For federal income tax purposes the indentified cost of investments owned at March 31, 2006 was $397,284,841. For federal income tax purposes, the net unrealized appreciation on investments amounted to $165,105,673 which consisted of $170,619,049 of aggregate gross unrealized appreciation, and $5,513,376 of aggregate gross unrealized depreciation.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is restricted. The total market value of restricted securities is $933,697 (cost $649,992), or 0.2% of total net assets. The acquisition date was March 25, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $933,697 or 0.2% of total net assets.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                                SERIES D (GLOBAL)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                       NUMBER OF       MARKET
                                                         SHARES         VALUE
                                                      -----------   ------------
PREFERRED STOCK - 0.8%
INSURANCE BROKERS - 0.8%
Woodbourne Pass-Thru Trust (1)                                 12   $  1,206,375
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $1,205,796)                                                   1,206,375
                                                                    ------------
CORPORATE BONDS - 26.8%
AIRLINES - 0.4%
Southwest Airlines Company, 7.875% - 2007             $   700,000        722,616
                                                                    ------------
AUTOMOTIVE - 0.5%
Ford Motor Credit Company, 6.50% - 2007               $   650,000        647,512
General Motors Acceptance Corporation, 6.311% -
   2007                                               $   105,000         98,077
                                                                    ------------
                                                                         745,589
                                                                    ------------
BANKING - 4.4%
BCH Cayman Islands, Ltd., 7.70% - 2006                $   700,000        704,651
BOI Capital Funding II, 5.571% - 2016 (1)             $   650,000        622,421
BankBoston Capital Trust, 5.46% - 2028 (3)            $ 1,200,000      1,159,655
Chase Capital III, 5.37% - 2027 (3)                   $ 1,200,000      1,147,963
Danske Bank A/S, 7.40% - 2010 (1), (3)                $   800,000        821,114
RaboBank Capital Fund II, 5.26% - 2013 (1)            $ 1,200,000      1,153,420
Regions Financial Corporation, 7.00% - 2011           $ 1,000,000      1,068,969
US Central Credit Union, 2.70% - 2009                 $   397,727        377,328
                                                                    ------------
                                                                       7,055,521
                                                                    ------------
BROKERAGE - 0.8%
Credit Suisse First Boston USA, 6.125% - 2011         $   600,000        616,321
Legg Mason, Inc., 6.75% - 2008                        $   650,000        668,627
                                                                    ------------
                                                                       1,284,948
                                                                    ------------
BUILDING MATERIALS - 0.4%
CRH America, Inc., 6.95% - 2012                       $   600,000        635,497
                                                                    ------------
CHEMICALS - 0.4%
PPG Industries, Inc., 7.40% - 2019                    $   650,000        724,571
                                                                    ------------
CONSUMER NONCYCLICAL - OTHER - 0.4%
Johnson Controls, Inc., 4.875% - 2013                 $   600,000        566,276
                                                                    ------------
DIVERSIFIED MANUFACTURING - 0.4%
General Electric Company, 5.00% - 2013                $   600,000        583,621
                                                                    ------------
ELECTRIC - 2.3%
Arizona Public Service Company:
   6.375% - 2011                                      $   600,000        611,115
   4.65% - 2015                                       $ 1,250,000      1,126,930
Cincinnati Gas & Electric Company, 5.70% - 2012       $   600,000        597,679

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
East Coast Power LLC:
   6.737% - 2008                                      $    50,483   $     50,705
   7.066% - 2012                                          140,867        143,182
Kansas Gas & Electric, 5.647% - 2021                      650,000        620,737
Oncor Electric Delivery Company, 6.375% - 2015            600,000        619,158
                                                                    ------------
                                                                       3,769,506
                                                                    ------------
ENERGY - INDEPENDENT - 0.9%
Devon Financing Corporation, ULC, 6.875% - 2011           600,000        636,137
Pancanadian Petroleum, 6.30% - 2011                       750,000        777,296
                                                                    ------------
                                                                       1,413,433
                                                                    ------------
ENERGY - INTEGRATED - 0.5%
Conoco, Inc., 6.95% - 2029                                650,000        735,340
                                                                    ------------
FINANCIAL - OTHER - 2.2%
Bank of America Corporation, 7.80% - 2010                 650,000        702,851
Berkshire Hathaway, 4.75% - 2012                        1,800,000      1,736,737
Willis Group North America, Inc., 5.625% - 2015         1,200,000      1,169,045
                                                                    ------------
                                                                       3,608,633
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 1.5%
CIT Group Company of Canada, 4.65% - 2010               1,800,000      1,737,974
General Motors Acceptance Corporation,
   6.125% - 2006                                          650,000        647,002
                                                                    ------------
                                                                       2,384,976
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.2%
Capital One Financial, 4.738% - 2007                      650,000        645,095
Countrywide Capital, 8.00% - 2026                         700,000        709,859
SLM Corporation, 5.05% - 2014                             600,000        571,172
                                                                    ------------
                                                                       1,926,126
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.4%
General Electric Capital Corporation, 5.875% - 2012       600,000        612,968
                                                                    ------------
HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                                600,000        637,469
                                                                    ------------
HOME CONSTRUCTION - 0.7%
KB Home, 6.25% - 2015                                   1,250,000      1,167,632
                                                                    ------------
INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                           625,000        635,032
                                                                    ------------
INSURANCE - LIFE - 0.8%
AIG Sunamerica Global Financing X, 6.90% - 2032 (1)     1,200,000      1,320,869
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 1.2%
Liberty Mutual Group, 5.75% - 2014 (1)                  1,250,000      1,215,109
Nationwide Mutual Insurance Company, 8.25% - 2031
   (1)                                                    650,000        772,552
                                                                    ------------
                                                                       1,987,661
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE - 0.6%
Jones Intercable, Inc., 7.625% - 2008                 $   500,000   $    519,569
Lenfest Communications, Inc., 10.50% - 2006               500,000        504,163
                                                                    ------------
                                                                       1,023,732
                                                                    ------------
PHARMACEUTICALS - 1.2%
Eli Lilly & Company, 7.125% - 2025                        650,000        745,069
Teva Pharmaceutical Finance, LLC., 5.55% - 2016         1,200,000      1,157,486
                                                                    ------------
                                                                       1,902,555
                                                                    ------------
PIPELINES - 0.6%
Consolidated Natural Gas Company, 6.625% - 2013           600,000        628,607
Express Pipeline LP, 6.47% - 2013 (1)                     362,400        360,584
                                                                    ------------
                                                                         989,191
                                                                    ------------
RAILROADS - 0.8%
Canadian National Railway Company, 6.25% - 2034         1,200,000      1,260,416
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Reckson Operating Partnership, 5.15% - 2011             1,200,000      1,163,147
                                                                    ------------
SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008* (4, 5, 6)        500,000             --
                                                                    ------------
TECHNOLOGY - 1.5%
Oracle Corporation, 5.00% - 2011 (1)                    1,200,000      1,172,034
Pitney Bowes, Inc., 5.875% - 2006                         650,000        650,191
Science Applications International Corporation,
   7.125% - 2032                                          600,000        665,953
                                                                    ------------
                                                                       2,488,178
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, 6.875 - 2013                     1,200,000      1,238,129
                                                                    ------------
TRANSPORTATION SERVICES - 0.4%
TTX Company, 4.90% - 2015 (1)                             650,000        611,876
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $43,880,594)                                                 43,195,508
                                                                    ------------
MORTGAGE BACKED SECURITIES - 45.9%
U.S.  GOVERNMENT AGENCIES - 41.4%
Federal Home Loan Mortgage Corporation:
   #E01378, 5.00% - 2018                                2,271,328      2,219,258
   #E01488, 5.00% - 2018                                2,033,411      1,985,886
   #E01538, 5.00% - 2018                                2,087,023      2,037,961
   FHR #188 H, 7.00% - 2021                                 2,396          2,383
   #C44050, 7.00% - 2030                                   57,584         59,306
   #C01079, 7.50% - 2030                                   30,689         32,072
   #C01172, 6.50% - 2031                                   94,715         96,550
   #C01210, 6.50% - 2031                                  111,253        113,716
   #C50964, 6.50% - 2031                                   98,103        100,004
   #C50967, 6.50% - 2031                                   33,595         34,339
   #C01277, 7.00% - 2031                                  158,813        163,462

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S.  GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corporation (continued):
   #C01292, 6.00% - 2032                              $   440,576   $    441,440
   #C62801, 6.00% - 2032                                  191,824        192,200
   #C01287, 6.50% - 2032                                  258,156        263,158
   #C76358, 5.00% - 2033                                2,571,962      2,455,080
   #C78238, 5.50% - 2033                                2,473,358      2,419,678
   #A16943, 6.00% - 2033                                1,352,189      1,353,752
   #G08014, 5.00% - 2034                                2,593,626      2,472,317
   #G08015, 5.50% - 2034                                2,382,628      2,329,858
   #A17903, 6.00% - 2034                                1,626,219      1,628,207
   #1B2544, 5.289% - 2036 (3)                           3,250,000      3,208,511
   #G02109, 6.00% - 2036                                2,990,807      2,992,761
Federal National Mortgage Association:
   #254473, 5.50% - 2017                                2,073,361      2,062,886
   #720714, 4.50% - 2018                                2,113,024      2,024,515
   FNR 2005-46 TW, 5.00% - 2018                         3,000,000      2,905,556
   #555549, 5.00% - 2018                                2,404,567      2,344,431
   #750465, 5.00% - 2018                                2,065,341      2,017,642
   #780952, 4.00% - 2019                                2,540,479      2,378,796
   FNR 1990-68 J, 6.95% - 2020                              6,089          6,253
   FNR 1990-103 K, 7.50% - 2020                             1,816          1,823
   FNR 2005-24 AH, 5.00% - 2029                         5,892,494      5,778,718
   #252806, 7.50% - 2029                                   96,141        100,559
   #252874, 7.50% - 2029                                   33,511         35,051
   #535277, 7.00% - 2030                                   57,898         59,629
   #551262, 7.50% - 2030                                   21,169         22,126
   #190307, 8.00% - 2030                                   39,837         42,501
   #253356, 8.00% - 2030                                   47,040         50,185
   #541735, 8.00% - 2030                                   44,097         47,045
   #535838, 6.50% - 2031                                   82,215         83,885
   #585348, 6.50% - 2031                                   81,947         83,612
   #591381, 6.50% - 2031                                  143,512        146,426
   #254477, 5.50% - 2032                                1,168,955      1,141,192
   #254198, 6.00% - 2032                                  438,906        438,906
   #254377, 6.00% - 2032                                  730,975        731,661
   #254478, 6.00% - 2032                                  353,690        354,022
   #666750, 6.00% - 2032                                  728,084        728,084
   #254346, 6.50% - 2032                                  204,395        208,547
   #545691, 6.50% - 2032                                  307,731        313,981
   #659790, 6.50% - 2032                                  279,318        285,577
   #702879, 5.00% - 2033                                1,507,777      1,439,484
   #709805, 5.00% - 2033                                2,136,311      2,039,549
   #658077, 5.50% - 2033                                1,292,309      1,264,507
   #688328, 5.50% - 2033                                1,289,981      1,261,691
   #689108, 5.50% - 2033                                1,218,116      1,191,909
   #709748, 5.50% - 2033                                2,089,686      2,044,729
   #713971, 5.50% - 2033                                2,040,032      1,995,292
   #754903, 5.50% - 2033                                1,204,646      1,168,758
   #725033, 6.00% - 2034                                1,037,839      1,038,395
   #255554, 5.50% - 2035                                2,453,466      2,398,401
                                                                    ------------
                                                                      66,838,223
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES - 1.4%
Government National Mortgage Association:
   #301465, 9.00% - 2021                              $    21,769   $     23,675
   #305617, 9.00% - 2021                                   24,704         26,868
   #313107, 7.00% - 2022                                  129,033        134,525
   #352022, 7.00% - 2023                                   82,517         86,029
   #369303, 7.00% - 2023                                  113,156        117,972
   #780454, 7.00% - 2026                                  141,199        147,209
   #462680, 7.00% - 2028                                   81,722         85,200
   #482668, 7.00% - 2028                                   78,484         81,824
   #518436, 7.25% - 2029                                   28,912         30,118
   #494109, 7.50% - 2029                                   43,278         45,390
   #510704, 7.50% - 2029                                   34,585         36,273
   #781079, 7.50% - 2029                                   29,993         31,457
   #479229, 8.00% - 2030                                   17,600         18,795
   #479232, 8.00% - 2030                                   25,905         27,663
   #508342, 8.00% - 2030                                   48,876         52,193
   #538285, 6.50% - 2031                                  102,937        106,707
   #561561, 6.50% - 2031                                  203,912        211,472
   #564472, 6.50% - 2031                                  278,707        289,040
   #781414, 5.50% - 2032                                  395,747        391,938
   #552324, 6.50% - 2032                                  190,315        197,285
   II #181907, 9.50% - 2020                                17,291         19,124
   II #2445, 8.00% - 2027                                  54,670         58,108
   II #2909, 8.00% - 2030                                  31,433         33,410
                                                                    ------------
                                                                       2,252,275
                                                                    ------------
NON-AGENCY SECURITIES - 3.1%
Chase Commercial Mortgage Securities Corporation:
   1997-1B, 7.37% - 2029                                1,500,000      1,519,581
   1998-1B, 6.56% - 2030                                  500,000        511,336
Credit-Based Asset Servicing & Securitization,
   2005-CB5 AV2, 5.078% - 2035 (3)                      3,000,000      3,005,785
Global Rate Eligible Asset Trust, 1998-A,
   1998-A, 7.33% - 2006 (5, 6)                            793,940             --
                                                                    ------------
                                                                       5,036,702
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $76,882,491)                                                 74,127,200
                                                                    ------------
 U.S. AGENCY BONDS & NOTES - 7.2%
Federal Home Loan Bank,
   6.375% - 2006                                          900,000        904,351
Federal Home Loan Mortgage Corporation,
   2.85% - 2007                                         3,000,000      2,940,951
Federal National Mortgage Association:
   4.00% - 2007                                         3,000,000      2,961,387
   6.00% - 2008                                           850,000        865,706
   5.00% - 2013 (2)                                     1,935,000      1,877,759
   6.625% - 2030                                          750,000        879,952
   7.125% - 2030                                        1,000,000      1,238,707
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
U.S. AGENCY BONDS & NOTES (CONTINUED)
TOTAL U.S. AGENCY BONDS & NOTES
   (cost $11,547,630)                                               $ 11,668,813
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 17.8%
U.S. Treasury Bond:
   4.00% - 2007                                       $ 3,000,000      2,963,202
   3.875% - 2010                                        2,000,000      1,923,828
   4.25% - 2011                                         5,000,000      4,875,975
   4.25% - 2015                                           650,000        619,201
   4.50% - 2015                                         6,310,000      6,123,167
   5.375% - 2031                                        5,000,000      5,263,280
U.S. Treasury Notes:
   4.125% - 2008                                        3,000,000      2,957,109
   4.00% - 2010                                           600,000        581,836
   4.50% - 2010                                           550,000        542,609
   4.50% - 2016                                         3,025,000      2,942,049
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $29,662,770)                                                 28,792,256
                                                                    ------------
REPURCHASE AGREEMENT - 0.7%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $1,157,420 (Collateralized by FNMA, 3.125%,
   07-15-06 with a value of $1,180,486)                 1,157,000      1,157,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,157,000)                                                   1,157,000
                                                                    ------------
TOTAL INVESTMENTS - 99.2%
   (cost $164,336,281)                                               160,147,152
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.8%                         1,227,155
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $161,374,307
                                                                    ============

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $166,199,026. For federal income tax purposes, the net unrealized depreciation on investments amounted to $6,051,874, which consisted of $1,226,032 of aggregate gross unrealized appreciation, and $7,277,906 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1) Security is a 144A security The total market value of 144A securities is $9,256,354 (cost $9,397,842), or 5.7% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at March 31, 2006.

(3)  Variable rate security. Rate indicated is rate effective March 31, 2006.

(4)  Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

(6) Security is illiquid. The total market value of illiquid securities is $0 (cost $1,292,278), or 0.0% or net assets.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                           SHARES        VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.8%
AEROSPACE & DEFENSE - 5.9%
General Dynamics Corporation                                23,600   $ 1,509,928
United Technologies Corporation                             28,300     1,640,551
                                                                     -----------
                                                                       3,150,479
                                                                     -----------
AIR FREIGHT & LOGISTICS - 3.7%
FedEx Corporation                                           17,400     1,965,156
                                                                     -----------
BIOTECHNOLOGY - 3.0%
Amgen, Inc.*                                                22,500     1,636,875
                                                                     -----------
BROADCASTING & CABLE TV - 3.1%
CBS Corporation (Cl.B)*                                     22,200       532,356
Univision Communications, Inc.*                             32,300     1,113,381
                                                                     -----------
                                                                       1,645,737
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 6.3%
3Com Corporation*                                          116,000       593,920
ADC Telecommunications, Inc.*                               47,229     1,208,579
Cisco Systems, Inc.*                                        73,500     1,592,745
                                                                     -----------
                                                                       3,395,244
                                                                     -----------
CONSUMER FINANCE - 2.2%
American Express Company                                    22,500     1,182,375
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.4%
First Data Corporation                                      39,300     1,840,026
                                                                     -----------
DRUG RETAIL - 3.9%
CVS Corporation                                             69,900     2,087,913
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
Power-One, Inc.*                                           183,400     1,320,480
                                                                     -----------
EXCHANGE TRADED FUNDS - 5.4%
iShares Russell 1000 Growth Index Fund                      25,200     1,327,032
iShares S&P 500 Growth Index Fund                           26,100     1,585,053
                                                                     -----------
                                                                       2,912,085
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                                           8,000       416,080
                                                                     -----------
HEALTH CARE EQUIPMENT - 5.8%
Medtronic, Inc.                                             31,900     1,618,925
Zimmer Holdings, Inc.*                                      22,400     1,514,240
                                                                     -----------
                                                                       3,133,165
                                                                     -----------
HEALTH CARE SERVICES - 3.1%
Covance, Inc.*                                              28,100     1,650,875
                                                                     -----------
HOME IMPROVEMENT RETAIL - 4.0%
Home Depot, Inc.                                            50,500     2,136,150
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                           SHARES        VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HOTELS, RESORTS & CRUISE LINES - 3.6%
Carnival Corporation                                        40,900   $ 1,937,433
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 3.1%
Wal-Mart Stores, Inc.                                       35,100     1,658,124
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 4.1%
General Electric Company                                    64,200     2,232,876
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.6%
Viacom, Inc. (Cl.B)*                                        22,200       861,360
                                                                     -----------
MULTI-LINE INSURANCE - 4.0%
American International Group, Inc.                          32,800     2,167,752
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 2.8%
BJ Services Company                                         43,600     1,508,560
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 2.7%
Williams Companies, Inc.                                    67,700     1,448,103
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.9%
Citigroup, Inc.                                             20,200       954,248
First Marblehead Corporation                                25,900     1,120,175
                                                                     -----------
                                                                       2,074,423
                                                                     -----------
PHARMACEUTICALS - 2.4%
Johnson & Johnson                                           21,400     1,267,308
                                                                     -----------
SEMICONDUCTORS - 4.4%
Analog Devices, Inc.                                        22,700       869,183
Applied Micro Circuits Corporation*                        154,300       628,001
Intel Corporation                                           44,400       859,140
                                                                     -----------
                                                                       2,356,324
                                                                     -----------
SOFT DRINKS - 1.0%
PepsiCo, Inc.                                                9,300       537,447
                                                                     -----------
SYSTEMS SOFTWARE - 3.9%
Microsoft Corporation                                       77,300     2,103,333
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 3.0%
W.W. Grainger, Inc.                                         21,400     1,612,490
                                                                     -----------
TRUCKING - 3.2%
J.B. Hunt Transport Services, Inc.                          79,400     1,710,276
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $46,076,999)                                                 51,948,449
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
ASSET BACKED COMMERCIAL PAPER - 1.8%
FINANCIAL COMPANIES - TRADE RECEIVABLES - 1.8%
Eureka Securitization, 4.77%, 04-03-06                  $1,000,000   $   999,735
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $999,735)                                                       999,735
                                                                     -----------
TOTAL INVESTMENTS - 98.6%
   (cost $47,076,734)                                                 52,948,184
CASH & OTHER ASSETS, LESS LIABILITIES - 1.4%                             736,148
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $53,684,332
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $47,903,582. For federal income tax purposes, the net unrealized appreciation on investments amounted to $5,044,602, which consisted of $6,616,063 of aggregate gross unrealized appreciation, and $1,571,461 of aggregate gross unrealized depreciation.

*    Non-income producing security

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.1%
Boeing Company                                               4,100   $   319,513
General Dynamics Corporation                                 2,600       166,348
Honeywell International, Inc.                                1,000        42,770
Lockheed Martin Corporation                                  2,000       150,260
Northrop Grumman Corporation                                 1,500       102,435
United Technologies Corporation                              1,100        63,767
                                                                     -----------
                                                                         845,093
                                                                     -----------
AIR FREIGHT & LOGISTICS - 0.8%
United Parcel Service, Inc. (Cl.B)                           4,100       325,458
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
V.F. Corporation                                               500        28,450
                                                                     -----------
APPLICATION SOFTWARE - 0.3%
Autodesk, Inc.*                                                300        11,556
Compuware Corporation*                                       4,200        32,886
Parametric Technology Corporation*                           5,100        83,283
                                                                     -----------
                                                                         127,725
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Ameriprise Financial, Inc.                                   3,320       149,599
Franklin Resources, Inc.                                     1,800       169,632
Mellon Financial Corporation                                 1,700        60,520
                                                                     -----------
                                                                         379,751
                                                                     -----------
AUTOMOBILE MANUFACTURERS - 0.0%
Ford Motor Company                                           1,100         8,756
                                                                     -----------
AUTOMOTIVE RETAIL - 0.3%
AutoNation, Inc.*                                            5,600       120,680
                                                                     -----------
BIOTECHNOLOGY - 1.4%
Amgen, Inc.*                                                 5,900       429,225
Applera Corporation - Applied Biosystems Group                 200         5,428
Biogen Idec, Inc.*                                           3,000       141,300
                                                                     -----------
                                                                         575,953
                                                                     -----------
BROADCASTING & CABLE TV - 0.7%
CBS Corporation (Cl.B)*                                      7,950       190,641
Clear Channel Communications, Inc.                           1,100        31,911
Comcast Corporation*                                         2,100        54,936
                                                                     -----------
                                                                         277,488
                                                                     -----------
BUILDING PRODUCTS - 0.3%
Masco Corporation                                            4,000       129,960
                                                                     -----------
COMMERCIAL PRINTING - 0.3%
R.R. Donnelley & Sons Company                                3,600       117,792
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT - 3.0%
Ciena Corporation*                                           2,000   $    10,420
Cisco Systems, Inc.*                                        27,300       591,591
Comverse Technology, Inc.*                                   2,700        63,531
Corning, Inc.*                                                 200         5,382
Motorola, Inc.                                              10,300       235,973
Qualcomm, Inc.                                               2,800       141,708
Tellabs, Inc.*                                              10,000       159,000
                                                                     -----------
                                                                       1,207,605
                                                                     -----------
COMPUTER HARDWARE - 3.4%
Apple Computer, Inc.*                                        1,400        87,808
Dell, Inc.*                                                  8,500       252,960
Hewlett-Packard Company                                     13,700       450,730
International Business Machines Corporation                  7,000       577,290
NCR Corporation*                                               100         4,179
                                                                     -----------
                                                                       1,372,967
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation*                                            11,000       149,930
Lexmark International, Inc.*                                   200         9,076
                                                                     -----------
                                                                         159,006
                                                                     -----------
CONSTRUCTION & FARM MACHINERY - 0.7%
Caterpillar, Inc.                                              400        28,724
Deere & Company                                              1,200        94,860
Paccar, Inc.                                                 2,400       169,152
                                                                     -----------
                                                                         292,736
                                                                     -----------
CONSUMER FINANCE - 0.8%
American Express Company                                     3,100       162,905
Capital One Financial Corporation                            1,900       152,988
                                                                     -----------
                                                                         315,893
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
Automatic Data Processing, Inc.                              3,300       150,744
Computer Sciences Corporation*                               2,000       111,100
Fiserv, Inc.*                                                3,700       157,435
                                                                     -----------
                                                                         419,279
                                                                     -----------
DEPARTMENT STORES - 0.5%
J.C. Penney Company, Inc.                                    2,600       157,066
Sears Holding Corporation*                                     400        52,896
                                                                     -----------
                                                                         209,962
                                                                     -----------
DIVERSIFIED BANKS - 4.4%
Bank of America Corporation                                 18,770       854,786
Comerica, Inc.                                               3,000       173,910
U.S. Bancorp                                                 8,600       262,300
Wachovia Corporation                                         3,100       173,755
Wells Fargo & Company                                        5,000       319,350
                                                                     -----------
                                                                       1,784,101
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
DIVERSIFIED CHEMICALS - 0.3%
Dow Chemical Company                                           400   $    16,240
Engelhard Corporation                                          400        15,844
PPG Industries, Inc.                                         1,500        95,025
                                                                     -----------
                                                                         127,109
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
   - 0.3%
Cendant Corporation                                          6,100       105,835
                                                                     -----------
DIVERSIFIED METALS & MINING - 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                  2,200       131,494
                                                                     -----------
DRUG RETAIL - 0.0%
Walgreen Company                                               300        12,939
                                                                     -----------
ELECTRIC UTILITIES - 1.2%
American Electric Power Company, Inc.                        5,300       180,306
Edison International                                         4,300       177,074
Entergy Corporation                                          1,000        68,940
FPL Group, Inc.                                              1,500        60,210
Progress Energy, Inc. - Contingent Value
   Obligation*(2)                                              700           224
                                                                     -----------
                                                                         486,754
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
American Power Conversion Corporation                          900        20,799
Cooper Industries, Ltd.                                        100         8,690
Emerson Electric Company                                       800        66,904
                                                                     -----------
                                                                          96,393
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                                    800        30,040
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Molex, Inc.                                                  2,200        73,040
Sanmina-SCI Corporation*                                     1,800         7,380
                                                                     -----------
                                                                          80,420
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
Waste Management, Inc.                                       4,800       169,440
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                               800        67,800
                                                                     -----------
FOOD RETAIL - 1.3%
Kroger Company*                                              9,200       187,312
Safeway, Inc.                                                7,000       175,840
Supervalu, Inc.                                              4,800       147,936
                                                                     -----------
                                                                         511,088
                                                                     -----------
FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                            1,000        85,100
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
FOREST PRODUCTS - 0.4%
Louisiana-Pacific Corporation                                3,200   $    87,040
Weyerhaeuser Company                                           900        65,187
                                                                     -----------
                                                                         152,227
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.8%
Dollar General Corporation                                   3,900        68,913
Target Corporation                                           5,100       265,251
                                                                     -----------
                                                                         334,164
                                                                     -----------
GOLD - 0.3%
Newmont Mining Corporation                                   2,600       134,914
                                                                     -----------
HEALTH CARE DISTRIBUTORS - 0.5%
AmerisourceBergen Corporation                                  600        28,962
Cardinal Health, Inc.                                        2,500       186,300
                                                                     -----------
                                                                         215,262
                                                                     -----------
HEALTH CARE EQUIPMENT - 1.8%
Becton, Dickinson & Company                                  2,400       147,792
Guidant Corporation                                          1,100        85,866
Hospira, Inc.*                                               3,500       138,110
Medtronic, Inc.                                              4,800       243,600
Thermo Electron Corporation*                                   400        14,836
Waters Corporation*                                            803        34,650
Zimmer Holdings, Inc.*                                         700        47,320
                                                                     -----------
                                                                         712,174
                                                                     -----------
HEALTH CARE FACILITIES - 0.6%
HCA, Inc.                                                    4,400       201,476
Tenet Healthcare Corporation*                                5,000        36,900
                                                                     -----------
                                                                         238,376
                                                                     -----------
HEALTH CARE SERVICES - 0.6%
Caremark Rx, Inc.*                                           1,400        68,852
IMS Health, Inc.                                               300         7,731
Laboratory Corporation of American Holdings*                 2,800       163,744
                                                                     -----------
                                                                         240,327
                                                                     -----------
HEALTH CARE SUPPLIES - 0.0%
Bausch & Lomb, Inc.                                            100         6,370
                                                                     -----------
HOME IMPROVEMENT RETAIL - 1.7%
Home Depot, Inc.                                             8,600       363,780
Lowe's Companies, Inc.                                       4,700       302,868
                                                                     -----------
                                                                         666,648
                                                                     -----------
HOMEBUILDING - 0.7%
Centex Corporation                                             100         6,199
D.R. Horton, Inc.                                            3,200       106,304
KB Home                                                      1,600       103,968
Lennar Corporation                                             600        36,228
Pulte Homes, Inc.                                              300        11,526
                                                                     -----------
                                                                         264,225
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
HOMEFURNISHING RETAIL - 0.3%
Bed Bath & Beyond, Inc.*                                     3,200   $   122,880
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 0.8%
Carnival Corporation                                           700        33,159
Hilton Hotels Corporation                                    6,700       170,582
Marriott International, Inc.                                 1,500       102,900
                                                                     -----------
                                                                         306,641
                                                                     -----------
HOUSEHOLD APPLIANCES - 0.2%
Black & Decker Corporation                                     800        69,512
Whirlpool Corporation                                          100         9,147
                                                                     -----------
                                                                          78,659
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.9%
Clorox Company                                                 306        18,314
Kimberly-Clark Corporation                                   3,900       225,420
Procter & Gamble Company                                     9,065       522,325
                                                                     -----------
                                                                         766,059
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 1.0%
Wal-Mart Stores, Inc.                                        8,200       387,368
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
   - 0.8%
Duke Energy Corporation                                      7,500       218,625
TXU Corporation                                              2,318       103,754
                                                                     -----------
                                                                         322,379
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 4.3%
3M Company                                                   2,800       211,932
General Electric Company                                    35,400     1,231,212
Tyco International, Ltd.                                    11,400       306,432
                                                                     -----------
                                                                       1,749,576
                                                                     -----------
INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc.                                 800        53,752
                                                                     -----------
INDUSTRIAL MACHINERY - 0.8%
Illinois Tool Works, Inc.                                    2,100       202,251
Ingersoll-Rand Company, Ltd.                                 3,000       125,370
                                                                     -----------
                                                                         327,621
                                                                     -----------
INTEGRATED OIL & GAS - 4.9%
Chevron Corporation                                          5,904       342,255
ConocoPhillips                                               3,300       208,395
Exxon Mobil Corporation(1)                                  23,000     1,399,780
Murphy Oil Corporation                                         600        29,892
Occidental Petroleum Corporation                               152        14,083
                                                                     -----------
                                                                       1,994,405
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc.                                                  16,284   $   440,319
BellSouth Corporation                                        4,200       145,530
Citizens Communications Company                              8,000       106,160
Qwest Communications International, Inc.*                   26,200       178,160
Verizon Communications, Inc.                                 6,000       204,360
                                                                     -----------
                                                                       1,074,529
                                                                     -----------
INTERNET RETAIL - 0.2%
Amazon.com, Inc.*                                            2,100        76,671
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 1.2%
eBay, Inc.*                                                  2,500        97,650
Google, Inc.*                                                  700       273,000
VeriSign, Inc.*                                                100         2,399
Yahoo!, Inc.*                                                3,400       109,684
                                                                     -----------
                                                                         482,733
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 2.0%
E*Trade Financial Corporation*                               4,700       126,806
Goldman Sachs Group, Inc.                                    1,900       298,224
Lehman Brothers Holdings, Inc.                               1,900       274,607
Merrill Lynch & Company, Inc.                                1,300       102,388
                                                                     -----------
                                                                         802,025
                                                                     -----------
LEISURE PRODUCTS - 0.3%
Mattel, Inc.                                                 6,400       116,032
                                                                     -----------
LIFE & HEALTH INSURANCE - 1.8%
AFLAC, Inc.                                                    200         9,026
Jefferson-Pilot Corporation                                    400        22,376
MetLife, Inc.                                                5,200       251,524
Principal Financial Group, Inc.                              3,700       180,560
Prudential Financial, Inc.                                   3,400       257,754
                                                                     -----------
                                                                         721,240
                                                                     -----------
MANAGED HEALTH CARE - 1.4%
Cigna Corporation                                            1,500       195,930
Coventry Health Care, Inc.*                                    900        48,582
Humana, Inc.*                                                3,000       157,950
UnitedHealth Group, Inc.                                     2,300       128,478
WellPoint, Inc.*                                               500        38,715
                                                                     -----------
                                                                         569,655
                                                                     -----------
METAL & GLASS CONTAINERS - 0.2%
Ball Corporation                                             2,000        87,660
                                                                     -----------
MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                                        2,600       134,888
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
MOVIES & ENTERTAINMENT - 2.1%
News Corporation                                            15,100   $   250,811
Time Warner, Inc.                                           23,400       392,886
Viacom, Inc. (Cl.B)*                                         3,850       149,380
Walt Disney Company                                          1,600        44,624
                                                                     -----------
                                                                         837,701
                                                                     -----------
MULTI-LINE INSURANCE - 1.3%
American International Group, Inc.                           6,800       449,412
Genworth Financial, Inc.                                     1,300        43,459
Hartford Financial Services Group, Inc.                        500        40,275
                                                                     -----------
                                                                         533,146
                                                                     -----------
MULTI-UTILITIES - 1.3%
CMS Energy Corporation*                                      2,600        33,670
CenterPoint Energy, Inc.                                     6,800        81,124
Dominion Resources, Inc.                                     1,900       131,157
PG&E Corporation                                             3,200       124,480
Teco Energy, Inc.                                            8,700       140,244
                                                                     -----------
                                                                         510,675
                                                                     -----------
OIL & GAS DRILLING - 1.4%
Nabors Industries, Ltd.*                                     2,700       193,266
Noble Corporation                                            2,300       186,530
Rowan Companies, Inc.                                        3,400       149,464
Transocean, Inc.*                                              200        16,060
                                                                     -----------
                                                                         545,320
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 0.3%
BJ Services Company                                            400        13,840
Baker Hughes, Inc.                                             100         6,840
Schlumberger, Ltd.                                             900       113,913
                                                                     -----------
                                                                         134,593
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 1.6%
Anadarko Petroleum Corporation                               1,700       171,717
Burlington Resources, Inc.                                   1,300       119,483
Devon Energy Corporation                                     3,000       183,510
XTO Energy, Inc.                                             4,000       174,280
                                                                     -----------
                                                                         648,990
                                                                     -----------
OIL & GAS REFINING & MARKETING - 0.5%
Valero Energy Corporation                                    3,600       215,208
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.8%
Kinder Morgan, Inc.                                          1,600       147,184
Williams Companies, Inc.                                     8,300       177,537
                                                                     -----------
                                                                         324,721
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.5%
Citigroup, Inc.                                             19,300       911,732
JP Morgan Chase & Company                                    8,541       355,647
Morgan Stanley                                               2,500       157,050
                                                                     -----------
                                                                       1,424,429
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
PACKAGED FOODS & MEATS - 1.1%
Campbell Soup Company                                        4,800   $   155,520
ConAgra Foods, Inc.                                          6,100       130,906
General Mills, Inc.                                          3,500       177,380
                                                                     -----------
                                                                         463,806
                                                                     -----------
PAPER PACKAGING - 0.2%
Temple-Inland, Inc.                                          1,900        84,645
                                                                     -----------
PHARMACEUTICALS - 6.4%
Abbott Laboratories                                          5,300       225,091
Barr Pharmaceuticals, Inc.*                                    400        25,192
Bristol-Myers Squibb Company                                   700        17,227
Eli Lilly & Company                                          6,100       337,330
Johnson & Johnson                                           12,400       734,328
King Pharmaceuticals, Inc.*                                  8,000       138,000
Merck & Company, Inc.                                        7,500       264,225
Pfizer, Inc.                                                28,900       720,188
Schering-Plough Corporation                                  1,100        20,889
Watson Pharmaceuticals, Inc.*                                  400        11,496
Wyeth                                                        1,700        82,484
                                                                     -----------
                                                                       2,576,450
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.8%
Allstate Corporation                                         3,500       182,385
Chubb Corporation                                            1,800       171,792
Cincinnati Financial Corporation                             1,159        48,759
Progressive Corporation                                        600        62,556
Safeco Corporation                                           1,500        75,315
St. Paul Travelers Companies, Inc.                           4,088       170,838
                                                                     -----------
                                                                         711,645
                                                                     -----------
PUBLISHING - 0.2%
Gannett Company, Inc.                                        1,100        65,912
                                                                     -----------
RAILROADS - 1.0%
Burlington Northern Santa Fe Corporation                     2,500       208,325
CSX Corporation                                                100         5,980
Union Pacific Corporation                                    1,900       177,365
                                                                     -----------
                                                                         391,670
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Apartment Investment & Management Company                      100         4,690
Archstone-Smith Trust                                        1,400        68,278
Equity Office Properties Trust                                 200         6,716
Plum Creek Timber Company, Inc.                                100         3,693
Simon Property Group, Inc.                                   1,600       134,624
                                                                     -----------
                                                                         218,001
                                                                     -----------
REGIONAL BANKS - 1.4%
First Horizon National Corporation                           2,000        83,300
KeyCorp                                                      5,100       187,680
PNC Financial Services Group, Inc.                           1,900       127,889

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
SunTrust Banks, Inc.                                           100   $     7,276
Synovus Financial Corporation                                5,800       157,122
                                                                     -----------
                                                                         563,267
                                                                     -----------
RESTAURANTS - 0.5%
Darden Restaurants, Inc.                                     3,800       155,914
McDonald's Corporation                                         800        27,488
Yum! Brands, Inc.                                              400        19,544
                                                                     -----------
                                                                         202,946
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.1%
KLA-Tencor Corporation                                         900        43,524
                                                                     -----------
SEMICONDUCTORS - 3.1%
Advanced Micro Devices, Inc.*                                1,100        36,476
Analog Devices, Inc.                                           800        30,632
Freescale Semiconductor, Inc. (Cl.B)*                        6,172       171,396
Intel Corporation                                           23,200       448,920
LSI Logic Corporation*                                       7,000        80,920
Linear Technology Corporation                                  200         7,016
National Semiconductor Corporation                           5,900       164,256
Texas Instruments, Inc.                                      9,400       305,218
                                                                     -----------
                                                                       1,244,834
                                                                     -----------
SOFT DRINKS - 2.2%
Coca-Cola Company                                           10,200       427,074
Coca-Cola Enterprises, Inc.                                    300         6,102
Pepsi Bottling Group, Inc.                                   5,000       151,950
PepsiCo, Inc.                                                5,500       317,845
                                                                     -----------
                                                                         902,971
                                                                     -----------
SPECIALIZED FINANCE - 0.5%
CIT Group, Inc.                                              3,200       171,264
Moody's Corporation                                            300        21,438
                                                                     -----------
                                                                         192,702
                                                                     -----------
SPECIALTY CHEMICALS - 0.7%
International Flavors & Fragrances, Inc.                       400        13,728
Rohm & Haas Company                                          2,300       112,401
Sigma-Aldrich Corporation                                    2,300       151,317
                                                                     -----------
                                                                         277,446
                                                                     -----------
SPECIALTY STORES - 0.2%
Office Depot, Inc.*                                          1,900        70,756
                                                                     -----------
STEEL - 0.5%
Nucor Corporation                                            1,900       199,101
                                                                     -----------
SYSTEMS SOFTWARE - 3.3%
BMC Software, Inc.*                                          7,000       151,620
CA, Inc.                                                     1,800        48,978
Microsoft Corporation                                       32,400       881,604

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF       MARKET
                                                          SHARES        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE (CONTINUED)
Oracle Corporation*                                         10,400   $   142,376
Symantec Corporation*                                        5,947       100,088
                                                                     -----------
                                                                       1,324,666
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 1.3%
Countrywide Financial Corporation                            1,400        51,380
Federal Home Loan Mortgage Corporation                         300        18,300
Federal National Mortgage Association                          900        46,260
Golden West Financial Corporation                              200        13,580
MGIC Investment Corporation                                  2,400       159,912
Washington Mutual, Inc.                                      5,915       252,097
                                                                     -----------
                                                                         541,529
                                                                     -----------
TIRES & RUBBER - 0.2%
Goodyear Tire & Rubber Company*                              4,900        70,952
                                                                     -----------
TOBACCO - 1.3%
Altria Group, Inc.                                           6,500       460,590
Reynolds American, Inc.                                        300        31,650
UST, Inc.                                                    1,200        49,920
                                                                     -----------
                                                                         542,160
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.6%
Sprint Nextel Corporation                                    9,600       248,064
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $37,345,344)                                                 39,854,357
                                                                     -----------
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Bill, 4.048%, 04-06-06                        85,000        84,969
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $84,953)                                                         84,969
                                                                     -----------
REPURCHASE AGREEMENT - 1.9%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $762,277 (Collateralized by FHLMC,
   4.35%, 06-02-08 with a value of
   $778,230)                                           $   762,000       762,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $762,000)                                                       762,000
                                                                     -----------
TOTAL INVESTMENTS - 100.7%
   (cost $38,192,297)                                                 40,701,326
LIABILITIES, LESS CASH & OTHER ASSETS - (0.7%)                          (285,225)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $40,416,101
                                                                     ===========

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $39,754,832. For federal income tax purposes, the net unrealized appreciation on investments amounted to $946,494 which consisted of $1,985,190 of aggregate gross unrealized appreciation, and $1,038,696 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1)  Security is segregated as collateral for futures contracts.

(2) Security is restricted. The total market value of restricted securities is $224 (cost $336), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to November 2, 2000.

OPEN FUTURES CONTRACTS
POSITION - S&P 500 E-MINI FUTURES        Long
NUMBER OF CONTRACTS                         8
EXPIRATION DATE                     6/16/2006
CONTRACT AMOUNT                     $ 525,522
MARKET VALUE                        $ 521,320
UNREALIZED GAIN/LOSS                  ($4,202)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS - 98.7%
APPLICATION SOFTWARE - 2.6%
Tibco Software, Inc.*                                     588,400   $  4,919,024
Tyler Technologies, Inc.*                                 640,000      7,040,000
                                                                    ------------
                                                                      11,959,024
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
Northern Trust Corporation                                200,000     10,500,000
                                                                    ------------
BIOTECHNOLOGY - 3.3%
Cell Genesys, Inc.*                                       303,100      2,418,738
Charles River Laboratories International, Inc.*            62,000      3,039,240
Human Genome Sciences, Inc.*                              310,900      3,379,483
Incyte Corporation*                                       405,000      2,438,100
Kosan Biosciences, Inc.*                                  275,900      1,625,051
ZymoGenetics, Inc.*                                       102,100      2,207,402
                                                                    ------------
                                                                      15,108,014
                                                                    ------------
BROADCASTING & CABLE TV - 0.4%
WorldSpace, Inc.*                                         265,300      2,003,015
                                                                    ------------
COAL & CONSUMABLE FUELS - 0.5%
Hydrogen Corporation* (2), (4)                            432,924      2,424,375
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 8.8%
ADC Telecommunications, Inc.*                             328,571      8,408,132
Adtran, Inc.                                              273,500      7,160,230
Extreme Networks, Inc.*                                   550,000      2,761,000
Finisar Corporation*                                    2,924,100     14,474,295
PC-Tel, Inc.*                                             241,000      2,294,320
Symmetricom, Inc.*                                        600,000      5,130,000
                                                                    ------------
                                                                      40,227,977
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 2.0%
Mobility Electronics, Inc.*                               246,500      2,053,345
M-Systems Flash Disk Pioneers, Ltd.*                      180,000      4,654,800
Novatel Wireless, Inc.*                                   282,500      2,528,375
                                                                    ------------
                                                                       9,236,520
                                                                    ------------
CONSTRUCTION & ENGINEERING - 5.0%
Insituform Technologies, Inc.*                            305,000      8,113,000
Shaw Group, Inc.*                                         489,000     14,865,600
                                                                    ------------
                                                                      22,978,600
                                                                    ------------
CONSTRUCTION MATERIALS - 1.7%
Headwaters, Inc.*                                         200,000      7,958,000
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Hewitt Associates, Inc.*                                   76,000      2,260,240
                                                                    ------------
DEPARTMENT STORES - 0.4%
Maidenform Brands, Inc.*                                  162,500      1,789,125
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
ChoicePoint, Inc.*                                        126,000   $  5,638,500
Equifax, Inc.                                              76,600      2,852,584
Navigant Consulting, Inc.*                                185,000      3,949,750
                                                                    ------------
                                                                      12,440,834
                                                                    ------------
ELECTRIC UTILITIES - 7.2%
KFx, Inc.*                                              1,814,400     33,022,080
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 8.3%
Electric City Corporation* (2)                          2,214,000      1,416,960
Millennium Cell, Inc.*                                    262,700        420,320
Plug Power, Inc.*                                         936,000      4,680,000
Power-One, Inc.*                                        2,340,000     16,848,000
Roper Industries, Inc.                                    212,000     10,309,560
UQM Technologies, Inc.* (2)                               887,372      3,984,300
Ultralife Batteries, Inc.*                                 12,600        161,910
                                                                    ------------
                                                                      37,821,050
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 6.5%
Aeroflex, Inc.*                                           418,000      5,739,140
FLIR Systems, Inc.*                                       380,000     10,795,800
Identix, Inc.*                                            119,000        947,240
Maxwell Technologies, Inc.*                               629,100     12,273,741
                                                                    ------------
                                                                      29,755,921
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.7%
Fred's, Inc.                                              252,100      3,342,846
                                                                    ------------
HEALTH CARE FACILITIES - 2.2%
U.S. Physical Therapy, Inc.*                              225,300      3,854,883
United Surgical Partners International, Inc.*             180,000      6,373,800
                                                                    ------------
                                                                      10,228,683
                                                                    ------------
HEALTH CARE SERVICES - 1.2%
Providence Service Corporation*                           165,500      5,382,060
                                                                    ------------
HEALTH CARE SUPPLIES - 0.7%
Orthovita, Inc.*                                          800,000      3,312,000
                                                                    ------------
HOME FURNISHINGS - 0.3%
Kirkland's, Inc.*                                         221,565      1,564,803
                                                                    ------------
HOUSEWARES & SPECIALTIES - 0.3%
Jarden Corporation*                                        45,100      1,481,535
                                                                    ------------
INDUSTRIAL MACHINERY - 0.9%
Quixote Corporation                                        93,700      2,319,075
Tennant Company                                            35,500      1,857,360
                                                                    ------------
                                                                       4,176,435
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES - 0.7%
RealNetworks, Inc.*                                       385,000   $  3,176,250
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 3.4%
Acxiom Corporation                                        339,000      8,759,760
Keane, Inc.* (1)                                          430,400      6,778,800
                                                                    ------------
                                                                      15,538,560
                                                                    ------------
METAL & GLASS CONTAINERS - 3.2%
Pactiv Corporation*                                       590,000     14,478,600
                                                                    ------------
MOVIES & ENTERTAINMENT - 0.7%
Lions Gate Entertainment Corporation* (1)                 317,200      3,219,580
                                                                    ------------
OIL & GAS DRILLING - 1.7%
Ensco International, Inc.                                 150,000      7,717,500
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                                       142,000      4,913,200
Superior Energy Services, Inc.*                            31,300        838,527
                                                                    ------------
                                                                       5,751,727
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 4.3%
Rentech, Inc.* (2)                                      3,560,000     15,486,000
Syntroleum Corporation*                                   524,000      4,333,480
                                                                    ------------
                                                                      19,819,480
                                                                    ------------
OIL & GAS REFINING & MARKETING - 1.5%
Western Gas Resources, Inc. (1)                           144,800      6,986,600
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 1.3%
Williams Companies, Inc.                                  270,000      5,775,300
                                                                    ------------
PACKAGED FOODS & MEATS - 1.5%
Hormel Foods Corporation (1)                              200,000      6,760,000
                                                                    ------------
PHARMACEUTICALS - 2.9%
Combinatorx, Inc.*                                        275,200      3,274,880
Hollis-Eden Pharmaceuticals, Inc.*                        522,346      3,217,651
Iomai Corporation*                                        324,000      1,882,440
Ligand Pharmaceuticals, Inc. (Cl.B)*                      389,700      5,007,645
                                                                    ------------
                                                                      13,382,616
                                                                    ------------
RAILROADS - 1.3%
Kansas City Southern*                                     241,000      5,952,700
                                                                    ------------
REGIONAL BANKS - 1.1%
Boston Private Financial Holdings, Inc.                   150,000      5,068,500
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 1.9%
Mindspeed Technologies, Inc.*                           2,200,000      8,756,000
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                          SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 3.8%
Applied Micro Circuits Corporation*                     1,300,000   $  5,291,000
hi/fn, Inc.*                                              337,200      2,630,160
IXYS Corporation*                                       1,010,000      9,312,200
QuickLogic Corporation*                                    13,200         75,768
                                                                    ------------
                                                                      17,309,128
                                                                    ------------
SPECIALTY STORES - 1.1%
Tractor Supply Company* (1)                                73,500      4,875,990
                                                                    ------------
SYSTEMS SOFTWARE - 2.4%
BEA Systems, Inc.*                                        736,000      9,663,680
Sybase, Inc.*                                              70,300      1,484,736
                                                                    ------------
                                                                      11,148,416
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 2.8%
MSC Industrial Direct Company, Inc.                       235,000     12,694,700
                                                                    ------------
TRUCKING - 3.3%
J.B. Hunt Transport Services, Inc. (1)                    426,000      9,176,040
Old Dominion Freight Line, Inc.*                          185,000      4,985,750
Universal Truckload Services, Inc.*                        33,300        834,165
                                                                    ------------
                                                                      14,995,955
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $318,604,146)                                               452,380,739
                                                                    ------------
PREFERRED STOCK - 0.1%
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE (2, 3, 4)                 1,380,000        625,968
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $1,302,103)                                                     625,968
                                                                    ------------
WARRANTS - 0.2%
Bioject Medical Technologies, Inc., $11.00,
   05-23-06 (3)                                            16,875             --
Electric City Corporation, $0.40,
   03-19-09 (2, 3)                                        645,750        196,454
Hollis-Eden Pharmaceuticals, Inc., $15.45,
   06-19-07 (3)                                            18,126          2,879
Orthovita, Inc., $4.00, 06-26-08 (3)                      175,000        180,571
Syntroleum Corporation, $7.60, 05-26-08                    29,100        102,432
ThermoEnergy Corporation, $1.50,
   07-14-08 (2, 3, 4)                                   1,380,000        180,918
                                                                    ------------
TOTAL WARRANTS
   (cost $1,414,987)                                                     663,254
                                                                    ------------
COMMERCIAL PAPER - 0.4%
BROKERAGE - 0.2%
Merrill Lynch & Company, Inc., 4.68%, 04-03-06         $1,000,000        999,738
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                       ----------   ------------
COMMERCIAL PAPER (CONTINUED)
NON U.S. BANKING - 0.2%
Danske Corporation, 4.63%, 04-06-06                    $1,000,000   $    999,347
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $1,999,085)                                                   1,999,085
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 0.2%
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.2%
Sheffield Receivables Corporation, 4.72%, 04-05-06      1,000,000        999,476
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $999,476)                                                       999,476
                                                                    ------------
TOTAL INVESTMENTS - 99.6%
   (cost $324,319,797)                                               456,668,522
CASH & OTHER ASSETS, LESS LIABILITIES - 0.4%                           1,858,573
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $458,527,095
                                                                    ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2006 was $325,132,988. For federal income tax purposes, the net unrealized appreciation on investments amounted to $131,535,534 which consisted of $148,288,461 of aggregate gross unrealized appreciation, and $16,752,927 of aggregate gross unrealized depreciation.

*    Non-income producing security

PIPE-Private Investment in Puplic Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secodary public offering.

(1) A portion of this security is segregated as collateral for open written options contracts.

(2) Security is illiquid. The total market value of illiquid securities is $24,314,975 (cost $16,139,151), or 5.3% of total net assets.

(3) Security is fair valued by the Board of Directors. The total market value is $1,186,790 (cost $2,716,799), or 0.3% of total net assets.

(4) Afflliated Company; the Series owns 5% or more of the outstanding voting securities of the portfolio company. The total value of affiliated securities amounted to $3,231,261 (cost $3,587,957), or 0.7% of total net assets.

SERIES J CALL OPTIONS WRITTEN OUTSTANDING

                                       EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                              DATE        PRICE    CONTRACTS     VALUE
------------                           ----------   --------   ---------   --------
J.B. Hunt Transport Services, Inc.      04/21/06     $25.00        896     $  4,480
Lions Gate Entertainment Corporation    06/16/06     $10.00      2,244      168,300
Tractor Supply Company                  07/21/06     $65.00        365      197,100
Western Gas Resources, Inc.             04/21/06     $50.00        485       29,100
Total call options outstanding                                   ------    --------
   (premiums received, $542,833)                                 3,990     $398,980
                                                                 ======    ========

SERIES J PUT OPTIONS WRITTEN OUTSTANDING

                                       EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                              DATE        PRICE    CONTRACTS    VALUE
------------                           ----------   --------   ---------   --------
Transocean, Inc.                        05/19/06     $70.00       310       $21,700
Trex Company, Inc.                      04/21/06     $25.00       485        12,125
Total put options outstanding                                     ---       -------
   (premiums received, $189,042)                                  795       $33,825
                                                                  ===       =======

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS - 55.5%
ADVERTISING - 0.3%
Lamar Advertising Company*                                  2,800   $    147,336
Omnicom Group, Inc.                                         1,300        108,225
WPP Group plc ADR                                             100          6,000
                                                                    ------------
                                                                         261,561
                                                                    ------------
AEROSPACE & DEFENSE - 1.2%
Boeing Company                                              3,300        257,169
DRS Technologies, Inc.                                        105          5,761
General Dynamics Corporation                                3,400        217,532
Goodrich Corporation                                        2,100         91,581
Honeywell International, Inc.                               7,500        320,775
Rockwell Colllins, Inc.                                     3,600        202,860
Triumph Group, Inc.*                                          300         13,278
United Technologies Corporation                             2,800        162,316
                                                                    ------------
                                                                       1,271,272
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.5%
Expeditors International of Washington, Inc.                  300         25,917
UTI Worldwide, Inc.                                           900         28,440
United Parcel Service, Inc. (Cl.B)                          5,600        444,528
                                                                    ------------
                                                                         498,885
                                                                    ------------
AIRLINES - 0.2%
SkyWest, Inc.                                               1,500         43,905
Southwest Airlines Company                                  6,300        113,337
                                                                    ------------
                                                                         157,242
                                                                    ------------
ALUMINUM - 0.2%
Alcan, Inc.                                                 2,100         96,033
Alcoa, Inc.                                                 2,000         61,120
                                                                    ------------
                                                                         157,153
                                                                    ------------
APPAREL RETAIL - 0.4%
Chico's FAS, Inc.*                                          1,100         44,704
Hot Topic, Inc.*                                            3,700         53,650
Pacific Sunwear of California, Inc.*                          600         13,296
Ross Stores, Inc.                                           3,800        110,922
TJX Companies, Inc.                                         6,000        148,920
                                                                    ------------
                                                                         371,492
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Fossil, Inc.*                                                 600         11,148
Quiksilver, Inc.*                                             300          4,158
                                                                    ------------
                                                                          15,306
                                                                    ------------
APPLICATION SOFTWARE - 0.2%
Cadence Design Systems, Inc.*                                 400          7,396
FactSet Research Systems, Inc.                                250         11,088
Fair Isaac Corporation                                        645         25,555
Intuit, Inc.*                                               1,800         95,742
Jack Henry & Associates, Inc.                                 300          6,861

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
APPLICATION SOFTWARE (CONTINUED)
Taleo Corporation*                                          1,200   $     15,660
                                                                    ------------
                                                                         162,302
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
Ameriprise Financial, Inc.                                  2,840        127,970
Eaton Vance Corporation                                       700         19,166
Franklin Resources, Inc.                                      700         65,968
Investors Financial Services Corporation                    2,600        121,862
Janus Capital Group, Inc.                                   1,400         32,438
Legg Mason, Inc.                                              900        112,797
Nuveen Investments                                          1,100         52,965
State Street Corporation                                    2,200        132,946
                                                                    ------------
                                                                         666,112
                                                                    ------------
AUTO PARTS & EQUIPMENT - 0.1%
Autoliv, Inc.                                                 500         28,290
Gentex Corporation                                            700         12,222
Johnson Controls, Inc.                                        200         15,186
                                                                    ------------
                                                                          55,698
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                                  8,400        178,668
                                                                    ------------
AUTOMOTIVE RETAIL - 0.0%
O'Reilly Automotive, Inc.*                                  1,100         40,216
                                                                    ------------
BIOTECHNOLOGY - 1.0%
Abgenix, Inc.*                                              1,400         31,500
Alkermes, Inc.*                                               800         17,640
Amgen, Inc.*                                                5,600        407,400
Biogen Idec, Inc.*                                          2,000         94,200
Celgene Corporation*                                        1,000         44,220
Cephalon, Inc.*                                               895         53,924
Charles River Laboratories International, Inc.*               300         14,706
Chiron Corporation*                                           800         36,648
Digene Corporation*                                           300         11,730
Genentech, Inc.*                                            1,300        109,863
Genzyme Corporation*                                          700         47,054
Gilead Sciences, Inc.*                                      2,500        155,550
Invitrogen Corporation*                                       316         22,161
Neurocrine Biosciences, Inc.*                                 300         19,362
Senomyx, Inc.*                                                200          3,292
Techne Corporation*                                           200         12,028
                                                                    ------------
                                                                       1,081,278
                                                                    ------------
BREWERS - 0.2%
Anheuser-Busch Companies, Inc.                              3,800        162,526
Boston Beer Company, Inc.*                                    400         10,404
Compania Cervecerias Unidas S.A. ADR                          900         22,410
                                                                    ------------
                                                                         195,340
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
BROADCASTING & CABLE TV - 0.4%
Cox Radio, Inc.*                                              500   $      6,710
DirecTV Group, Inc.*                                        1,940         31,816
Discovery Holding Company*                                    966         14,490
E.W. Scripps Company                                          600         26,826
EchoStar Communications Corporation*                          600         17,922
Emmis Communications Corporation*                             200          3,200
Liberty Global, Inc.*                                         303          6,202
Liberty Media Corporation*                                 11,364         93,298
Radio One, Inc. (Cl.D)*                                     1,000          7,460
Rogers Communications, Inc. (Cl.B)                          2,900        110,635
Univision Communications, Inc.*                             2,300         79,281
                                                                    ------------
                                                                         397,840
                                                                    ------------
BUILDING PRODUCTS - 0.1%
American Standard Companies, Inc.                           2,900        124,294
Trex Company, Inc.*                                           100          3,170
Universal Forest Products, Inc.                               200         12,698
                                                                    ------------
                                                                         140,162
                                                                    ------------
CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.                                1,200         93,552
International Game Technology                               2,700         95,094
Shuffle Master, Inc.*                                         400         14,296
Station Casinos, Inc.                                         500         39,685
Wynn Resorts, Ltd.*                                           800         61,480
                                                                    ------------
                                                                         304,107
                                                                    ------------
CATALOG RETAIL - 0.0%
IAC/InterActiveCorp*                                          550         16,209
Insight Enterprises, Inc.*                                    600         13,206
                                                                    ------------
                                                                          29,415
                                                                    ------------
COAL & CONSUMABLE FUELS - 0.1%
Consol Energy, Inc.                                           300         22,248
Peabody Energy Corporation                                  1,000         50,410
                                                                    ------------
                                                                          72,658
                                                                    ------------
COMMODITY CHEMICALS - 0.0%
Nova Chemicals Corporation                                  1,700         48,450
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 1.6%
Belden CDT, Inc.                                              300          8,169
Blue Coat Systems, Inc.*                                      300          6,522
Cisco Systems, Inc.*                                       30,600        663,102
Comverse Technology, Inc.*                                    900         21,177
Corning, Inc.*                                              3,500         94,185
Dolby Laboratories, Inc.*                                     400          8,360
F5 Networks, Inc.*                                            400         28,996
Inter-Tel, Inc.                                               600         12,864
Juniper Networks, Inc.*                                     7,800        149,136
Lucent Technologies, Inc.*                                 38,600        117,730

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
Motorola, Inc.                                              6,700   $    153,497
Nokia Oyj ADR                                               7,300        151,256
Plantronics, Inc.                                             200          7,086
Polycom, Inc.*                                                500         10,840
Qualcomm, Inc.                                              4,000        202,440
                                                                    ------------
                                                                       1,635,360
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                      2,325        130,037
                                                                    ------------
COMPUTER HARDWARE - 1.5%
Apple Computer, Inc.*                                       1,700        106,624
Avid Technology, Inc.*                                        600         26,076
Dell, Inc.*                                                16,200        482,112
Hewlett-Packard Company                                     2,700         88,830
International Business Machines Corporation                 7,900        651,513
Sun Microsystems, Inc.*                                    37,100        190,323
                                                                    ------------
                                                                       1,545,478
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
Applied Films Corporation*                                    200          3,886
EMC Corporation*                                           16,200        220,806
Rackable Systems, Inc.*                                       100          5,285
                                                                    ------------
                                                                         229,977
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.0%
Fluor Corporation                                             300         25,740
Insituform Technologies, Inc.*                                400         10,640
                                                                    ------------
                                                                          36,380
                                                                    ------------
CONSTRUCTION & FARM MACHINERY - 0.3%
Deere & Company                                             2,500        197,625
Joy Global, Inc.                                              600         35,862
Oshkosh Truck Corporation                                     900         56,016
                                                                    ------------
                                                                         289,503
                                                                    ------------
CONSUMER ELECTRONICS - 0.0%
Harman International Industries, Inc.                         300         33,339
                                                                    ------------
CONSUMER FINANCE - 0.5%
American Express Company                                    4,700        246,985
Capital One Financial Corporation                             800         64,416
Jackson Hewitt Tax Service, Inc.                              500         15,790
SLM Corporation                                             3,500        181,790
                                                                    ------------
                                                                         508,981
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Affiliated Computer Services, Inc.*                           600         35,796
Automatic Data Processing, Inc.                             3,900        178,152
DST Systems, Inc.*                                            500         28,970
First Data Corporation                                      4,000        187,280

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Fiserv, Inc.*                                                 800   $     34,040
Global Payments, Inc.                                         400         21,204
Iron Mountain, Inc.*                                          750         30,555
                                                                    ------------
                                                                         515,997
                                                                    ------------
DEPARTMENT STORES - 0.4%
Kohl's Corporation*                                         8,000        424,080
Lotte Shopping Company, Ltd. GDR* (1, 7)                    1,400         28,673
                                                                    ------------
                                                                         452,753
                                                                    ------------
DIVERSIFIED BANKS - 1.4%
Bank of America Corporation                                10,876        495,293
Global Cash Access, Inc.*                                     400          7,008
Popular, Inc.                                               1,100         22,836
U.S. Bancorp                                                8,300        253,150
Wachovia Corporation                                        5,200        291,460
Wells Fargo & Company                                       5,200        332,124
                                                                    ------------
                                                                       1,401,871
                                                                    ------------
DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation                                             300         10,197
Dow Chemical Company                                        4,300        174,580
E.I. du Pont de Nemours & Company                           4,651        196,319
                                                                    ------------
                                                                         381,096
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
Advisory Board Company*                                       400         22,308
Cendant Corporation                                         6,400        111,040
ChoicePoint, Inc.*                                            266         11,904
Cintas Corporation                                            700         29,834
Corporate Executive Board Company                             600         60,540
IntercontinentalExchange, Inc.*                               100          6,905
Navigant Consulting, Inc.*                                    300          6,405
                                                                    ------------
                                                                         248,936
                                                                    ------------
DIVERSIFIED METALS & MINING - 0.1%
BHP Billiton, Ltd. ADR                                      2,700        107,595
                                                                    ------------
DRUG RETAIL - 0.3%
CVS Corporation                                             3,900        116,493
Walgreen Company                                            5,500        237,215
                                                                    ------------
                                                                         353,708
                                                                    ------------
EDUCATION SERVICES - 0.1%
Apollo Group, Inc.*                                           500         26,255
Corinthian Colleges, Inc.*                                    100          1,440
Education Management Corporation*                             800         33,280
                                                                    ------------
                                                                          60,975
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES - 0.9%
Edison International                                        2,900   $    119,422
Entergy Corporation                                         2,900        199,926
Exelon Corporation                                          5,400        285,660
FirstEnergy Corporation                                     2,100        102,690
Great Plains Energy, Inc.                                     800         22,520
NRG Energy, Inc.*                                           1,400         63,308
PPL Corporation                                             1,300         38,220
Pinnacle West Captial Corporation                           1,900         74,290
                                                                    ------------
                                                                         906,036
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
Color Kinetics, Inc.*                                         600         12,708
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
CyberOptics Corporation*                                      700         10,479
Digital Theater Systems, Inc.*                                200          3,932
FLIR Systems, Inc.*                                           600         17,046
iRobot Corporation*                                           200          5,560
Littelfuse, Inc.*                                             200          6,826
Symbol Technologies, Inc.                                  10,400        110,032
Tektronix, Inc.                                             1,500         53,565
                                                                    ------------
                                                                         207,440
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 0.3%
AVX Corporation                                               800         14,160
Flextronics International, Ltd.*                            5,400         55,890
Jabil Circuit, Inc.*                                        4,000        171,440
Mercury Computer Systems, Inc.*                               500          8,100
Plexus Corporation*                                         1,100         41,327
                                                                    ------------
                                                                         290,917
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Republic Services, Inc.                                     2,900        123,279
Waste Connections, Inc.*                                      300         11,943
                                                                    ------------
                                                                         135,222
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                            1,200        101,700
Mosaic Company*                                               800         11,480
Potash Corporation of Saskatchewan, Inc.                    1,100         96,899
                                                                    ------------
                                                                         210,079
                                                                    ------------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*                               300          9,357
Sysco Corporation                                           2,900         92,945
United Natural Foods, Inc.*                                   500         17,485
                                                                    ------------
                                                                         119,787
                                                                    ------------
FOOD RETAIL - 0.1%
Kroger Company*                                             5,300        107,908
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                           1,000   $     85,100
                                                                    ------------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                        1,400        101,402
                                                                    ------------
GAS UTILITIES - 0.1%
AGL Resources, Inc.                                         1,400         50,470
National Fuel Gas Company                                     800         26,176
OGE Energy Corporation                                      1,000         29,000
WGL Holdings, Inc.                                            600         18,252
                                                                    ------------
                                                                         123,898
                                                                    ------------
GENERAL MERCHANDISE STORES - 0.3%
Dollar General Corporation                                  1,300         22,971
Dollar Tree Stores, Inc.*                                     200          5,534
Family Dollar Stores, Inc.                                  1,100         29,260
Fred's, Inc.                                                  400          5,304
Target Corporation                                          5,200        270,452
                                                                    ------------
                                                                         333,521
                                                                    ------------
GOLD - 0.2%
Newmont Mining Corporation                                  3,000        155,670
                                                                    ------------
HEALTH CARE DISTRIBUTORS - 0.2%
Cardinal Health, Inc.                                       2,350        175,122
Patterson Companies, Inc.*                                  1,200         42,240
                                                                    ------------
                                                                         217,362
                                                                    ------------
HEALTH CARE EQUIPMENT - 1.1%
Aspect Medical Systems, Inc.*                                 500         13,720
Baxter International, Inc.                                  3,100        120,311
Boston Scientific Corporation*                              9,700        223,585
C.R. Bard, Inc.                                             1,000         67,810
Cytyc Corporation*                                          1,000         28,180
Edwards Lifesciences Corporation*                             300         13,050
Fisher Scientific International, Inc.*                        500         34,025
Medtronic, Inc.                                             6,700        340,025
Respironics, Inc.*                                            100          3,891
St. Jude Medical, Inc.*                                     1,800         73,800
Steris Corporation                                            700         17,276
Stryker Corporation                                         1,600         70,944
Thermo Electron Corporation*                                1,900         70,471
Thoratec Corporation*                                         700         13,489
Zimmer Holdings, Inc.*                                      1,200         81,120
                                                                    ------------
                                                                       1,171,697
                                                                    ------------
HEALTH CARE FACILITIES - 0.1%
AmSurg Corporation*                                           200          4,538
Community Health Systems, Inc.*                             1,300         46,995
Health Management Associates, Inc.                            600         12,942
LifePoint Hospitals, Inc.*                                    200          6,220

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
HEALTH CARE FACILITIES (CONTINUED)
Symbion, Inc.*                                                400   $      9,060
Triad Hospitals, Inc.*                                      1,110         46,509
United Surgical Partners International, Inc.*                 400         14,164
                                                                    ------------
                                                                         140,428
                                                                    ------------
HEALTH CARE SERVICES - 0.4%
Caremark Rx, Inc.*                                          3,100        152,458
Computer Programs & Systems, Inc.                             900         45,000
DaVita, Inc.*                                                 950         57,200
Medco Health Solutions, Inc.*                               2,163        123,767
Omnicare, Inc.                                                500         27,495
Quest Diagnostics, Inc.                                     1,100         56,430
                                                                    ------------
                                                                         462,350
                                                                    ------------
HEALTH CARE SUPPLIES - 0.1%
Alcon, Inc.                                                   500         52,130
Dentsply International, Inc.                                  300         17,445
Merit Medical Systems, Inc.*                                  700          8,407
                                                                    ------------
                                                                          77,982
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc.*                                           1,333         18,382
Electronic Arts, Inc.*                                      1,100         60,192
                                                                    ------------
                                                                          78,574
                                                                    ------------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc.*                                      200         16,144
                                                                    ------------
HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                           10,550        446,265
Lowe's Companies, Inc.                                      2,800        180,432
                                                                    ------------
                                                                         626,697
                                                                    ------------
HOMEBUILDING - 0.3%
D.R. Horton, Inc.                                           2,400         79,728
Lennar Corporation                                          2,100        126,798
Standard-Pacific Corporation                                1,000         33,620
Toll Brothers, Inc.*                                          600         20,778
                                                                    ------------
                                                                         260,924
                                                                    ------------
HOMEFURNISHING RETAIL - 0.1%
Bed Bath & Beyond, Inc.*                                    1,600         61,440
Williams-Sonoma, Inc.*                                        400         16,960
                                                                    ------------
                                                                          78,400
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 0.2%
Carnival Corporation                                        2,800        132,636
Marriott International, Inc.                                  900         61,740
                                                                    ------------
                                                                         194,376
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS - 1.1%
Colgate-Palmolive Company                                   2,500   $    142,750
Kimberly-Clark Corporation                                  1,800        104,040
Procter & Gamble Company                                   16,275        937,765
                                                                    ------------
                                                                       1,184,555
                                                                    ------------
HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc.                                          600         48,378
Jarden Corporation*                                           100          3,285
Newell Rubbermaid, Inc.                                       900         22,671
                                                                    ------------
                                                                          74,334
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.1%
Manpower, Inc.                                                200         11,436
Monster Worldwide, Inc.*                                    1,100         54,846
Robert Half International, Inc.                             1,200         46,332
                                                                    ------------
                                                                         112,614
                                                                    ------------
HYPERMARKETS & SUPERCENTERS - 0.7%
Wal-Mart Stores, Inc.                                      14,600        689,704
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
AES Corporation*                                            5,900        100,654
Duke Energy Corporation                                     7,500        218,625
Dynegy, Inc.*                                               3,200         15,360
TXU Corporation                                             2,000         89,520
                                                                    ------------
                                                                         424,159
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 2.4%
3M Company                                                    700         52,983
General Electric Company                                   62,600      2,177,228
Tyco International, Ltd.                                    8,800        236,544
                                                                    ------------
                                                                       2,466,755
                                                                    ------------
INDUSTRIAL MACHINERY - 0.8%
Actuant Corporation                                           700         42,854
Briggs & Stratton Corporation                                 400         14,148
Danaher Corporation                                         5,500        349,525
Eaton Corporation                                             700         51,079
Harsco Corporation                                            300         24,786
Illinois Tool Works, Inc.                                   2,600        250,406
Nordson Corporation                                           200          9,972
Pall Corporation                                            2,200         68,618
                                                                    ------------
                                                                         811,388
                                                                    ------------
INSURANCE BROKERS - 0.2%
Arthur J. Gallagher & Company                                 500         13,905
Marsh & McLennan Companies, Inc.                            5,900        173,224
Willis Group Holdings, Ltd.                                 1,800         61,668
                                                                    ------------
                                                                         248,797
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
INTEGRATED OIL & GAS - 3.1%
BP plc ADR                                                    400   $     27,576
Chevron Corporation                                        10,250        594,193
ConocoPhillips                                              5,600        353,640
Exxon Mobil Corporation                                    28,620      1,741,813
Murphy Oil Corporation                                      3,300        164,406
Occidental Petroleum Corporation                            1,400        129,710
Petroleo Brasileiro S.A. ADR                                1,200         95,820
Total S.A. ADR                                                900        118,557
                                                                    ------------
                                                                       3,225,715
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.2%
BellSouth Corporation                                      23,100        800,415
NTL, Inc.                                                     500         14,555
Telus Corporation (Non-Voting Shares)                       6,300        243,810
Verizon Communications, Inc.                                5,034        171,458
                                                                    ------------
                                                                       1,230,238
                                                                    ------------
INTERNET RETAIL - 0.1%
Amazon.com, Inc.*                                           3,300        120,483
Drugstore.com, Inc.*                                        1,500          4,635
Expedia, Inc.*                                                450          9,121
                                                                    ------------
                                                                         134,239
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.8%
CNET Networks, Inc.*                                        3,900         55,419
CyberSource Corporation*                                      500          5,580
Digital Insight Corporation*                                  500         18,200
Google, Inc.*                                               1,200        468,000
NAVTEQ Corporation*                                         1,400         70,910
Websense, Inc.*                                               800         22,064
Yahoo!, Inc.*                                               7,200        232,272
                                                                    ------------
                                                                         872,445
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 1.3%
Charles Schwab Corporation                                  6,000        103,260
E*Trade Financial Corporation*                              4,900        132,202
Goldman Sachs Group, Inc.                                   2,800        439,488
Lehman Brothers Holdings, Inc.                              1,600        231,248
Merrill Lynch & Company, Inc.                               4,300        338,668
TD Ameritrade Holding Corporation                           5,200        108,524
TradeStation Group, Inc.*                                   1,300         17,966
                                                                    ------------
                                                                       1,371,356
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.2%
Accenture, Ltd.                                             4,200        126,294
CACI International, Inc.*                                     100          6,575
Cognizant Technology Solutions Corporation*                   300         17,847
Inforte Corporation*                                        1,500          6,570
MTC Technologies, Inc.*                                       300          8,397
NCI, Inc.*                                                    200          2,800
SRA International, Inc.*                                      400         15,092
                                                                    ------------
                                                                         183,575
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
LEISURE PRODUCTS - 0.1%
Brunswick Corporation                                       1,600   $     62,176
DreamWorks Animation SKG, Inc.*                               400         10,580
Marvel Entertainment, Inc.*                                   400          8,048
Mattel, Inc.                                                2,100         38,073
SCP Pool Corporation                                          712         33,400
                                                                    ------------
                                                                         152,277
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.5%
AFLAC, Inc.                                                 2,200         99,286
Jefferson-Pilot Corporation                                   700         39,158
Lincoln National Corporation                                1,400         76,426
MetLife, Inc.                                               1,000         48,370
Protective Life Corporation                                   400         19,896
Prudential Financial, Inc.                                  2,600        197,106
StanCorp Financial Group, Inc.                                500         27,055
UnumProvident Corporation                                   1,300         26,624
                                                                    ------------
                                                                         533,921
                                                                    ------------
MANAGED HEALTH CARE - 0.9%
Aetna, Inc.                                                 2,600        127,764
Coventry Health Care, Inc.*                                   900         48,582
Healthspring, Inc.*                                           100          1,861
Humana, Inc.*                                               2,900        152,685
UnitedHealth Group, Inc.                                    6,900        385,434
WellPoint, Inc.*                                            2,255        174,605
                                                                    ------------
                                                                         890,931
                                                                    ------------
MOVIES & ENTERTAINMENT - 0.7%
Time Warner, Inc.                                          16,200        271,998
Viacom, Inc. (Cl.B)*                                        7,100        275,480
Walt Disney Company                                         7,500        209,175
                                                                    ------------
                                                                         756,653
                                                                    ------------
MULTI-LINE INSURANCE - 1.1%
American International Group, Inc.                         12,375        817,864
Genworth Financial, Inc.                                    3,100        103,633
Hartford Financial Services Group, Inc.                     2,300        185,265
                                                                    ------------
                                                                       1,106,762
                                                                    ------------
MULTI-UTILITIES - 0.3%
Alliant Energy Corporation                                    800         25,176
Dominion Resources, Inc.                                    1,100         75,933
Energy East Corporation                                       900         21,870
NiSource, Inc.                                              3,900         78,858
Public Service Enterprise Group, Inc.                         200         12,808
Teco Energy, Inc.                                           2,700         43,524
                                                                    ------------
                                                                         258,169
                                                                    ------------
OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation                                  1,100         64,328
Herman Miller, Inc.                                         1,000         32,410
                                                                    ------------
                                                                          96,738
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING - 0.3%
Grey Wolf, Inc.*                                            1,500   $     11,160
Helmerich & Payne, Inc.                                       400         27,928
Nabors Industries, Ltd.*                                    1,200         85,896
Patterson-UTI Energy, Inc.                                    700         22,372
Transocean, Inc.*                                           2,509        201,473
                                                                    ------------
                                                                         348,829
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Company                                         2,000         69,200
Baker Hughes, Inc.                                          2,400        164,160
Cooper Cameron Corporation*                                   500         22,040
FMC Technologies, Inc.*                                     2,471        126,565
Grant Prideco, Inc.*                                        3,100        132,804
Halliburton Company                                         1,200         87,624
Maverick Tube Corporation*                                    700         37,093
National-Oilwell Varco, Inc.*                                 600         38,472
Schlumberger, Ltd.                                          4,800        607,536
                                                                    ------------
                                                                       1,285,494
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.5%
Anadarko Petroleum Corporation                              1,363        137,677
Bois d' Arc Energy, Inc.*                                     300          4,995
Comstock Resources, Inc.*                                   1,000         29,690
Devon Energy Corporation                                    1,400         85,638
EOG Resources, Inc.                                         1,200         86,400
Forest Oil Corporation*                                       300         11,154
Mariner Energy, Inc.*                                         242          4,963
Newfield Exploration Company*                                 900         37,710
Pioneer Natural Resources Company                             800         35,400
Royal Dutch Shell plc ADR (Cl.B)                              200         13,030
XTO Energy, Inc.                                            2,400        104,568
                                                                    ------------
                                                                         551,225
                                                                    ------------
OIL & GAS REFINING & MARKETING - 0.1%
Valero Energy Corporation                                   2,200        131,516
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
El Paso Corporation                                         2,800         33,740
Williams Companies, Inc.                                    9,500        203,205
                                                                    ------------
                                                                         236,945
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 2.4%
CapitalSource, Inc.                                         3,679         91,533
Citigroup, Inc.                                            22,673      1,071,072
Heartland Payment Systems, Inc.*                              100          2,477
JP Morgan Chase & Company                                  25,236      1,050,827
Morgan Stanley                                              3,700        232,434
                                                                    ------------
                                                                       2,448,343
                                                                    ------------
PACKAGED FOODS & MEATS - 0.5%
Campbell Soup Company                                       1,700         55,080
Dean Foods Company*                                           550         21,357

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PACKAGED FOODS & MEATS (CONTINUED)
General Mills, Inc.                                         3,100   $    157,108
H.J. Heinz Company                                            720         27,302
Hershey Company                                               800         41,784
Kellogg Company                                             2,300        101,292
Kraft Foods, Inc.                                             600         18,186
McCormick & Company, Inc.                                     700         23,702
SunOpta, Inc.*                                              2,500         21,525
Tootsie Roll Industries, Inc.                                 170          4,974
                                                                    ------------
                                                                         472,310
                                                                    ------------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation*                          200          2,714
                                                                    ------------
PAPER PRODUCTS - 0.2%
Bowater, Inc.                                               1,200         35,496
International Paper Company                                 4,100        141,737
Potlatch Corporation                                          800         34,272
                                                                    ------------
                                                                         211,505
                                                                    ------------
PERSONAL PRODUCTS - 0.1%
Avon Products, Inc.                                         2,200         68,574
                                                                    ------------
PHARMACEUTICALS - 3.1%
Abbott Laboratories                                         7,000        297,290
Allergan, Inc.                                                 47          5,071
Bristol-Myers Squibb Company                                1,500         36,915
Eli Lilly & Company                                         5,300        293,090
GlaxoSmithKline plc ADR                                       800         41,848
Johnson & Johnson                                          14,088        834,291
Martek Biosciences Corporation*                               200          6,566
Medicis Pharmaceutical Corporation                            300          9,780
Merck & Company, Inc.                                      10,300        362,869
Noven Pharmaceuticals, Inc.*                                  600         10,806
Pfizer, Inc.                                               33,573        836,639
Schering-Plough Corporation                                 6,100        115,839
Sepracor, Inc.*                                               600         29,286
Shire plc ADR                                               1,100         51,139
Wyeth                                                       6,500        315,380
                                                                    ------------
                                                                       3,246,809
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 0.6%
Allstate Corporation                                        1,000         52,110
Assurant, Inc.                                              1,000         49,250
Axis Capital Holdings, Ltd.                                 1,000         29,900
Infinity Property & Casualty Corporation                      200          8,348
Markel Corporation*                                            70         23,638
Mercury General Corporation                                   200         10,980
Ohio Casualty Corporation                                     200          6,340
ProAssurance Corporation*                                     200         10,400
Progressive Corporation                                     1,100        114,686
Selective Insurance Group, Inc.                               100          5,300
St. Paul Travelers Companies, Inc.                          4,214        176,103

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
Triad Guaranty, Inc.*                                         400   $     18,760
XL Capital, Ltd.                                            1,400         89,754
                                                                    ------------
                                                                         595,569
                                                                    ------------
PUBLISHING - 0.3%
Dow Jones & Company, Inc.                                     700         27,510
Gannett Company, Inc.                                       1,300         77,896
Getty Images, Inc.*                                           400         29,952
McGraw-Hill Companies, Inc.                                 1,300         74,906
Meredith Corporation                                          300         16,737
Scholastic Corporation*                                       200          5,352
Tribune Company                                             1,500         41,145
Washington Post Company (Cl.B)                                 39         30,293
                                                                    ------------
                                                                         303,791
                                                                    ------------
RAILROADS - 0.4%
Norfolk Southern Corporation                                3,100        167,617
Union Pacific Corporation                                   2,500        233,375
                                                                    ------------
                                                                         400,992
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Archstone-Smith Trust                                       2,800        136,556
Arden Realty, Inc.                                            800         36,104
Boston Properties, Inc.                                       500         46,625
Camden Property Trust                                         500         36,025
CarrAmerica Realty Corporation                              2,600        115,986
Duke Realty Corporation                                       500         18,975
EastGroup Properties, Inc.                                    400         18,976
LaSalle Hotel Properties                                    1,200         49,200
ProLogis                                                    1,700         90,950
Reckson Associates Realty Corporation                         500         22,910
Regency Centers Corporation                                   500         33,595
SL Green Realty Corporation                                   500         50,750
Simon Property Group, Inc.                                    800         67,312
Weingarten Realty Investors                                   700         28,525
                                                                    ------------
                                                                         752,489
                                                                    ------------
REGIONAL BANKS - 1.4%
City National Corporation                                     100          7,679
Commerce Bancshares, Inc.                                     543         28,057
East West Bancorp, Inc.                                       500         19,275
Fifth Third Bancorp                                        12,500        492,000
First Horizon National Corporation                          4,300        179,095
Mercantile Bankshares Corporation                             750         28,837
National City Corporation                                   6,300        219,870
PNC Financial Services Group, Inc.                            600         40,386
SunTrust Banks, Inc.                                        1,300         94,588
Synovus Financial Corporation                               7,300        197,757
TCF Financial Corporation                                     300          7,725
Texas Regional Bancshares, Inc.                               898         26,503
UCBH Holdings, Inc.                                         1,200         22,704
Virginia Commerce Bancorp, Inc.*                              100          3,595

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
Wilmington Trust Corporation                                  600   $     26,010
                                                                    ------------
                                                                       1,394,081
                                                                    ------------
REINSURANCE - 0.0%
RenaissanceRe Holdings, Ltd.                                  100          4,362
                                                                    ------------
RESTAURANTS - 0.4%
CEC Entertainment, Inc.*                                      300         10,086
California Pizza Kitchen, Inc.*                               300          9,735
Cheesecake Factory, Inc.*                                     200          7,490
Outback Steakhouse, Inc.                                    2,400        105,600
P.F. Chang's China Bistro, Inc.*                              200          9,858
Panera Bread Company*                                         700         52,626
Sonic Corporation*                                            600         21,078
Starbucks Corporation*                                      5,000        188,200
                                                                    ------------
                                                                         404,673
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.3%
ATMI, Inc.*                                                   400         12,080
Advanced Energy Industries, Inc.*                             600          8,478
Applied Materials, Inc.                                    11,800        206,618
Cymer, Inc.*                                                  300         13,632
Entegris, Inc.*                                             1,112         11,832
Varian Semiconductor Equipment Associates, Inc.*              300          8,424
                                                                    ------------
                                                                         261,064
                                                                    ------------
SEMICONDUCTORS - 1.4%
Analog Devices, Inc.                                        5,134        196,581
Intel Corporation                                          35,900        694,665
Intersil Corporation                                          900         26,028
Linear Technology Corporation                               5,100        178,908
Microchip Technology, Inc.                                    400         14,520
OmniVision Technologies, Inc.*                                900         27,180
Semtech Corporation*                                          900         16,101
TTM Technologies, Inc.*                                     1,800         26,082
Tessera Technologies, Inc.*                                   400         12,832
Texas Instruments, Inc.                                     5,100        165,597
Xilinx, Inc.                                                3,500         89,110
Zoran Corporation*                                          1,289         28,203
                                                                    ------------
                                                                       1,475,807
                                                                    ------------
SOFT DRINKS - 0.9%
Coca-Cola Company                                          10,300        431,261
Coca-Cola Enterprises, Inc.                                 2,200         44,748
PepsiCo, Inc.                                               8,100        468,099
                                                                    ------------
                                                                         944,108
                                                                    ------------
SPECIALIZED FINANCE - 0.2%
CBOT Holdings, Inc.*                                          300         35,820
Chicago Mercantile Exchange Holdings, Inc.                    200         89,500
Moody's Corporation                                         1,200         85,752
                                                                    ------------
                                                                         211,072
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc.                                          700   $     21,280
Ecolab, Inc.                                                  900         34,380
Minerals Technologies, Inc.                                   300         17,523
Sigma-Aldrich Corporation                                     300         19,737
Symyx Technologies, Inc.*                                     700         19,418
Valspar Corporation                                           200          5,574
                                                                    ------------
                                                                         117,912
                                                                    ------------
SPECIALTY STORES - 0.1%
A.C. Moore Arts & Crafts, Inc.*                               300          5,520
Hibbett Sporting Goods, Inc.*                                 700         23,093
Petsmart, Inc.                                                500         14,070
Staples, Inc.                                               2,850         72,732
                                                                    ------------
                                                                         115,415
                                                                    ------------
STEEL - 0.2%
Nucor Corporation                                           1,300        136,227
Steel Dynamics, Inc.                                          500         28,365
                                                                    ------------
                                                                         164,592
                                                                    ------------
SYSTEMS SOFTWARE - 1.7%
Borland Software Corporation*                                 600          3,240
Macrovision Corporation*                                      100          2,215
McAfee, Inc.*                                               4,800        116,784
Microsoft Corporation                                      44,000      1,197,240
Oracle Corporation*                                        17,900        245,051
Red Hat, Inc.*                                                600         16,788
Symantec Corporation*                                      10,021        168,653
                                                                    ------------
                                                                       1,749,971
                                                                    ------------
TECHNOLOGY DISTRIBUTORS - 0.1%
CDW Corporation                                             1,400         82,390
Tech Data Corporation*                                        400         14,764
                                                                    ------------
                                                                          97,154
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.6%
BankAtlantic Bancorp, Inc.                                  1,500         21,585
Countrywide Financial Corporation                           3,800        139,460
Fannie Mae                                                  3,100        159,340
Freddie Mac                                                 2,300        140,300
Golden West Financial Corporation                             600         40,740
IndyMac Bancorp, Inc.                                         500         20,465
PMI Group, Inc.                                               500         22,960
Radian Group, Inc.                                            300         18,075
Washington Mutual, Inc.                                     1,900         80,978
                                                                    ------------
                                                                         643,903
                                                                    ------------
TOBACCO - 0.8%
Altria Group, Inc.                                         11,900        843,234
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
TRUCKING - 0.1%
Dollar Thrifty Automotive Group, Inc.*                        700   $     31,780
Old Dominion Freight Line, Inc.*                              750         20,213
                                                                    ------------
                                                                          51,993
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.9%
Alltel Corporation                                            161         10,425
America Movil S.A. de C.V. ADR                              1,700         58,242
American Tower Corporation*                                 4,230        128,254
Crown Castle International Corporation*                     5,100        144,585
Nextel Partners, Inc.*                                        800         22,656
Sprint Nextel Corporation                                  16,175        417,962
Telephone & Data Systems, Inc.                                200          7,888
Telephone & Data Systems, Inc. (Special Shares)               200          7,550
Vodafone Group plc ADR                                      5,300        110,770
Wireless Facilities, Inc.*                                  1,100          4,422
                                                                    ------------
                                                                         912,754
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $49,954,566)                                                 57,426,290
                                                                    ------------
FOREIGN COMMON STOCKS - 9.7%
AUSTRALIA - 0.9%
Alinta, Ltd.                                                5,570         43,747
Australia & New Zealand Banking Group,  Ltd.                5,933        112,464
Babcock & Brown, Ltd.                                       4,053         53,634
BlueScope Steel, Ltd.                                      14,481         74,373
CSL, Ltd.                                                     801         31,341
Coles Myer, Ltd.                                            6,983         53,446
Downer EDI, Ltd.                                            5,300         33,627
GPT Group**                                                 6,984         20,632
Goodman Fielder, Ltd.*                                      9,400         14,658
Insurance Australia Group, Ltd.                            11,715         45,838
Macquarie Bank, Ltd.                                        1,228         56,815
Macquarie Infrastructure Group                              7,634         20,805
Mirvac Group                                                4,068         12,367
Oil Search, Ltd.                                           15,173         42,871
Pacific Brands, Ltd.                                       10,281         17,576
QBE Insurance Group, Ltd.                                   4,536         70,993
Qantas Airways, Ltd.                                        6,420         16,257
Sims Group, Ltd.                                            6,033         75,607
Westpac Banking Corporation                                 4,877         83,097
                                                                    ------------
                                                                         880,148
                                                                    ------------
FINLAND - 0.3%
Cargotec Corporation (Cl. B)                                2,620        107,282
Nokia Oyj                                                   7,982        165,161
TietoEnator Oyj                                             1,600         62,492
                                                                    ------------
                                                                         334,935
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS (CONTINUED)
FRANCE - 0.8%
Axa                                                         2,223   $     77,992
BNP Paribas                                                 1,676        155,631
Bouygues S.A                                                1,771         94,080
CNP Assurances                                                744         74,990
Casino Guichard-Perrachon S.A                                 464         32,434
Pernod Ricard S.A                                              --              1
Publicis Groupe                                             2,960        115,467
Sanofi-Aventis                                              1,547        147,119
Societe Generale                                              367         55,176
Total S.A                                                     309         81,494
                                                                    ------------
                                                                         834,384
                                                                    ------------
GERMANY - 0.7%
Adidas-Salomon AG                                             295         58,321
BASF AG                                                     1,089         85,357
Bayerische Motoren Werke (BMW) AG                           1,579         86,941
Celesio AG                                                    415         39,260
Deutsche Telekom AG                                         6,625        111,721
E.ON AG                                                     1,367        150,387
Hypo Real Estate Holding AG                                   737         50,508
Metro AG                                                    2,155        110,459
ProSiebenSat.1 Media AG                                     1,276         33,235
ThyssenKrupp AG                                             1,108         31,987
                                                                    ------------
                                                                         758,176
                                                                    ------------
HONG KONG - 0.2%
China Overseas Land & Investment, Ltd.                    104,000         71,038
China Shenhua Energy Company, Ltd.*                        21,000         36,943
Espirit Holdings, Ltd.                                      6,000         46,706
Hopewell Holdings, Ltd.                                     8,000         23,198
Hutchison Whampoa, Ltd.                                     3,700         33,928
                                                                    ------------
                                                                         211,813
                                                                    ------------
IRELAND - 0.1%
Allied Irish Banks plc                                      1,295         30,906
DCC plc                                                     4,569        106,275
                                                                    ------------
                                                                         137,181
                                                                    ------------
ITALY - 0.4%
Banca Italease*                                             1,519         74,952
Eni SpA                                                     3,784        107,636
Saipem SpA                                                  2,507         57,979
Toro Assicurazioni SpA                                      2,647         56,599
UniCredito Italiano SpA                                    13,862        100,175
                                                                    ------------
                                                                         397,341
                                                                    ------------
JAPAN - 2.2%
Asahi Kasei Corporation                                     3,000         21,380
Bank of Fukuoka, Ltd.                                       5,000         42,175
Bank of Yokohama, Ltd.                                     10,000         81,886
Canon, Inc.                                                 1,200         79,405
Eisai Company, Ltd.                                           900         39,218

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
Fanuc, Ltd.                                                   700   $     67,369
Goldcrest Company, Ltd.                                       920         44,388
Hamamatsu Photonics K.K.                                    1,000         30,919
Hitachi Maxwell, Ltd.                                       1,500         24,808
Honda Motor Company, Ltd.                                   1,200         74,309
KDDI Corporation                                               10         53,430
Kirin Brewery Company, Ltd.                                 5,000         68,040
Kobayashi Pharmaceutical Company, Ltd.                      1,300         46,269
Marui Company, Ltd.                                         1,400         27,649
Matsumotokiyoshi Company, Ltd.                              1,300         37,214
Mitsubishi Corporation                                      5,900        134,313
Mitsubishi Gas Chemical Company, Inc.                       4,000         48,792
Mitsubishi UFJ Financial Group, Inc.                           12        183,478
Mitsui Sumitomo Insurance Company, Ltd.                     4,000         54,398
Nikon Corporation                                           3,000         53,769
Nippon Mining Holdings, Inc.                                2,500         21,087
Nippon Steel Corporation                                   29,000        112,330
Nippon Yusen Kabushiki Kaisha                              10,000         61,075
Sony Corporation                                            2,200        101,848
Sumitomo Bakelite Company, Ltd.                             2,000         18,110
Sumitomo Electric Industries, Ltd.                          2,600         41,189
Sumitomo Trust & Banking Company, Ltd.                     12,000        138,832
Takeda Pharmaceutical Company, Ltd.                         1,200         68,397
Tokyo Electric Power Company, Inc.                          2,500         62,327
Tokyo Electron, Ltd.                                          800         55,179
Toshiba Corporation                                        15,000         87,152
Toyota Motor Corporation                                    3,500        191,166
Uniden Corporation                                          1,000         16,037
Yamato Holdings Company, Ltd.                               2,000         40,943
                                                                    ------------
                                                                       2,228,881
                                                                    ------------
MEXICO - 0.2%
Cemex S.A. de C.V.                                          8,048         52,484
Grupo Financiero Banorte S.A. de C.V.                      34,016         80,609
Organizacion Soriana S.A. de C.V. (Cl.B)*                   3,900         16,478
Wal-Mart de Mexico S.A. de C.V.                            14,400         38,555
                                                                    ------------
                                                                         188,126
                                                                    ------------
NETHERLANDS - 0.2%
ABN Amro Holding N.V.                                       2,047         61,352
ING Groep N.V.                                              1,912         75,512
Koninklijke (Royal) Philips Electronics N.V.                1,099         37,133
                                                                    ------------
                                                                         173,997
                                                                    ------------
NORWAY - 0.1%
Statoil ASA                                                 3,747        108,034
                                                                    ------------
SINGAPORE - 0.2%
DBS Group Holdings, Ltd.                                    7,000         70,598
SembCorp Industries, Ltd.                                  30,900         66,916
StarHub, Ltd.                                              24,000         32,224
                                                                    ------------
                                                                         169,738
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS (CONTINUED)
SPAIN - 0.5%
Acciona S.A.                                                1,336   $    208,060
Banco Santander Central Hispano S.A.                        8,765        127,952
Iberdrola S.A.                                              2,886         93,141
Telefonica S.A.                                             5,131         80,497
                                                                    ------------
                                                                         509,650
                                                                    ------------
SWEDEN - 0.5%
Autoliv, Inc.                                               1,900        107,806
Nordea Bank AB                                             11,195        138,323
SSAB Svenskt Stal AB                                        2,753        131,821
Skandinaviska Enskilda Banken AB                            3,844         95,238
Svenska Handelsbanken AB                                    3,539         98,357
                                                                    ------------
                                                                         571,545
                                                                    ------------
SWITZERLAND - 0.5%
EFG International*                                          1,400         38,640
Holcim, Ltd.                                                  540         42,973
Nestle S.A                                                    480        142,416
Novartis AG                                                 3,641        202,379
UBS AG                                                        991        108,798
                                                                    ------------
                                                                         535,206
                                                                    ------------
TAIWAN - 0.0%
Acer, Inc.                                                  3,000          5,517
                                                                    ------------
UNITED KINGDOM - 1.9%
Aegis Group plc                                            28,592         67,887
Alliance Unichem plc                                        1,430         22,259
Anglo American plc                                          2,721        104,834
Arriva plc                                                  6,008         64,206
Aviva plc                                                   4,402         61,144
BP plc                                                     13,726        157,648
Barclays plc                                               14,804        173,114
Bradford & Bingley plc                                      7,340         63,625
Centrica plc                                               17,440         85,315
Close Brothers Group plc                                    1,657         30,697
Corus Group plc                                            45,053         69,033
Diageo plc                                                  5,587         87,935
Friends Provident plc                                      13,851         50,142
GKN plc                                                     6,041         34,849
GlaxoSmithKline plc                                         5,174        135,200
HBOS plc                                                    4,428         73,883
Persimmon plc                                               1,748         40,305
Qinetiq plc                                                 6,400         21,724
RHM plc                                                     6,500         30,584
Rolls-Royce Group plc*                                      5,790         46,068
Rolls-Royce Group plc (Cl. B)                             311,502            552
Royal Bank of Scotland Group plc                            5,314        172,904
Royal Dutch Shell plc (Cl. B)                               4,091        133,041
Tesco plc                                                  12,075         69,238
Tomkins plc                                                 4,787         27,947
Unilever plc                                                3,466         35,475

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER
                                                        OF SHARES   MARKET VALUE
                                                       ----------   ------------
FOREIGN COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Vodafone Group plc                                         13,782   $     28,835
WPP Group plc                                               7,046         84,535
                                                                    ------------
                                                                       1,972,979
                                                                    ------------
TOTAL FOREIGN COMMON STOCKS
   (cost $6,894,747)                                                  10,017,651
                                                                    ------------
PREFERRED STOCK - 0.0%
APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B)* (7)                              469          1,759
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $6,135)                                                           1,759
                                                                    ------------
WARRANTS - 0.0%
Travelcenters of America, $0.001, 05-01-09* (7)               150            188
                                                                    ------------
TOTAL WARRANTS
   (cost $2)                                                                 188
                                                                    ------------
MUNICIPAL BONDS - 0.2%
CALIFORNIA - 0.1%
California State Public Works Board, 5.00% - 2021      $   50,000         52,033
                                                                    ------------
GEORGIA - 0.1%
Atlanta, GA Airport Passenger Facility Charge,
   5.00% - 2033                                        $   90,000         92,442
                                                                    ------------
KANSAS - 0.0%
Kansas State Financial Authority Revenue,
   5.501% - 2034                                       $   30,000         29,353
                                                                    ------------
OREGON - 0.0%
Oregon State Taxable Pension, 5.892% - 2027            $   15,000         15,482
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (cost $189,548)                                                       189,310
                                                                    ------------
CORPORATE BONDS - 8.8%
AEROSPACE & DEFENSE - 0.2%
BE Aerospace, Inc., 8.875% - 2011                      $   25,000         26,000
Bombardier, Inc., 6.75% - 2012 (1, 7)                  $  100,000         95,500
United Technologies Corporation, 5.40% - 2035          $   40,000         37,705
                                                                    ------------
                                                                         159,205
                                                                    ------------
AUTOMOTIVE - 0.4%
Adesa, Inc., 7.625% - 2012                             $   25,000         25,563
DaimlerChrysler N.A. Holdings, 6.50% - 2013            $   50,000         50,853
Erac USA Finance Company, 5.60% - 2015 (1, 7)          $   40,000         38,961

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
AUTOMOTIVE (CONTINUED)
Ford Motor Credit Company:
   5.70% - 2006 (3)                                    $   25,000   $     24,925
   5.80% - 2009                                            65,000         59,362
General Motors Acceptance Corporation,
   5.625% - 2009                                          100,000         93,061
Hertz Corporation, 8.875% - 2014 (1, 7)                   100,000        103,750
                                                                    ------------
                                                                         396,475
                                                                    ------------
BANKING - 0.8%
ABN Amro Bank N.V., 7.125% - 2007                          60,000         61,271
BAC Capital Trust VI, 5.625% - 2035                        50,000         46,469
BB&T Corporation, 6.50% - 2011                             60,000         62,935
Bank of America Corporation, 4.875% - 2012                 55,000         53,241
Bank One Corporation, 5.25% - 2013                         75,000         73,446
Capital One Bank, 6.50% - 2013                             65,000         67,637
Countrywide Home Loan, 4.125% - 2009                       65,000         62,129
First Union Corporation, 6.40% - 2008                      20,000         20,440
HSBC Finance Corporation, 5.00% - 2015                     50,000         47,192
Huntington National Bank, 4.375% - 2010                    45,000         43,335
Merrill Lynch & Company, 4.25% - 2010                      45,000         43,208
Mizuho Capital Investments, Ltd., 6.686% -
   2049 (1, 7)                                             16,000         15,747
Northern Trust Company, 4.60% - 2013                       25,000         23,664
Residential Capital Corporation, 6.125% - 2008             25,000         25,040
U.S. Bancorp, 4.50% - 2010                                 60,000         57,956
Wachovia Corporation, 5.50% - 2035                         25,000         22,771
Webster Financial Corporation, 5.125% - 2014               45,000         42,905
Wells Fargo Company, 4.875% - 2011                         45,000         44,007
                                                                    ------------
                                                                         813,393
                                                                    ------------
BROKERAGE - 0.3%
Citigroup, Inc., 5.00% - 2014                              60,000         57,426
Franklin Resources, Inc., 3.70% - 2008                     15,000         14,521
Goldman Sachs Group, Inc., 6.345% - 2034                   90,000         89,250
Jefferies Group, Inc., 6.25% - 2036                        35,000         32,848
Legg Mason, Inc., 6.75% - 2008                             20,000         20,573
Lehman Brothers Holdings, Inc., 3.50% - 2008               65,000         62,457
                                                                    ------------
                                                                         277,075
                                                                    ------------
BUILDING MATERIALS - 0.1%
Celulosa Arauco y Constitucion S.A., 5.125% - 2013         40,000         37,798
Centex Corporation, 5.45% - 2012                           40,000         38,758
Collins & Aikman Floor Cover, 9.75% - 2010                 25,000         23,625
                                                                    ------------
                                                                         100,181
                                                                    ------------
CHEMICALS - 0.2%
Crystal Us Holdings, 0.00% - 2014 (2)                      16,000         12,480
Dow Chemical Company, 6.125% - 2011                        30,000         30,795
Hercules, Inc., 6.75% - 2029                               50,000         49,000
Huntsman LLC, 11.625% - 2010                               33,000         37,373
IMC Global, Inc., 10.875% - 2013                           25,000         28,625
Resolution Performance, 9.50% - 2010                       25,000         26,000
                                                                    ------------
                                                                         184,273
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
COMMUNICATIONS - OTHER - 0.1%
CanWest Media, Inc., 8.00% - 2012                      $   34,875   $     35,747
Dun & Bradstreet Corporation, 5.50% - 2011                 25,000         24,850
News America, Inc., 6.20% - 2034                           25,000         23,413
                                                                    ------------
                                                                          84,010
                                                                    ------------
CONSUMER PRODUCTS - 0.2%
Bunge, Ltd. Finance Corporation, 4.375% - 2008             50,000         48,547
Eastman Kodak Company, 7.25% - 2013                       100,000         97,142
Fortune Brands, Inc., 5.125% - 2011                        30,000         29,382
Josten's IH Corporation, 7.625% - 2012                     25,000         24,688
Sealy Mattress Company, 8.25% - 2014                       25,000         26,125
                                                                    ------------
                                                                         225,884
                                                                    ------------
DISTRIBUTORS - 0.0%
Atmos Energy Corporation, 4.00% - 2009                     45,000         42,689
                                                                    ------------
DIVERSIFIED MANUFACTURING - 0.1%
Covalence Specialty Materials Corporation,
   10.25% - 2016 (1, 7)                                   100,000        105,000
Hawk Corporation, 8.75% - 2014                             25,000         25,063
JLG Industries, Inc., 8.375% - 2012                        16,000         16,800
                                                                    ------------
                                                                         146,863
                                                                    ------------
ELECTRIC - 0.7%
AES Corporation, 9.00% - 2015 (1, 7)                       25,000         27,125
Alabama Power Company, 4.99% - 2009 (3)                    60,000         60,177
Black Hills Corporation, 6.50% - 2013                      30,000         29,989
CE Electric UK Funding Company, 6.995% - 2007 (1, 7)       35,000         35,506
Centerpoint Energy, Inc., 7.25% - 2010                     25,000         26,374
El Paso Electric Company, 6.00% - 2035                     45,000         42,340
Exelon Generation Company LLC, 5.35% - 2014                35,000         33,975
Firstenergy Corporation, 6.45% - 2011                      40,000         41,389
Midamerican Energy Holdings, 6.125% - 2036 (1, 7)          35,000         34,262
Mirant Americas Generation LLC, 8.30% - 2011              100,000        103,500
PPL Capital Funding, 4.33% - 2009                          45,000         43,275
Pacific Gas & Electric Company, 6.05% - 2034               35,000         34,250
Pinnacle West Capital Corporation, 6.40% - 2006            40,000         40,000
Progress Energy, Inc., 5.625% - 2016                       30,000         29,430
Public Service Company of New Mexico, 4.40% - 2008         40,000         38,822
Sierra Pacific Resources, 7.803% - 2012                    25,000         26,243
Virigina Electric Power, 6.00% - 2036                      40,000         37,919
Westar Energy, Inc., 5.10% - 2020                          25,000         22,856
Western Power Distributors Holdings, 6.875% -
   2007 (1, 7)                                             25,000         25,263
                                                                    ------------
                                                                         732,695
                                                                    ------------
ENERGY - INDEPENDENT - 0.1%
Devon Financing Corporation, ULC, 6.875% - 2011            55,000         58,313
Forest Oil Corporation, 8.00% - 2011                       25,000         26,875
NRG Energy, Inc., 7.25% - 2014                             25,000         25,406
                                                                    ------------
                                                                         110,594
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
ENERGY - INTEGRATED - 0.1%
Amerada Hess Corporation, 7.875% - 2029                $   20,000   $     23,289
ConocoPhillips, 5.90% - 2032                               40,000         40,052
Petro-Canada, 5.95% - 2035                                 40,000         38,130
                                                                    ------------
                                                                         101,471
                                                                    ------------
ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc., 7.375% - 2014 (1, 7)             22,000         22,440
                                                                    ------------
ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, 10.00% - 2010                       25,000         25,625
International Speedway Corporation, 4.20% - 2009           20,000         19,259
K2, Inc., 7.375% - 2014                                    25,000         24,938
                                                                    ------------
                                                                          69,822
                                                                    ------------
ENVIRONMENTAL - 0.1%
Allied Waste North America, 8.50% - 2008                   25,000         26,281
Casella Waste Systems, Inc., 9.75% - 2013                  25,000         26,750
                                                                    ------------
                                                                          53,031
                                                                    ------------
FINANCIAL - OTHER - 0.2%
Avalon Bay Communities, 6.125% - 2012                      30,000         30,743
Dollar Financial Group, Inc., 9.75% - 2011                 25,000         26,250
Encana Holdings Financial Corporation, 5.80% - 2014        45,000         45,367
Kinder Morgan Finance, 5.70% - 2016 (1, 7)                 45,000         43,841
Orion Power Holdings, Inc., 12.00% - 2010                  25,000         28,187
                                                                    ------------
                                                                         174,388
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.2%
American General Finance, 5.40% - 2015                     50,000         48,412
Ford Motor Credit Company, 7.375% - 2009                  100,000         94,013
SLM Corporation:
   4.54% - 2009 (3)                                        35,000         33,881
   4.823% - 2009 (3)                                       55,000         55,127
                                                                    ------------
                                                                         231,433
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.3%
Cit Group, Inc., 6.00% - 2036                              30,000         28,871
General Electric Capital Corporation, 6.00% - 2012        140,000        143,779
International Lease Finance Corporation,
   5.45% - 2011                                            50,000         49,609
John Deere Capital Corporation, 7.00% - 2012               45,000         48,251
MBNA America Bank, 4.625% - 2009                           45,000         44,086
                                                                    ------------
                                                                         314,596
                                                                    ------------
FOOD & BEVERAGE - 0.2%
Agrilink Foods, Inc., 11.875% - 2008 (7)                    6,000          6,120
B&G Foods Holding Corporation, 8.00% - 2011                25,000         25,937
Kraft Foods, Inc., 5.625% - 2011                           45,000         45,060
McCormick & Company, 5.20% - 2015                          40,000         38,816
Pantry, Inc., 7.75% - 2014                                 25,000         25,437
W.M. Wrigley Jr. Company, 4.65% - 2015                     15,000         14,103
                                                                    ------------
                                                                         155,473
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
GAMING - 0.2%
Boyd Gaming Corporation, 7.125% - 2016                 $  100,000   $    101,375
GTECH Holdings Corporation, 4.50%, 2009                    45,000         43,641
Harrah's Operating Company, Inc., 5.50% - 2010             45,000         44,544
                                                                    ------------
                                                                         189,560
                                                                    ------------
HEALTH CARE - 0.3%
Amgen, Inc., 4.00% - 2009                                  25,000         23,909
Concentra Operating Corporation, 9.125% - 2012             25,000         26,187
Genesis HealthCare Corporation, 8.00% - 2013               25,000         26,437
Genetech, Inc., 4.75% - 2015                               35,000         32,867
Highmark, Inc., 6.80% - 2013 (1, 7)                        30,000         31,254
Kroger Company, 8.05% - 2010                               45,000         48,437
Medtronic, Inc., 4.75% - 2015                              55,000         51,682
Unitedhealth Group, Inc., 5.25% - 2011                     35,000         34,712
Vanguard Health Holdings II, 9.00% - 2014                  25,000         25,562
Wellpoint, Inc., 5.00% - 2011                              30,000         29,325
                                                                    ------------
                                                                         330,372
                                                                    ------------
HOME CONSTRUCTION - 0.2%
D.R. Horton, Inc., 4.875% - 2010                           45,000         43,328
Lennar Corporation, 5.60% - 2015                           60,000         57,019
M.D.C. Holdings, Inc., 5.50% - 2013                        55,000         51,225
NVR, Inc., 5.00% - 2010                                    20,000         19,180
Pulte Homes, Inc.:
   5.20% - 2015                                            50,000         46,149
                                                                    ------------
                                                                         216,901
                                                                    ------------
INDUSTRIAL - OTHER - 0.0%
Brand Intermediate Holding, 13.00% - 2013 (1, 6, 7)        30,198         30,953
                                                                    ------------
INSURANCE - LIFE - 0.3%
Genworth Financial, Inc., 5.75% - 2014                     40,000         40,228
Hartford Financial Services Group, Inc.,
   4.75% - 2014                                            55,000         51,799
John Hancock Global Funding II, 5.625% - 2006 (1, 7)       65,000         65,061
MetLife, Inc., 6.125% - 2011                               50,000         51,576
NLV Financial Corporation, 7.50% - 2033 (1, 7)             30,000         31,459
Nationwide Financial Services, Inc., 5.90% - 2012          50,000         50,885
Principal Life Global, 5.125% - 2013 (1, 7)                45,000         44,118
Transamerica Capital II, 7.65% - 2026 (1, 7)               20,000         22,221
                                                                    ------------
                                                                         357,347
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc., 5.875% - 2014                      35,000         35,065
Fund American Companies, Inc., 5.875% - 2013               45,000         44,213
Nationwide Mutual Insurance Company, 6.60% -
   2034 (1, 7)                                             25,000         24,225
                                                                    ------------
                                                                         103,503
                                                                    ------------
MEDIA - CABLE - 0.4%
Charter Communications Opt LLC/Cap, 8.00% -
   2012 (1, 7)                                             25,000         24,875
Comcast Cable Communications Holdings, 8.375% - 2013       45,000         50,609

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE (CONTINUED)
Comcast Corporation:
   4.95% - 2016                                        $   30,000   $     27,339
   6.50% - 2035                                            20,000         19,406
Cox Communications, Inc., 7.75% - 2010                     50,000         53,471
CSC Holdings, Inc., 7.25% - 2008                          100,000        101,000
Rogers Cable, Inc., 5.50% - 2014                           40,000         37,900
Time Warner Entertainment:
   7.25% - 2008                                            40,000         41,468
   8.375% - 2023                                           20,000         22,613
                                                                    ------------
                                                                         378,681
                                                                    ------------
MEDIA - NONCABLE - 0.2%
Advanstar Communications, Inc., 10.75% - 2010              25,000         27,187
Affinity Group, Inc., 9.00% - 2012                         25,000         25,125
Dex Media Finance/East LLC:
   9.875% - 2009                                           25,000         26,688
   12.125% - 2012                                          32,000         36,560
Fisher Communications, Inc., 8.625% - 2014                 25,000         26,406
News America, Inc., 6.40% - 2035 (1, 7)                    45,000         43,026
Warner Music Group, 7.375% - 2014                          25,000         24,750
XM Satellite Radio, Inc., 12.00% - 2010                    13,000         14,511
                                                                    ------------
                                                                         224,253
                                                                    ------------
METALS & MINING - 0.2%
Alcan, Inc., 5.00% - 2015                                  55,000         51,867
Freeport McMoran Resource Partners, 7.00% - 2008           75,000         75,937
Newmont Mining Corporation, 5.875% - 2035                  20,000         18,698
Nornada, Inc., 6.20% - 2035                                20,000         18,244
Russel Metals, Inc., 6.375% - 2014                         25,000         24,687
                                                                    ------------
                                                                         189,433
                                                                    ------------
OIL FIELD SERVICES - 0.5%
Baker Hughes, Inc., 6.875% - 2029                          55,000         61,442
Chesapeake Energy Corporation, 6.50% - 2017               100,000         98,750
Denbury Resources, Inc., 7.50% - 2015                      50,000         52,000
Diamond Offshore Drilling, Inc., 5.15% - 2014              25,000         24,253
Halliburton Company, 5.50% - 2010                          60,000         60,142
Hilcorp Energy/Finance, 10.50% - 2010 (1, 7)               50,000         55,062
Pemex Project Funding Master Trust:
   6.21% - 2010 (1, 3, 7)                                  45,000         46,192
   6.625% - 2035 (1, 7)                                    45,000         43,470
XTO Energy, Inc., 5.65% - 2016                             25,000         24,700
                                                                    ------------
                                                                         466,011
                                                                    ------------
PACKAGING - 0.1%
BWAY Corporation, 10.00% - 2010                            25,000         26,438
Graphic Packaging International Corporation,
   8.50% - 2011                                            25,000         24,750
Owens-Brockway Glass Containers:
   8.875% - 2009                                           25,000         26,031
   8.75% - 2012                                            25,000         26,750
Owens-Illinois, Inc., 7.35% - 2008                         25,000         25,250
                                                                    ------------
                                                                         129,219
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
PAPER - 0.1%
Boise Cascade LLC, 7.125% - 2014                       $   25,000   $     24,063
Sealed Air Corporation, 5.375% - 2008 (1, 7)               40,000         39,752
                                                                    ------------
                                                                          63,815
                                                                    ------------
PHARMACEUTICALS - 0.1%
HCA, Inc., 8.75% - 2010                                   100,000        108,466
Teva Pharmaceutical Finance, LLC., 5.55% - 2016            20,000         19,291
VWR International, Inc., 6.875% - 2012                     25,000         24,625
                                                                    ------------
                                                                         152,382
                                                                    ------------
PIPELINES - 0.2%
ANR Pipeline Company, 8.875% - 2010                        25,000         26,594
Boardwalk Pipelines, LLC., 5.50% - 2017                    10,000          9,644
Duke Capital LLC, 6.25% - 2013                             40,000         41,008
Dynegy-Roseton Danskamme, 7.27% - 2010                     25,000         25,259
Panhandle Eastern Pipe Line Company, 4.80% - 2008          20,000         19,639
Williams Companies, Inc.:
   7.75% - 2031                                            25,000         26,500
   8.75% - 2032                                            25,000         29,250
                                                                    ------------
                                                                         177,894
                                                                    ------------
RAILROADS - 0.1%
Canadian National Railway Company, 6.25% - 2034            45,000         47,266
Norfolk Southern Corporation, 6.00% - 2008                 50,000         50,581
                                                                    ------------
                                                                          97,847
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Archstone-Smith Operating Trust, 5.25% - 2015              40,000         38,449
Developers Diversified Realty Corporation,
   3.875% - 2009                                           35,000         33,353
iStar Financial, Inc., 5.125% - 2011                       20,000         19,305
Reckson Operating Partnership, 6.00% - 2016                30,000         29,759
Simon Property Group LP, 3.75% - 2009                      45,000         42,941
                                                                    ------------
                                                                         163,807
                                                                    ------------
REFINING - 0.1%
Denbury Resources, Inc., 7.50% - 2013                      25,000         25,812
Diamond Offshore Drilling, Inc., 4.875% - 2015             30,000         28,383
Valero Energy Corporation, 3.50% - 2009                    35,000         33,094
                                                                    ------------
                                                                          87,289
                                                                    ------------
RETAILERS - 0.1%
Home Depot, Inc., 5.40% - 2016                             45,000         44,458
Jean Coutu Group (PJC), Inc., 7.625% - 2012                25,000         24,312
Wal-Mart Stores, 5.25% - 2035                              45,000         40,820
Yum! Brands, Inc., 7.70% - 2012                            25,000         27,205
                                                                    ------------
                                                                         136,795
                                                                    ------------
SERVICES - 0.0%
Brickman Group, Ltd., 11.75% - 2009                        25,000         27,156
Petroleum Helicopters, Inc., 9.375% - 2009                 25,000         26,219
                                                                    ------------
                                                                          53,375
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
CORPORATE BONDS (CONTINUED)
TECHNOLOGY - 0.3%
Cisco Systems, Inc, 5.25% - 2011                       $   45,000   $     44,616
Freescale Semiconductor, 7.125% - 2014                     25,000         25,938
Oracle Corporation, 5.00% - 2011 (1, 7)                    50,000         48,835
Stats Chippac, Ltd., 6.75% - 2011                          25,000         24,500
Sungard Data Systems, Inc., 9.125% - 2013 (1, 7)          100,000        105,750
Xerox Corporation, 6.875% - 2011                          100,000        102,625
                                                                    ------------
                                                                         352,264
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
America Movil S.A. de C.V., 6.375% - 2035                  30,000         28,207
Centennial Communications, 8.125% - 2014                   25,000         25,500
Nextel Communications, 6.875 - 2013                        28,000         28,890
Rogers Wireless Communications, Inc., 9.625% - 2011       100,000        114,875
Sprint Capital Corporation, 6.875% - 2028                  60,000         61,904
Telus Corporation, 8.00% - 2011                            55,000         60,664
Ubiquitel Operating Company, 9.875% - 2011                 25,000         27,313
Verizon Global Funding Corporation, 7.75% - 2030           40,000         44,190
                                                                    ------------
                                                                         391,543
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.2%
Eircom Funding, 8.25% - 2013                               25,000         26,906
SBC Communications, Inc.:
   5.30% - 2010                                            30,000         29,606
   5.10% - 2014                                            35,000         33,220
   6.45% - 2034                                            60,000         59,059
Telecom Italia Capital, 5.25% - 2013                       40,000         37,900
Telefonos de Mexico S.A. de C.V., 5.50% - 2015             30,000         28,564
                                                                    ------------
                                                                         215,255
                                                                    ------------
TEXTILE - 0.1%
Invista, 9.25% - 2012 (1, 7)                              100,000        107,000
                                                                    ------------
UTILITY - OTHER - 0.1%
NRG Energy, Inc., 7.375% - 2016                            75,000         76,594
                                                                    ------------
TOTAL CORPORATE BONDS
   (cost $9,181,270)                                                   9,088,084
                                                                    ------------
FOREIGN BONDS - 0.1%
LUXEMBOURG - 0.1%
Tyco International Group S.A., 6.375% - 2011               50,000         51,329
                                                                    ------------
UNITED KINGDOM - 0.0%
HBOS plc, 6.00% - 2033 (1, 7)                              40,000         40,148
                                                                    ------------
TOTAL FOREIGN BONDS
   (cost $93,369)                                                         91,477
                                                                    ------------
FOREIGN GOVERNMENT BONDS - 0.1%
MEXICO - 0.0%
United Mexican States, 6.375% - 2013                       45,000         46,125
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
FOREIGN GOVERNMENT BONDS (CONTINUED)
SOUTH AFRICA - 0.1%
Republic of South Africa, 6.50% - 2014                 $   65,000   $     68,331
                                                                    ------------
TOTAL FOREIGN GOVERNMENT BONDS
   (cost $112,662)                                                       114,456
                                                                    ------------
MORTGAGE BACKED SECURITIES - 8.1%
U.S. GOVERNMENT SPONSORED AGENCIES - 7.0%
Federal Home Loan Mortgage Corporation:
   #M80714, 5.00% - 2008                                   31,197         31,011
   #E81544, 6.00% - 2009                                  195,920        196,620
   FHR 2631 IG, 4.50% - 2011 (5, 7)                       164,000          5,294
   FHR 2614 IH, 4.50% - 2016 (5, 7)                       102,000         13,425
   #B10343, 5.00% - 2018                                    8,719          8,514
   #E99933, 5.00% - 2018                                    5,642          5,509
   #E99966, 5.00% - 2018                                   31,543         30,801
   #E01341, 5.50% - 2018                                   10,269         10,209
   #G11759, 5.50% - 2018                                  266,035        264,492
   FHR 2681 PC, 5.00% - 2019                              100,000         98,503
   #B19214, 5.50% - 2020                                   36,131         35,896
   #J02272, 5.50% - 2020                                   97,793         97,158
   #J02554, 5.50% - 2020                                   94,754         94,139
   FHR 2882 YB, 5.00% - 2027                               50,000         48,935
   FHR 2890 PB, 5.00% - 2027                              150,000        146,806
   #1B0527, 4.531% - 2032 (3)                              16,254         16,147
   #C72128, 6.00% - 2032                                   81,640         81,767
   #C68205, 7.00% - 2032                                    9,656          9,945
   #A15852, 5.00% - 2033                                   22,851         21,800
   #A15907, 5.00% - 2033                                   30,768         29,353
   #A121118, 5.00% - 2033                                  62,356         59,488
   #D86309, 5.00% - 2033                                   35,556         33,921
   #G01628, 6.00% - 2033                                  160,565        160,751
   #A21263, 4.50% - 2034                                  149,520        138,270
   #A46897, 4.50% - 2035                                  612,310        564,829
   #G01805, 4.50% - 2035                                  345,298        319,237
   #1G1762, 5.055% - 2035 (3)                              45,166         44,406
   #1G0661, 5.428% - 2036 (3)                              22,993         22,793
   #A41912, 6.50% - 2036                                  470,231        479,370
Federal National Mortgage Association:
   FNR 2003-92 NM, 3.50% - 2013                            75,000         73,147
   #323322, 6.00% - 2013                                   66,287         67,175
   FNR 2002-74 PJ, 5.00% - 2015                           150,000        148,796
   #254140, 5.50% - 2017                                    7,140          7,107
   #254234, 5.50% - 2017                                    7,006          6,973
   #625931, 5.50% - 2017                                    6,494          6,464
   #357280, 6.50% - 2017                                   28,564         29,249
   #254720, 4.50% - 2018                                  135,863        130,172
   #555345, 5.50% - 2018                                    7,140          7,107
   #555446, 5.50% - 2018                                   11,108         11,052
   #555526, 5.50% - 2018                                  164,785        163,953
   #555693, 5.50% - 2018                                   97,050         96,560
   #357475, 4.50% - 2019                                  169,135        162,051

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Corporation (continued):
   #725528, 5.50% - 2019                               $   16,256   $     16,169
   #789885, 5.50% - 2019                                   19,359         19,256
   #735439, 6.00%, 2019                                   199,280        202,068
   15YR TBA, 6.00% - 2021 (4)                             150,000        151,969
   FNR 2003-40 NI, 5.50% - 2028 (5, 7)                     25,647          1,785
   #254514, 5.50% - 2032                                    3,791          3,709
   #254550, 6.50% - 2032                                   25,597         26,171
   #545759, 6.50% - 2032                                  153,465        156,582
   #650075, 6.50% - 2032                                   23,669         24,199
   #254767, 5.50% - 2033                                  186,540        182,449
   #254983, 5.50% - 2033                                   88,511         86,570
   #744692, 5.50% - 2033                                   45,045         44,057
   #744750, 5.50% - 2033                                   19,554         19,125
   #747387, 5.50% - 2033                                   28,170         27,552
   #747549, 5.50% - 2033                                    9,380          9,175
   #750362, 5.50% - 2033                                   36,933         36,123
   #756190, 5.50% - 2033                                   45,066         44,077
   #555417, 6.00% - 2033                                  105,654        105,795
   #725232, 5.00% - 2034                                   26,632         25,426
   #255028, 5.50% - 2034                                   21,702         21,187
   #725424, 5.50% - 2034                                  415,683        406,567
   #762076, 5.50% - 2034                                   55,580         54,361
   #789293, 5.50% - 2034                                  168,479        164,960
   #796104, 5.50% - 2034                                   44,228         43,235
   #804395, 5.50% - 2034                                  127,447        124,586
   #255459, 6.00% - 2034                                   54,141         54,164
   #725162, 6.00% - 2034                                  100,064        100,118
   #725690, 6.00% - 2034                                   55,641         55,665
   #725704, 6.00% - 2034                                   57,663         57,694
   #790044, 6.00% - 2034                                   57,705         57,729
   #790217, 6.00% - 2034                                   23,461         23,471
   #790237, 6.00% - 2034                                   54,040         54,062
   #790629, 6.00% - 2034                                   50,500         50,521
   #790788, 6.00% - 2034                                   57,605         57,629
   #791574, 6.00% - 2034                                   55,052         55,076
   #357883, 5.00% - 2035                                   36,758         35,093
   #830880, 5.00% - 2035                                   84,405         80,374
   #850863, 5.319% - 2035 (3)                              37,961         37,550
   #846551, 5.376% - 2035 (3)                              47,978         47,615
   #848476, 5.537% - 2035 (3)                              74,668         74,181
   #848522, 5.695% - 2035 (3)                              24,252         24,147
   #745167, 5.707% - 2036 (3)                              48,990         48,907
   #822907, 6.00% - 2036                                  185,880        185,946
   #852347, 6.00% - 2036                                  186,371        186,371
Fannie Mae Strip,
   #3192, 6.50% -2032 (5, 7)                               18,465          4,684
                                                                    ------------
                                                                       7,267,345
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES - 1.1%
Government National Mortgage Association:
   #780766, 7.00% - 2013                               $    8,619   $      8,766
   #781312, 7.00% - 2013                                   33,056         34,192
   #67365, 11.50% - 2013                                    2,651          2,921
   2004-23 B, 2.946% - 2019                                55,000         52,094
   #427029, 8.50% - 2026                                    8,768          9,437
   #604639, 5.00% - 2033                                   86,209         83,629
   #612919, 5.00% - 2033                                  242,850        235,581
   #615278, 5.00% - 2033                                  105,299        102,148
   II #2102, 8.00% - 2025                                   1,549          1,652
   II #3295, 5.50% - 2032                                  16,487         16,287
   II #3442, 5.00% - 2033                                 206,612        199,666
   II #3458, 5.00% - 2033                                  58,289         56,326
   II #3443, 5.50% - 2033                                  70,715         69,849
   II #3490, 6.50% - 2033                                  14,378         14,755
   II #3513, 5.00% - 2034                                  74,033         71,512
   II #3529, 5.00% - 2034                                  18,586         17,953
   II #3530, 5.50% - 2034                                  33,062         32,657
   II #3517, 6.00% - 2034                                  47,414         47,830
   II #3612, 6.50% - 2034                                  26,014         26,688
                                                                    ------------
                                                                       1,083,943
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $8,563,499)                                                   8,351,288
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
   NOTES - 1.6%
Federal Home Loan Bank,
   5.75% - 2012                                            10,000         10,311
   5.25% - 2014                                           135,000        135,256
Federal Home Loan Mortgage Corporation,
   2.75% - 2008                                            70,000         67,004
   4.125% - 2010                                          145,000        139,040
Federal National Mortgage Association:
   3.25% - 2008                                           690,000        662,518
   3.375% - 2008                                          185,000        177,128
   6.625% - 2010                                          140,000        148,327
   6.00% - 2011                                           212,000        219,785
   4.375% - 2012                                          105,000        100,690
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (cost $1,702.564)                                                   1,660,059
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 9.8%
U.S. Treasury Bonds:
   3.50% - 2010                                           590,000        562,436
   4.25% - 2013                                           530,000        509,049
   4.25% - 2014                                           205,000        195,935
   7.50% - 2016                                           230,000        277,922
   8.50% - 2020                                           355,000        476,088
   6.25% - 2023                                           210,000        238,170
   6.00% - 2026                                           115,000        128,315

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
U.S. Treasury Bonds (continued):
   6.375% - 2027                                       $   55,000   $     64,307
   5.50% - 2028                                           325,000        344,322
   6.25% - 2030                                            80,000         93,494
   5.375% - 2031                                          460,000        484,222
U.S. Treasury Notes:
   3.50% - 2006                                            35,000         34,705
   3.00% - 2007                                           700,000        679,930
   3.25% - 2007                                           445,000        435,544
   3.62% - 2007                                           320,000        315,175
   3.375% - 2008                                          125,000        120,576
   4.00% - 2009                                           705,000        687,843
   5.75% - 2010 (8)                                     1,335,000      1,383,654
   5.00% - 2011                                           745,000        751,548
   4.875% - 2012                                          985,000        986,538
   4.75% - 2014                                           295,000        292,419
   4.125% - 2015                                          130,000        122,845
   7.625%, 2025                                            80,000        104,568
Treasury Inflation Index,
   3.375% - 2007                                              484            489
   3.625% - 2008                                           67,777         69,627
   0.875% - 2010                                          332,817        315,241
   2.00% - 2014                                           300,699        293,263
   2.375% - 2025                                          138,051        138,735
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $10,357,041)                                                 10,106,960
                                                                    ------------
ASSET BACKED SECURITIES - 2.7%
AUTO - 0.2%
Capital Auto Receivables Asset Trust, 2006-1 B,
   5.26% - 2010                                            60,000         59,565
Chase Manhattan Auto Owner Trust, 2003-A A4,
   2.06% - 2009                                            64,338         62,912
Hyundai Auto Receivables Trust, 2006-A A4,
   5.26% - 2012                                            70,000         70,073
                                                                    ------------
                                                                         192,550
                                                                    ------------
CREDIT CARDS - 0.2%
Capital One Multi-Asset Execution Trust, 2005-A7 A7,
   2005-A7 A7, 4.70% - 2015                                70,000         67,781
Chase Issuance Trust, 2005-A7 A7, 4.55% - 2013             80,000         77,740
MBNA Credit Card Master Note Trust, 2005-A6,
   4.50% - 2013                                            50,000         49,090
                                                                    ------------
                                                                         194,611
                                                                    ------------
HOME EQUITY LOANS - 2.0%
Bank of America Commercial Mortgage, Inc.:
   2004-A 2A2, 4.117% - 2034 (3)                           64,749         63,063
   2004-D 2A2, 4.119% - 2034 (3)                            5,075          4,917
   2003-L 2A2, 4.264% - 2034 (3)                          114,542        111,786

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL
                                                         AMOUNT     MARKET VALUE
                                                       ----------   ------------
ASSET BACKED SECURITIES (CONTINUED)
HOME EQUITY LOANS (CONTINUED)
Bank of America Commercial Mortgage, Inc.
   (continued):
   2004-H, 2A2, 4.752% - 2034 (3)                      $   31,006   $     30,365
   2004-I, 3A2, 4.927% - 2034 (3)                          31,593         30,928
   2003-1 A2, 4.648% - 2036                                75,000         71,496
BankBoston Home Equity Loan Trust, 1998-1 A6,
   6.35% - 2013                                            29,020         29,132
Bear Stearns Commercial Mortgage Securities, Inc.:
   2005-PW10 A1, 5.085% - 2040                            145,703        144,820
   2004-PWR6 A1, 3.688% - 2041                                395            386
   2005-PWR8 A4, 4.674% - 2041                             60,000         56,131
Capital One Multi-Asset Execution Trust, 2004-A8 A8,
   4.879% - 2014 (3)                                      225,000        225,832
Chase Funding Mortgage Loan, 2002-2 1M1,
   5.599% - 2031                                           10,912         10,807
Citigroup Commercial Mortgage Trust, 2004-C2 A1,
   3.787% - 2041                                              312            304
Citigroup/Deutsche Bank Commercial Mortgage Trust,
   2005-CD1 AJ, 5.40% - 2044 (3)                           60,000         58,310
Commercial Mortgage, 2005-LP5 A1, 4.235% - 2043            85,025         83,274
DLJ Commercial Mortgage Corporation, 1999-CG2 A1B,
   7.30% - 2032                                            75,000         78,964
GMAC Commercial Mortgage Securities, Inc.,
   2001-C2 A2, 6.70% - 2034                               125,000        131,848
Greenwich Capital Commercial Funding Corporation,
   2004-GG1 A2, 3.835% - 2036                              74,308         72,637
JP Morgan Chase Commercial Mortgage Securities
   Corporation:
   2001-CIBC A3, 6.26% - 2033                             105,000        108,602
   2001-CIB2 A2, 6.244% - 2035                             68,566         69,424
   2005-LDP4 ASB, 4.824% - 2042                            75,000         72,284
LB-UBS Commercial Mortgage Trust:
   2004-C4 A2, 4.567% - 2029                               75,000         73,504
   2006-C1A A4, 5.156% - 2031                             150,000        145,322
Morgan Stanley Dean Witter Capital, 2002-TOP7 A2,
   5.98% - 2039                                           200,000        205,281
New Century Home Equity Loan Trust:
   2005-A A6, 4.954% - 2035 (2)                            50,000         47,475
   2005-A M2, 5.344% - 2035                                45,000         43,039
Residential Asset Securities Corporation,
   2006-KS3 AI3, 4.992% - 2036 (3)                         75,000         75,000
Washington Mutual, 2004-AR1 A, 4.229% - 2034               35,730         34,757
                                                                    ------------
                                                                       2,079,688
                                                                    ------------
OTHER - 0.3%
Centerpoint Energy Transition Bond Company, LLC,
   2001-1 A4, 5.63% - 2015                                 75,000         76,009
GE Equipment Small Ticket, 2005-1A A4,
   4.51% - 2014 (1, 7)                                    100,000         97,706
Peco Energy Transition Trust, 2001-A A1, 6.52%
   - 2010                                                 100,000        104,459
WFS Financial Owner Trust, 2004-1 A4, 2.81% - 2011         40,000         38,693
                                                                    ------------
                                                                         316,867
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (cost $2,858,669)                                                   2,783,716
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        NUMBER OF
                                                         SHARES     MARKET VALUE
                                                       ----------   ------------
SHORT TERM INVESTMENTS - 3.3%
State Street GA Money Market Fund                          73,847   $     73,847
T. Rowe Price Reserve Investment Fund                   3,373,410      3,373,410
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (cost $3,447,257)                                                   3,447,257
                                                                    ------------
TOTAL INVESTMENTS - 99.9%
   (cost $93,361,329)                                                103,278,495
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.1%                           102,205
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $103,380,700
                                                                    ============

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $94,108,248. For federal income tax purposes, the net unrealized appreciation on investments amounted to $9,170,247 which consisted of $11,709,812 of aggregate gross unrealized appreciation, and $2,539,565 of aggregate gross unrealized depreciation.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR  (American Depositary Receipt)

LP   (Limited Partnership)

plc  (public limited company)

(1) Security is a 144A security. The total market value of 144A securities is $1,477,175 (cost $1,478,238), or 1.4% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at March 31, (2006.)

(3) Variable rate security. Rate indicated is rate effective at March 31, (2006.)

(4)  Securities represent a "when issued" investment.

(5)  Interest only security.

(6)  Security is a Pay-in-Kind

(7) Security is an illiquid security. The total market value of illiquid securities is $1,510,430 (cost $1,536,749), or 1.5% of total net assets

(8)  Security is segregated as collateral for 'when issued' investments.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
CONVERTIBLE BOND - 0.4%
COMMUNICATIONS - 0.4%
Lucent Technologies, Inc., 8.00% - 2031                $  895,000   $    902,831
                                                                    ------------
TOTAL CONVERTIBLE BOND
   (cost $651,902)                                                       902,831
                                                                    ------------
PREFERRED STOCK - 0.1%
LIFE & HEALTH INSURANCE - 0.1%
UnumProvident Corporation                                  10,200        322,575
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $255,000)                                                       322,575
                                                                    ------------
COMMON STOCKS - 93.9%
AEROSPACE & DEFENSE - 3.3%
Honeywell International, Inc.                              95,400      4,080,258
Lockheed Martin Corporation                                31,600      2,374,108
Raytheon Company                                           56,400      2,585,376
                                                                    ------------
                                                                       9,039,742
                                                                    ------------
ALUMINUM - 0.6%
Alcoa, Inc.                                                56,000      1,711,360
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS - 2.4%
Mellon Financial Corporation                               80,900      2,880,040
Northern Trust Corporation                                 15,400        808,500
State Street Corporation                                   45,900      2,773,737
                                                                    ------------
                                                                       6,462,277
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.2%
Ford Motor Company                                         54,600        434,616
                                                                    ------------
BIOTECHNOLOGY - 0.6%
Medimmune, Inc.*                                           45,000      1,646,100
                                                                    ------------
BREWERS - 1.1%
Anheuser-Busch Companies, Inc.                             72,100      3,083,717
                                                                    ------------
BROADCASTING & CABLE TV - 1.9%
CBS Corporation (Cl.B)*                                    66,700      1,599,466
Cablevision Systems Corporation*                           25,400        678,180
Comcast Corporation*                                       78,992      2,066,431
EchoStar Communications Corporation*                       28,000        836,360
                                                                    ------------
                                                                       5,180,437
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc.*                                       98,600      2,136,662
Lucent Technologies, Inc.*                                267,800        816,790
Motorola, Inc.                                             76,300      1,748,033
Nokia Oyj ADR                                             107,000      2,217,040
                                                                    ------------
                                                                       6,918,525
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 0.3%
RadioShack Corporation                                     43,100        828,813
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
COMPUTER HARDWARE - 2.1%
Hewlett-Packard Company                                    69,899   $  2,299,677
International Business Machines Corporation                41,500      3,422,505
                                                                    ------------
                                                                       5,722,182
                                                                    ------------
CONSTRUCTION & FARM MACHINERY - 0.8%
Deere & Company                                            27,500      2,173,875
                                                                    ------------
CONSTRUCTION MATERIALS - 0.7%
Vulcan Materials Company                                   22,200      1,923,630
                                                                    ------------
DISTRIBUTORS - 0.6%
Genuine Parts Company                                      38,500      1,687,455
                                                                    ------------
DIVERSIFIED BANKS - 1.2%
Bank of America Corporation                                44,688      2,035,092
Wells Fargo & Company                                      18,600      1,187,982
                                                                    ------------
                                                                       3,223,074
                                                                    ------------
DIVERSIFIED CHEMICALS - 1.2%
E.I. du Pont de Nemours & Company                          61,100      2,579,031
Hercules, Inc.*                                            46,000        634,800
                                                                    ------------
                                                                       3,213,831
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES - 0.2%
Cendant Corporation                                        35,500        615,925
                                                                    ------------
ELECTRIC UTILITIES - 1.5%
FirstEnergy Corporation                                    32,757      1,601,817
Pinnacle West Captial Corporation                          16,800        656,880
Progress Energy, Inc.                                      41,700      1,833,966
                                                                    ------------
                                                                       4,092,663
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
Cooper Industries, Ltd.                                    25,488      2,214,907
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.9%
Waste Management, Inc.                                     69,922      2,468,247
                                                                    ------------
FOOD DISTRIBUTORS - 0.2%
Sysco Corporation                                          19,100        612,155
                                                                    ------------
HEALTH CARE EQUIPMENT - 1.0%
Baxter International, Inc.                                 41,500      1,610,615
Boston Scientific Corporation*                             49,800      1,147,890
                                                                    ------------
                                                                       2,758,505
                                                                    ------------
HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc.                                           34,900      1,476,270
                                                                    ------------
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Company                                  58,800      3,357,480
Kimberly-Clark Corporation                                 30,800      1,780,240
                                                                    ------------
                                                                       5,137,720
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
HOUSEWARES & SPECIALTIES - 1.6%
Fortune Brands, Inc.                                       21,000   $  1,693,230
Newell Rubbermaid, Inc.                                   100,300      2,526,557
                                                                    ------------
                                                                       4,219,787
                                                                    ------------
HYPERMARKETS & SUPERCENTERS - 1.1%
Wal-Mart Stores, Inc.                                      66,100      3,122,564
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
Duke Energy Corporation                                    99,600      2,903,340
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 3.3%
General Electric Company                                  222,400      7,735,072
Tyco International, Ltd.                                   41,900      1,126,272
                                                                    ------------
                                                                       8,861,344
                                                                    ------------
INDUSTRIAL MACHINERY - 1.1%
Eaton Corporation                                          15,300      1,116,441
Pall Corporation                                           58,400      1,821,496
                                                                    ------------
                                                                       2,937,937
                                                                    ------------
INSURANCE BROKERS - 1.5%
Marsh & McLennan Companies, Inc.                          140,000      4,110,400
                                                                    ------------
INTEGRATED OIL & GAS - 5.9%
Amerada Hess Corporation                                   21,000      2,990,400
BP plc ADR                                                 34,884      2,404,903
Chevron Corporation                                        78,432      4,546,703
Exxon Mobil Corporation                                    77,868      4,739,046
Murphy Oil Corporation                                     25,800      1,285,356
                                                                    ------------
                                                                      15,966,408
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 3.8%
AT&T, Inc.                                                152,601      4,126,331
Qwest Communications International, Inc.*                 390,501      2,655,407
Telus Corporation (Non-Voting Shares)                      15,600        603,720
Telus Corporation (Voting Shares)                          10,600        416,331
Verizon Communications, Inc.                               73,136      2,491,012
                                                                    ------------
                                                                      10,292,801
                                                                    ------------
INVESTMENT BANKING & BROKERAGE - 1.1%
Charles Schwab Corporation                                170,300      2,930,863
                                                                    ------------
LEISURE PRODUCTS - 0.9%
Mattel, Inc.                                              133,000      2,411,290
                                                                    ------------
LIFE & HEALTH INSURANCE - 1.6%
Lincoln National Corporation                               41,924      2,288,631
UnumProvident Corporation                                  94,900      1,943,552
                                                                    ------------
                                                                       4,232,183
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
MOVIES & ENTERTAINMENT - 2.8%
Time Warner, Inc.                                         191,500   $  3,215,285
Viacom, Inc. (Cl.B)*                                       51,500      1,998,200
Walt Disney Company                                        85,400      2,381,806
                                                                    ------------
                                                                       7,595,291
                                                                    ------------
MULTI-LINE INSURANCE - 0.9%
American International Group, Inc.                         38,800      2,564,292
                                                                    ------------
MULTI-UTILITIES - 1.5%
NiSource, Inc.                                            112,400      2,272,728
Teco Energy, Inc.                                          24,300        391,716
Xcel Energy, Inc.                                          83,700      1,519,155
                                                                    ------------
                                                                       4,183,599
                                                                    ------------
OFFICE SERVICES & SUPPLIES - 0.8%
Avery Dennison Corporation                                 38,200      2,233,936
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 0.8%
Schlumberger, Ltd.                                         16,800      2,126,376
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 2.2%
Anadarko Petroleum Corporation                             22,500      2,272,725
Royal Dutch Shell plc ADR                                  61,600      3,835,216
                                                                    ------------
                                                                       6,107,941
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.3%
Citigroup, Inc.                                            31,433      1,484,895
JP Morgan Chase & Company                                 152,662      6,356,846
Morgan Stanley                                             61,200      3,844,584
                                                                    ------------
                                                                      11,686,325
                                                                    ------------
PACKAGED FOODS & MEATS - 2.4%
Campbell Soup Company                                      64,100      2,076,840
General Mills, Inc.                                        47,700      2,417,436
H.J. Heinz Company                                         19,400        735,648
McCormick & Company, Inc.                                  35,000      1,185,100
                                                                    ------------
                                                                       6,415,024
                                                                    ------------
PAPER PRODUCTS - 2.0%
International Paper Company                               125,920      4,353,054
MeadWestvaco Corporation                                   42,300      1,155,213
                                                                    ------------
                                                                       5,508,267
                                                                    ------------
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc.                                        67,100      2,091,507
                                                                    ------------
PHARMACEUTICALS - 7.3%
Abbott Laboratories                                        48,400      2,055,548
Bristol-Myers Squibb Company                               75,400      1,855,594
Eli Lilly & Company                                        25,400      1,404,620
Johnson & Johnson                                          50,200      2,972,844
Merck & Company, Inc.                                     107,700      3,794,271

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Pfizer, Inc.                                              125,700   $  3,132,444
Schering-Plough Corporation                                73,300      1,391,967
Wyeth                                                      65,800      3,192,616
                                                                    ------------
                                                                      19,799,904
                                                                    ------------
PHOTOGRAPHIC PRODUCTS - 0.8%
Eastman Kodak Company                                      71,600      2,036,304
                                                                    ------------
PROPERTY & CASUALTY INSURANCE -  1.4%
Chubb Corporation                                          12,700      1,212,088
Safeco Corporation                                          7,500        376,575
St. Paul Travelers Companies, Inc.                         51,184      2,138,979
                                                                    ------------
                                                                       3,727,642
                                                                    ------------
PUBLISHING - 3.3%
Dow Jones & Company, Inc.                                  58,800      2,310,840
Knight Ridder, Inc.                                        23,400      1,479,114
New York Times Company                                    101,800      2,576,558
Tribune Company                                            93,300      2,559,219
                                                                    ------------
                                                                       8,925,731
                                                                    ------------
RAILROADS - 2.2%
Norfolk Southern Corporation                               32,300      1,746,461
Union Pacific Corporation                                  45,700      4,266,095
                                                                    ------------
                                                                       6,012,556
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Simon Property Group, Inc.                                 12,836      1,080,021
                                                                    ------------
REGIONAL BANKS - 2.5%
Fifth Third Bancorp                                        74,200      2,920,512
Mercantile Bankshares Corporation                          24,350        936,258
National City Corporation                                  27,300        952,770
SunTrust Banks, Inc.                                       28,600      2,080,936
                                                                    ------------
                                                                       6,890,476
                                                                    ------------
RESTAURANTS - 0.3%
McDonald's Corporation                                     26,000        893,360
                                                                    ------------
SEMICONDUCTORS - 1.5%
Analog Devices, Inc.                                       44,800      1,715,392
Intel Corporation                                          60,500      1,170,675
Texas Instruments, Inc.                                    38,200      1,240,354
                                                                    ------------
                                                                       4,126,421
                                                                    ------------
SOFT DRINKS - 1.2%
Coca-Cola Company                                          74,800      3,131,876
                                                                    ------------
SPECIALTY CHEMICALS  - 0.8%
Chemtura Corporation                                       39,900        470,022
International Flavors & Fragrances, Inc.                   52,100      1,788,072
                                                                    ------------
                                                                       2,258,094
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE - 1.2%
Microsoft Corporation                                     124,400   $  3,384,924
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.5%
Fannie Mae                                                 25,700      1,320,980
                                                                    ------------
TOBACCO - 0.4%
UST, Inc.                                                  26,900      1,119,040
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 2.1%
Alltel Corporation                                         41,400      2,680,650
Sprint Nextel Corporation                                 112,000      2,894,080
                                                                    ------------
                                                                       5,574,730
                                                                    ------------
TOTAL COMMON STOCK
   (cost $221,134,326)                                               255,409,560
                                                                    ------------
FOREIGN STOCKS - 1.1%
IRELAND - 0.4%
Bank of Ireland                                            63,500      1,176,995
                                                                    ------------
JAPAN - 0.7%
Sony Corporation                                           38,400      1,777,702
                                                                    ------------
TOTAL FOREIGN STOCKS
   (cost $2,268,903)                                                   2,954,697
                                                                    ------------
TEMPORARY CASH INVESTMENTS - 4.4%
State Street General Account
   Money Fund                                           4,352,796      4,352,796
T.Rowe Price Reserve
   Investment Fund                                      7,648,837      7,648,837
                                                                    ------------
TOTAL TEMPORARY CASH INVESTMENTS
   (cost $12,001,633)                                                 12,001,633
                                                                    ------------
TOTAL INVESTMENTS - 99.9%
   (cost $236,311,764)                                               271,591,296
CASH & OTHER ASSETS, LESS LIABILTIIES - 0.1%                             323,284
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $271,914,580
                                                                    ============

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $237,947,499. For federal income tax purposes, the net unrealized appreciation on investments amounted to $33,643,797, which consisted of $46,305,890 of aggregate gross unrealized appreciation and $12,662,093 of aggregate gross unrealized depreciation.

ADR (American Depositary Receipt)
plc (public limited company)

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
CONVERTIBLE BONDS - 2.7%
AUTOMOTIVE - 0.8%
Sonic Automotive, Inc., 5.25% - 2009                    $  650,000   $   639,438
                                                                     -----------
MEDIA-CABLE - 0.9%
Mediacom Communications Corporation, 5.25% - 2006       $  675,000       671,625
                                                                     -----------
TELECOMMUNICATIONS-WIRELESS - 1.0%
Nextel Communications, 5.25% - 2010                     $  750,000       750,000
                                                                     -----------
TOTAL CONVERTIBLE BONDS
   (cost $2,023,651)                                                   2,061,063
                                                                     -----------
PREFERRED STOCK - 0.0%
STEEL - 0.0%
Weirton Steel Corporation (Cl.C)*(3,5)                         315            --
                                                                     -----------
TOTAL PREFERRED STOCK
   (cost $264)                                                                --
                                                                     -----------
COMMON STOCKS - 1.1%
AIRLINES - 0.0%
ACE Aviation Holdings, Inc. ADR*                                32           934
                                                                     -----------
AIRPORT SERVICES - 0.0%
Atlas Air Worldwide Holdings, Inc.*                              2            94
                                                                     -----------
BROADCASTING & CABLE TV - 0.0%
Classic Holdco, LLC*(3,5)                                       79            --
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 0.0%
Viasystems Group, Inc.*(3,5)                                 1,207            --
                                                                     -----------
HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.*(3,5)                                               92            --
                                                                     -----------
HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc.*(3,5)                                202            --
                                                                     -----------
MARINE - 0.4%
Double Hull Tankers, Inc.                                   25,000       331,250
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
HomeBanc Corporation                                        30,000       263,700
Opteum, Inc.                                                30,450       260,652
                                                                     -----------
                                                                         524,352
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $1,087,807)                                                     856,630
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
FOREIGN BONDS - 1.2%
CHILE - 0.2%
Republic of Chile:
   5.625% - 2007                                        $  100,000   $   100,270
   7.125% - 2012                                            25,000        27,000
                                                                     -----------
                                                                         127,270
                                                                     -----------
MEXICO - 0.3%
United Mexican States:
   8.375% - 2011                                            85,000        94,180
   7.50% - 2012                                            116,000       125,280
                                                                     -----------
                                                                         219,460
                                                                     -----------
PERU - 0.1%
Republic of Peru, 5.00% - 2017(1)                          111,550       105,136
                                                                     -----------
PHILLIPPINES - 0.0%
Republic of Philippines, 8.375% - 2009                      30,000        32,212
                                                                     -----------
RUSSIA - 0.3%
Russia Finance Ministry, 3.00% - 2011                       80,000        70,608
Russian Federation:
   10.00% - 2007                                           100,000       105,230
   8.25% - 2010(4)                                          36,500        38,599
                                                                     -----------
                                                                         214,437
                                                                     -----------
SOUTH AFRICA - 0.2%
Republic of South Africa:
   9.125% - 2009                                            95,000       104,262
   7.375% - 2012                                            35,000        37,975
                                                                     -----------
                                                                         142,237
                                                                     -----------
TUNISIA - 0.1%
Banque Centrale de Tunisie, 7.375% - 2012                   80,000        86,100
                                                                     -----------
UKRAINE - 0.0%
Ukraine Government, 11.00% - 2007                           14,002        14,513
                                                                     -----------
TOTAL FOREIGN BONDS
   (cost $839,803)                                                       941,365
                                                                     -----------
CORPORATE BONDS - 89.2%
AEROSPACE & DEFENSE - 5.8%
Bombardier, Inc., 6.75% - 2012(4)                        1,075,000     1,026,625
DRS Technologies, Inc., 2% - 2026(4)                     1,275,000     1,345,125
Esterline Technologies Corporation, 7.75% - 2013(4)        610,000       626,775
L-3 Communications Corporation, 7.625% - 2012              175,000       180,688
Sequa Corporation:
   8.875% - 2008                                           280,000       291,900
   9.00% - 2009                                            200,000       214,000
Vought Aircraft Industries, Inc., 8.00% - 2011             900,000       846,000
                                                                     -----------
                                                                       4,531,113
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
AIRLINES - 4.7%
American Commercial Lines, Inc., 9.50% - 2015           $  146,000   $   160,600
Continental Airlines, Inc., 8.312% - 2011                  828,133       795,733
Delta Air Lines:
   7.90% - 2009(3)                                          75,000        19,875
   7.92% - 2010                                            950,000       878,750
   7.711% - 2011                                           530,000       477,000
Evergreen International Aviation, 12.00% - 2010          1,325,000     1,326,656
Northwest Airlines, Inc., 9.875% - 2007(3)                  10,000         4,625
Pegasus Aviation Lease Securitization, 2000-1 D1,
   8.42% - 2030(3,5)                                       489,231            --
                                                                     -----------
                                                                       3,663,239
                                                                     -----------
AUTOMOTIVE - 7.8%
Allied Holdings, Inc., 8.625% - 2007(3)                    655,000       474,875
Dura Operating Corporation, 8.625% - 2012                   10,000         8,225
General Motors Acceptance Corporation:
   6.75% - 2014                                            650,000       585,133
   8.00% - 2031                                          1,250,000     1,181,377
Group 1 Automotive, Inc., 8.25% - 2013                   1,050,000     1,060,500
Mark IV Industries, Inc., 7.50% - 2007                   1,925,000     1,790,250
Sonic Automotive, Inc., 8.625% - 2013                      600,000       600,000
TRW Automotive, Inc., 9.375% - 2013                        312,000       337,350
                                                                     -----------
                                                                       6,037,710
                                                                     -----------
BANKING - 2.8%
Cardtronics, Inc., 9.25% - 2013(4)                         900,000       900,000
Doral Financial Corporation, 5.431% - 2007(2)              900,000       850,732
E*Trade Financial Corporation, 8.00% - 2011                300,000       311,625
FCB/NC Capital Trust I, 8.05% - 2028                        75,000        79,978
Popular North America, Inc., 6.125% - 2006                  60,000        60,234
Western Financial Bank, 9.625% - 2012                        5,000         5,613
                                                                     -----------
                                                                       2,208,182
                                                                     -----------
BUILDING MATERIALS - 1.8%
Building Materials Corporation:
   8.00% - 2007                                            550,000       561,687
   8.00% - 2008                                            825,000       846,656
                                                                     -----------
                                                                       1,408,343
                                                                     -----------
CHEMICALS - 0.0%
IMC Global, Inc., 11.25% - 2011                              5,000         5,319
Methanex Corporation, 8.75% - 2012                           5,000         5,463
                                                                     -----------
                                                                          10,782
                                                                     -----------
CONSTRUCTION MACHINERY - 1.7%
Case New Holland, 9.25% - 2011                             650,000       693,875
NMHG Holding Company, 10.00% - 2009                          5,000         5,250
United Rentals NA, Inc., 7.00% - 2014                      625,000       601,563
                                                                     -----------
                                                                       1,300,688
                                                                     -----------
CONSUMER PRODUCTS - 0.8%
Del Laboratories, Inc., 8.00% - 2012                       575,000       465,750
Hasbro, Inc., 6.15% - 2008                                  56,000        56,540

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
CONSUMER PRODUCTS (CONTINUED)
Icon Health & Fitness, 11.25% - 2012                    $   25,000   $    25,812
WH Holdings/ WH Capital, 9.50% - 2011                       60,000        64,800
                                                                     -----------
                                                                         612,902
                                                                     -----------
ELECTRIC - 2.7%
Avista Corporation, 9.75% - 2008                            50,000        53,908
CMS Energy Corporation:
   9.875% - 2007                                            10,000        10,638
   7.50% - 2009                                            610,000       627,537
East Coast Power LLC:
   6.737% - 2008                                            30,290        30,423
   7.066% - 2012                                            84,520        85,909
Edison Mission Energy, 10.00% - 2008                       550,000       588,500
Reliant Energy, Inc., 6.75% - 2014                         650,000       573,625
UCAR Finance, Inc., 10.25% - 2012                           15,000        16,013
Western Resources, Inc., 7.125% - 2009                      90,000        92,508
                                                                     -----------
                                                                       2,079,061
                                                                     -----------
ENERGY - INDEPENDENT - 1.6%
El Paso Production Holding Company, 7.75% - 2013           250,000       259,062
Forest Oil Corporation, 8.00% - 2008                        15,000        15,562
Magnum Hunter Resources, Inc., 9.60% - 2012                793,000       850,493
Plains E&P Company, 8.75% - 2012                            40,000        42,700
Range Resources Corporation, 7.375% - 2013                  75,000        77,625
                                                                     -----------
                                                                       1,245,442
                                                                     -----------
ENERGY - INTEGRATED - 0.6%
Petrobras International Finance Company,
   9.00% - 2008(1)                                         425,000       476,000
                                                                     -----------
ENTERTAINMENT - 1.5%
AMC Entertainment, Inc., 9.875% - 2012                     300,000       295,500
Blockbuster, Inc., 10.00% - 2012(1, 4)                   1,000,000       875,000
                                                                     -----------
                                                                       1,170,500
                                                                     -----------
ENVIRONMENTAL - 1.8%
Allied Waste, 4.25% - 2034                                 600,000       556,500
Allied Waste North America:
   8.50% - 2008                                             20,000        21,025
   8.875% - 2008                                           385,000       404,250
Casella Waste Systems, Inc., 9.75% - 2013                  400,000       428,000
                                                                     -----------
                                                                       1,409,775
                                                                     -----------
FOOD & BEVERAGE - 2.5%
Canandaigua Brands, Inc., 8.625% - 2006                    200,000       202,000
Dean Foods Company, 8.15% - 2007                           350,000       357,000
Dole Foods Company, Inc.:
   7.25% - 2010                                            400,000       377,000
   8.875% - 2011                                           200,000       198,000
Harry & David Operations Corporation, 9.00% - 2013         250,000       238,750
Land O' Lakes, Inc., 8.75% - 2011                           60,000        62,625
Pilgrim's Pride Corporation, 9.625% - 2011                 450,000       469,125
                                                                     -----------
                                                                       1,904,500
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
GAMING - 2.6%
American Casino & Entertainment, 7.85% - 2012           $  300,000   $   307,500
Galaxy Entertainment, 9.875 - 2012(4)                      350,000       364,437
Mandalay Resort Group:
   10.25% - 2007                                            45,000        47,363
   6.50% - 2009                                            300,000       299,625
MGM Mirage, Inc.:
   8.50% - 2010                                             15,000        16,050
   8.375% - 2011                                            55,000        58,025
   6.75% - 2012(4)                                         625,000       624,219
Station Casinos, Inc., 6.00% - 2012                        300,000       295,875
                                                                     -----------
                                                                       2,013,094
                                                                     -----------
HEALTH CARE - 2.6%
Coventry Health Care, Inc., 6.125% - 2015                  575,000       571,971
HCA, Inc., 6.375% - 2015                                   300,000       291,982
Johnsondiversey, Inc., 9.625% - 2012                         5,000         5,131
Radiologix, Inc., 10.50% - 2008                             45,000        32,625
US Oncology Holdings, Inc., 10.32% - 2015(2)             1,150,000     1,152,875
                                                                     -----------
                                                                       2,054,584
                                                                     -----------
HOME CONSTRUCTION - 0.1%
KB Home, 9.50% - 2011                                       35,000        36,619
                                                                     -----------
INDUSTRIAL - OTHER - 4.5%
Anixter International, Inc., 5.95% - 2015                  250,000       231,988
Briggs & Stratton Corporation, 8.875% - 2011               625,000       690,625
Corrections Corporation of America, 7.50% - 2011           200,000       206,000
Iron Mountain, Inc., 8.25% - 2011                          800,000       808,000
Usec, Inc., 6.75% - 2009                                 1,625,000     1,600,625
                                                                     -----------
                                                                       3,537,238
                                                                     -----------
INSURANCE - LIFE - 0.3%
Genamerica Capital, Inc., 8.525% - 2027(4)                 175,000       187,368
Torchmark Corporation, 6.25% - 2006                         75,000        75,229
                                                                     -----------
                                                                         262,597
                                                                     -----------
INSURANCE - PROPERTY & CASUALTY - 1.9%
Fairfax Financial Holdings, 7.75% - 2012                 1,675,000     1,474,000
                                                                     -----------
LODGING - 2.0%
Meristar Hospitality Corporation, 9.00% - 2008             925,000       980,500
Starwood Hotels & Resorts, 7.375% - 2007(1)                600,000       610,500
                                                                     -----------
                                                                       1,591,000
                                                                     -----------
MEDIA - CABLE - 2.7%
Block Communications, Inc., 8.25% - 2015(4)                650,000       637,000
Coleman Cable, Inc., 9.875% - 2012                         150,000       135,000
CSC Holdings, Inc.:
   7.25% - 2008                                            375,000       378,750
   8.125% - 2009                                            10,000        10,325
   8.125% - 2009                                            25,000        25,844
   6.75% - 2012(4)                                         325,000       317,687

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
MEDIA - CABLE (CONTINUED)
FrontierVision Holdings, 11.875% - 2007(3)              $   20,000   $    24,775
Jones Intercable, Inc., 7.625% - 2008                      200,000       207,828
Shaw Communications, Inc., 7.25% - 2011                    375,000       387,188
                                                                     -----------
                                                                       2,124,397
                                                                     -----------
MEDIA - NONCABLE - 2.6%
Fisher Communications, Inc., 8.625% - 2014                 250,000       264,062
Intelsat, Ltd., 7.625% - 2012                            1,875,000     1,546,875
RH Donnelley Finance Corporation, 10.875% - 2012           125,000       138,594
Time Warner, Inc., 9.125% - 2013                            30,000        34,734
                                                                     -----------
                                                                       1,984,265
                                                                     -----------
METALS & MINING - 5.8%
AK Steel Corporation, 7.875% - 2009                      1,495,000     1,502,475
Asarco, Inc., 7.875% - 2013(3)                             200,000       144,000
Asia Aluminum Holdings, 8.00% - 2011(4)                    800,000       756,000
Bulong Operations, 12.50% - 2008(3, 5)                     185,000            --
GrafTech International, Ltd., 1.625% - 2024              1,300,000       924,625
Imco Recycling, Inc., 10.375% - 2010                       650,000       716,625
National Steel Corporation, 9.875% - 2009(3, 5)             15,915            --
Noble Group, Ltd., 6.625% - 2015(4)                        550,000       486,175
Steel Dynamics, Inc., 9.50% - 2009                           5,000         5,238
                                                                     -----------
                                                                       4,535,138
                                                                     -----------
OIL FIELD SERVICES - 2.3%
Hilcorp Energy/Finance, 10.50% - 2010(4)                   900,000       991,125
Parker Drilling Company, 9.57% - 2010(2)                   675,000       695,250
Pemex Project Funding Master Trust:
   8.50% - 2008                                             30,000        31,440
   7.875% - 2009                                            35,000        36,785
   9.125% - 2010                                            40,000        45,000
                                                                     -----------
                                                                       1,799,600
                                                                     -----------
PACKAGING - 3.1%
Ball Corporation, 6.875% - 2012                            250,000       255,625
Owens-Brockway Glass Containers, 7.75% - 2011              200,000       208,500
Owens-Illinois, Inc.:
   8.10% - 2007                                            575,000       585,063
   7.50% - 2010                                             30,000        30,375
Solo Cup Company, 8.50% - 2014                           1,425,000     1,339,500
                                                                     -----------
                                                                       2,419,063
                                                                     -----------
PAPER - 2.5%
Longview Fibre Company, 10.00% - 2009                       10,000        10,500
Sino-Forest Corporation, 9.125% - 2011(4)                  625,000       671,875
Smurfit-Stone Container, 9.75% -  2011                   1,250,000     1,284,375
                                                                     -----------
                                                                       1,966,750
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
Corporate Bonds (continued)
PIPELINES - 3.2%
Sonat, Inc., 7.625% - 2011                              $1,050,000   $ 1,081,500
TransMontaigne, Inc., 9.125% - 2010                      1,300,000     1,381,250
                                                                     -----------
                                                                       2,462,750
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 1.2%
AMR Real Estate Partners, 8.125% - 2012                    550,000       565,125
American Real Estate Partners, 7.125% - 2013               400,000       394,000
                                                                     -----------
                                                                         959,125
                                                                     -----------
REFINING - 0.4%
Frontier Oil Corporation, 6.625% - 2011                    300,000       299,250
                                                                     -----------
RESTAURANTS - 0.4%
Tricon Global Restaurants, 8.50% - 2006                    290,000       290,256
                                                                     -----------
RETAILERS - 0.9%
Ames Department Stores, Inc., 10.00% - 2006(3, 5)          300,000            --
GSC Holdings Corporation, 8.00% - 2012(4)                  625,000       620,312
JC Penney Company, Inc., 7.375% - 2008                      40,000        41,530
PCA Finance Corporation, 11.875% - 2009                     30,000         6,000
                                                                     -----------
                                                                         667,842
                                                                     -----------
SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008(3, 5)              200,000            --
Mail-Well Corporation, 9.625% - 2012                        10,000        10,763
                                                                     -----------
                                                                          10,763
                                                                     -----------
SUPERMARKETS - 0.0%
Fleming Companies, Inc., 9.875% - 2012(3, 5)               400,000            --
                                                                     -----------
TECHNOLOGY - 2.7%
Hewlett-Packard Company, 5.75% - 2006                      110,000       110,353
Telecordia Technologies, 10.00% - 2013(4)                  500,000       457,500
Worldspan LP/WS Fin Corporation, 10.999% - 2011(2)       1,725,000     1,492,125
                                                                     -----------
                                                                       2,059,978
                                                                     -----------
TELECOMMUNICATIONS - WIRELESS - 5.3%
American Cellular Corporation, 10.00% - 2011               975,000     1,057,875
Dobson Communications Corporation, 9.318% - 2012(2)        100,000        99,250
iPCS, Inc., 11.50% - 2012                                  500,000       570,000
Rural Cellular Corporation:
   9.75% - 2010                                          1,175,000     1,192,625
   10.043% - 2012(2, 4)                                    650,000       674,375
Ubiquitel Operating Company, 9.875% - 2011                 500,000       546,250
                                                                     -----------
                                                                       4,140,375
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELINES - 3.7%
Exodus Communications, Inc., 11.625% - 2010(3, 5)       $  340,726   $        --
LCI International, Inc., 7.25% - 2007                    2,675,000     2,701,750
Qwest Corporation, 7.875% - 2011                           150,000       160,125
Telecommunications Technique, 9.75% - 2008(3, 5)            30,000            --
                                                                     -----------
                                                                       2,861,875
                                                                     -----------
TEXTILE - 1.2%
Invista, 9.25% - 2012(4)                                   250,000       267,500
Russell Corporation, 9.25% - 2010                          650,000       674,375
                                                                     -----------
                                                                         941,875
                                                                     -----------
TRANSPORTATION SERVICES - 1.1%
Overseas Shipholding Group, Inc., 8.25% - 2013             400,000       425,000
Stena AB, 9.625% - 2012                                    425,000       463,250
                                                                     -----------
                                                                         888,250
                                                                     -----------
TOTAL CORPORATE BONDS
   (cost $70,346,434)                                                 69,438,921
                                                                     -----------
SENIOR FLOATING RATE INTERESTS(6) - 4.1%
HEALTH CARE - 1.4%
DaVita, Inc., Term Loan B - 2012(7)                      1,050,000     1,062,907
                                                                     -----------
UTILITIES - 2.7%
El Paso Corporation,  Term Loan - 2009(7)                1,050,000     1,062,833
NRG Energy, Inc., Term Loan B, 6.82% - 2013              1,050,000     1,062,687
                                                                     -----------
                                                                       2,125,520
                                                                     -----------
TOTAL SENIOR FLOATING RATE INTERESTS
   (cost $3,196,842)                                                   3,188,427
                                                                     -----------
REPURCHASE AGREEMENT - 4.0%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of $3,094,124
   (Collateralized by FNMA, 07-15-06 with a value of
   $3,154,973)                                           3,093,000     3,093,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT - 4.0%
   (cost $3,093,000)                                                   3,093,000
                                                                     -----------
TOTAL INVESTMENTS - 102.3%
   (cost $80,587,801)                                                 79,579,406

LIABILITIES, LESS CASH & OTHER ASSETS - (2.3%)                        (1,750,618)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $77,828,788
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $79,564,053. For federal income tax purposes, the net unrealized appreciation on investments amounted to $15,353, which consisted of $3,356,074 of aggregate gross unrealized appreciation, and $3,340,721 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1) Security is a step bond. Rate indicated is rate effective at March 31, 2006.

(2) Variable rate security. Rate indicated is rate effective at March 31, 2006.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $668,150 (cost $2,094,396), or 0.9% of total net assets.

(4) Security is a 144A security. The total market value of 144A securities is $11,867,698 (cost $11,847,232), or 15.2% of total net assets.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES P (HIGH YIELD)

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(6) Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower rapys cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2006.

(7) Senior loan purchased on a when-issued basis in the primary market. Certain detail associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                         NUMBER        MARKET
                                                       OF SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS - 88.4%
ADVERTISING - 1.0%
R.H. Donnelley Corporation*(1)                             26,800   $  1,560,564
                                                                    ------------
AEROSPACE & DEFENSE - 0.6%
Armor Holdings, Inc.*(1)                                   17,900      1,043,391
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.4%
EGL, Inc.*(1)                                              13,000        585,000
                                                                    ------------
AIRLINES - 1.3%
Lan Airlines S.A. ADR                                      52,100      2,041,799
Transdigm Group, Inc.*                                      2,200         56,650
                                                                    ------------
                                                                       2,098,449
                                                                    ------------
APPAREL RETAIL - 1.4%
Bakers Footwear Group, Inc.*                               32,895        710,532
Foot Locker, Inc.(1)                                       26,265        627,208
Payless ShoeSource, Inc.*(1)                                9,000        206,010
Too, Inc.*                                                 19,800        680,130
                                                                    ------------
                                                                       2,223,880
                                                                    ------------
APPLICATION SOFTWARE - 0.3%
Evans & Sutherland Computer Corporation*                   51,500        330,630
JDA Software Group, Inc.*(1)                               15,270        220,499
                                                                    ------------
                                                                         551,129
                                                                    ------------
AUTOMOBILE MANUFACTURERS - 0.5%
Fleetwood Enterprises, Inc.*                               69,000        770,730
                                                                    ------------
BIOTECHNOLOGY - 2.6%
Applera Corporation - Applied Biosystems Group(1)          20,300        550,942
CV Therapeutics, Inc.*(1)                                  84,400      1,863,552
OraSure Technologies, Inc.*(1)                            173,440      1,786,432
                                                                    ------------
                                                                       4,200,926
                                                                    ------------
BROADCASTING & CABLE TV - 0.5%
Discovery Holding Company*                                 49,100        736,500
                                                                    ------------
BUILDING PRODUCTS - 0.8%
Royal Group Technologies, Ltd.*                           142,100      1,317,267
                                                                    ------------
CASINOS & GAMING - 0.4%
Empire Resorts, Inc.*                                      13,000         67,080
Mikohn Gaming Corporation*                                 68,200        652,674
                                                                    ------------
                                                                         719,754
                                                                    ------------
COMMODITY CHEMICALS - 0.5%
Calgon Carbon Corporation                                  94,950        583,942
Wellman, Inc.                                              31,800        202,248
                                                                    ------------
                                                                         786,190
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                         NUMBER        MARKET
                                                       OF SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
COMMUNICATIONS EQUIPMENT - 0.4%
C-COR, Inc.*                                                  662   $      5,786
Nortel Networks Corporation*                              227,400        693,570
                                                                    ------------
                                                                         699,356
                                                                    ------------
COMPUTER HARDWARE - 0.4%
Cray, Inc.*                                               373,460        675,963
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 0.2%
QLogic Corporation*                                        20,200        390,870
                                                                    ------------
CONSTRUCTION & ENGINEERING - 2.9%
Chicago Bridge & Iron Company N.V.(1)                     167,700      4,024,800
Matrix Service Company*(1)                                 51,245        588,293
                                                                    ------------
                                                                       4,613,093
                                                                    ------------
CONSTRUCTION MATERIALS - 0.3%
U.S. Concrete, Inc.*                                       38,300        553,818
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
Lightbridge, Inc.*                                        128,100      1,421,910
                                                                    ------------
DISTRIBUTORS - 0.5%
Prestige Brands Holdings, Inc.*                            68,990        839,608
                                                                    ------------
DIVERSIFIED CHEMICALS - 0.4%
Ashland, Inc.(1)                                            9,700        689,476
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
Geo Group, Inc.*                                           48,170      1,605,988
Healthcare Services Group, Inc.                            25,512        544,936
Liquidity Services, Inc.*                                   8,100         99,225
                                                                    ------------
                                                                       2,250,149
                                                                    ------------
DIVERSIFIED METALS & MINING - 2.5%
Apex Silver Mines, Ltd.*(1)                               169,600      4,028,000
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Encore Wire Corporation*(1)                                43,550      1,475,474
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.2%
Coherent, Inc.*(1)                                         32,500      1,141,075
OSI Systems, Inc.*(1)                                      44,700        944,511
Richardson Electronics, Ltd.                               50,900        478,460
Symbol Technologies, Inc.(1)                              182,900      1,935,082
Vishay Intertechnology, Inc.*(1)                           47,000        669,280
                                                                    ------------
                                                                       5,168,408
                                                                    ------------
ELECTRONIC MANUFACTURING SERVICES - 0.5%
Celestica, Inc.*(1)                                        73,300        839,285
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                         NUMBER        MARKET
                                                       OF SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
ENVIRONMENTAL & FACILITIES SERVICES - 2.0%
ABM Industries, Inc.                                       75,400   $  1,445,418
Layne Christensen Company*                                 52,872      1,772,269
                                                                    ------------
                                                                       3,217,687
                                                                    ------------
GOLD - 7.7%
Glamis Gold, Ltd.*(1)                                     132,700      4,336,636
Goldcorp, Inc.(1)                                          77,100      2,255,175
Harmony Gold Mining Company, Ltd. ADR*(1)                  40,700        646,316
Meridian Gold, Inc.*(1)                                    47,800      1,417,270
Randgold Resources, Ltd. ADR*(1)                          203,100      3,690,327
                                                                    ------------
                                                                      12,345,724
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.1%
Allied Healthcare Products, Inc.*                          18,920        113,898
                                                                    ------------
HEALTH CARE FACILITIES - 0.5%
Manor Care, Inc.(1)                                        16,650        738,428
                                                                    ------------
HEALTH CARE SERVICES - 1.1%
Cross Country Healthcare, Inc.*                            39,585        766,366
Gentiva Health Services, Inc.*                             48,950        891,380
Omnicare, Inc.(1)                                           3,000        164,970
                                                                    ------------
                                                                       1,822,716
                                                                    ------------
HOUSEWARES & SPECIALTIES - 0.3%
Jarden Corporation*(1)                                     12,600        413,910
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.2%
CDI Corporation                                            14,100        405,657
Kforce, Inc.*                                             107,600      1,371,900
Watson Wyatt Worldwide, Inc.                                4,500        146,610
                                                                    ------------
                                                                       1,924,167
                                                                    ------------
INDUSTRIAL MACHINERY - 1.4%
Intermec, Inc.*(1)                                         69,400      2,117,394
Robbins & Myers, Inc.                                       6,900        149,040
                                                                    ------------
                                                                       2,266,434
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell, Inc.*                                    295,300      1,334,756
                                                                    ------------
INTERNET RETAIL - 0.1%
Stamps.com, Inc.*(1)                                        2,200         77,572
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.8%
EarthLink, Inc.*(1)                                        59,310        566,410
Vignette Corporation*                                      44,180        651,655
                                                                    ------------
                                                                       1,218,065
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                         NUMBER        MARKET
                                                       OF SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
IT CONSULTING & OTHER SERVICES - 0.9%
MPS Group, Inc.*(1)                                        65,175   $    997,178
Tier Technologies, Inc. (Cl.B)*                            56,425        454,221
                                                                    ------------
                                                                       1,451,399
                                                                    ------------
METAL & GLASS CONTAINERS - 1.1%
Constar International, Inc.*                               44,500        148,185
Intertape Polymer Group, Inc.*                            196,400      1,689,040
                                                                    ------------
                                                                       1,837,225
                                                                    ------------
OIL & GAS DRILLING - 3.8%
Grey Wolf, Inc.*                                          124,400        925,536
Helmerich & Payne, Inc.(1)                                 23,500      1,640,770
Parker Drilling Company*(1)                                67,100        622,017
Pride International, Inc.*(1)                              52,516      1,637,449
Transocean, Inc.*(1)                                       15,500      1,244,650
                                                                    ------------
                                                                       6,070,422
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 12.3%
BJ Services Company(1)                                     31,100      1,076,060
Global Industries, Ltd.*(1)                               492,200      7,131,978
Hydril*(1)                                                 11,200        873,040
Input/Output, Inc.*(1)                                     97,150        943,327
Key Energy Services, Inc.*                                194,150      2,958,846
Newpark Resources, Inc.*                                  224,750      1,842,950
Oceaneering International, Inc.*(1)                        29,500      1,690,350
PHI, Inc. (Non Voting)                                     32,000      1,175,040
PHI, Inc. (Voting)                                          6,400        225,152
Smith International, Inc.(1)                               17,900        697,384
Willbros Group, Inc.*(1)                                   62,000      1,261,080
                                                                    ------------
                                                                      19,875,207
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 11.4%
Forest Oil Corporation*(1)                                 43,800      1,628,484
InterOil Corporation*(1)                                   16,500        216,810
Mariner Energy, Inc.*                                      30,247        620,366
McMoRan Exploration Company*(1)                           101,985      1,819,412
Newfield Exploration Company*(1)                           28,200      1,181,580
Noble Energy, Inc.(1)                                      37,300      1,638,216
PetroQuest Energy, Inc.*                                   70,300        709,327
Petrowawk Energy Corporation*(2)                           64,000        876,800
Pioneer Natural Resources Company(1)                       23,800      1,053,150
Range Resources Corporation(1)                            238,017      6,500,244
Remington Oil & Gas Corporation*(1)                        26,000      1,123,720
Stone Energy Corporation*(1)                               16,400        723,732
Toreador Resources Corporation*(1)                         10,000        311,100
                                                                    ------------
                                                                      18,402,941
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 0.2%
El Paso Corporation                                        29,400        354,270
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                         NUMBER        MARKET
                                                       OF SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
PACKAGED FOODS & MEATS - 1.0%
Del Monte Foods Company                                   131,660   $  1,561,488
                                                                    ------------
PAPER PACKAGING - 0.3%
Chesapeake Corporation(1)                                  34,500        478,860
                                                                    ------------
PAPER PRODUCTS - 1.0%
Wausau Paper Corporation                                  114,700      1,625,299
                                                                    ------------
PHARMACEUTICALS - 0.2%
Discovery Partners International*                          96,400        234,252
Martek Biosciences Corporation*(1)                          3,500        114,905
                                                                    ------------
                                                                         349,157
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 2.4%
Argonaut Group, Inc.*                                      30,800      1,094,940
Donegal Group, Inc.                                        14,100        367,869
EMC Insurance Group, Inc.                                   7,381        205,708
Endurance Specialty Holdings, Ltd.                         27,100        882,105
Mercury General Corporation                                23,300      1,279,170
                                                                    ------------
                                                                       3,829,792
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
American Financial Realty Trust                            27,500        320,375
Government Properties Trust, Inc.                          34,800        331,992
                                                                    ------------
                                                                         652,367
                                                                    ------------
REGIONAL BANKS - 0.6%
Colonial BancGroup, Inc.                                   40,600      1,015,000
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 0.5%
Credence Systems Corporation*                             114,300        838,962
                                                                    ------------
SEMICONDUCTORS - 0.7%
Stats ChipPAC, Ltd. ADR*                                  152,233      1,195,029
                                                                    ------------
SPECIALTY CHEMICALS - 1.5%
OM Group, Inc.*(1)                                         25,050        576,150
PolyOne Corporation*(1)                                   198,400      1,849,088
                                                                    ------------
                                                                       2,425,238
                                                                    ------------
SPECIALTY STORES - 0.2%
Hancock Fabrics, Inc.                                       1,700          6,188
Sharper Image Corporation*                                 18,840        241,340
                                                                    ------------
                                                                         247,528
                                                                    ------------
STEEL - 8.7%
Carpenter Technology Corporation(1)                        22,500      2,126,700
GrafTech International, Ltd.*                             241,655      1,474,096
Ipsco, Inc.(1)                                             41,100      4,278,099
Roanoke Electric Steel Corporation                         21,300        687,990
Steel Dynamics, Inc.(1)                                    45,200      2,564,196

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                         NUMBER        MARKET
                                                       OF SHARES        VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
STEEL (CONTINUED)
United States Steel Corporation(1)                         42,940   $  2,605,599
Webco Industries, Inc.*                                     4,740        289,140
                                                                    ------------
                                                                      14,025,820
                                                                    ------------
TRUCKING - 0.4%
Covenant Transport, Inc.*                                  41,400        604,440
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.0%
China GrenTech Corporation, Ltd. ADR*                       2,000         34,200
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $98,482,113)                                                142,587,191
                                                                    ------------
FOREIGN STOCKS - 0.5%
CANADA - 0.5%
Intertape Polymer Group, Inc.*(3)                           3,000         25,612
Southwestern Resources Corporation*                        13,400        158,349
Trilogy Energy Trust                                       35,000        582,934
                                                                    ------------
TOTAL FOREIGN STOCKS
   (cost $794,238)                                                       766,895
                                                                    ------------
REPURCHASE AGREEMENT - 13.7%
State Street, 1.75%, dated 03-31-06,
   matures 04-03-06; repurchase amount
   $22,180,924 (Collateralized by FNMA,
   3.00%, 08-15-07 with a value of
   $22,624,167)                                       $22,177,690     22,177,690
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $22,177,690)                                                 22,177,690
                                                                    ------------
TOTAL INVESTMENTS - 102.6%
   (cost $121,454,041)                                               165,531,776
LIABILTIIES, LESS CASH & OTHER ASSETS - (2.6%)                        (4,193,981)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $161,337,795
                                                                    ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2006 was $121,944,569. For federal income tax purposes, the net unrealized appreciation on investments amounted to $43,587,207, which consisted of $46,222,117 of aggregate gross unrealized appreciation, and $2,634,910 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

(1)  A portion of this security underlies outstanding written options contracts.

(2) Security is restricted. The total market value of restriced securities is $876,800 (cost $563,781), or 0.5% of total net assets. The acquisition dates ranged from November 16, 2004 through February 16, 2006.

(3)  Security is a private placement.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

The following call options written were outstanding for Series Q as of March 31, 2006:

                                                                EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                       DATE        PRICE    CONTRACTS      VALUE
------------                                                    ----------   --------   ---------   ----------
Apex Silver Mines, Ltd.                                          4/24/2006    $25.00         30     $    1,800
Apex Silver Mines, Ltd.                                          7/24/2006     17.50         50         29,500
Apex Silver Mines, Ltd.                                          7/24/2006     20.00        105         40,950
Apex Silver Mines, Ltd.                                          7/24/2006     22.50         25          9,000
Apex Silver Mines, Ltd.                                          7/24/2006     25.00         85         19,550
Apex Silver Mines, Ltd.                                          7/24/2006     30.00         65          6,500
Apex Silver Mines, Ltd.                                         10/23/2006     20.00         85         34,000
Apex Silver Mines, Ltd.                                         10/23/2006     22.50         70         18,200
Apex Silver Mines, Ltd.                                         10/23/2006     30.00         25          4,750
Apex Silver Mines, Ltd.                                         10/23/2006     35.00         25          2,500
Applera Corporation - Applied Biosystems Group                   6/19/2006     25.00         10          2,700
Applera Corporation - Applied Biosystems Group                   9/18/2006     25.00         15          5,100
Armor Holdings, Inc.                                             4/24/2006     55.00         10          3,700
Armor Holdings, Inc.                                             4/24/2006     60.00         10            750
Armor Holdings, Inc.                                             5/22/2006     45.00         20         27,400
Armor Holdings, Inc.                                             5/22/2006     50.00         20         17,400
Armor Holdings, Inc.                                             5/22/2006     55.00         10          4,600
Armor Holdings, Inc.                                             5/22/2006     60.00         10          1,850
Armor Holdings, Inc.                                             8/21/2006     50.00         25         25,250
Ashland, Inc.                                                    4/24/2006     60.00         10         11,200
Ashland, Inc.                                                    4/24/2006     65.00         25         15,750
Ashland, Inc.                                                    5/22/2006     70.00         25          7,750
Ashland, Inc.                                                    7/24/2006     60.00          5          6,000
Ashland, Inc.                                                    7/24/2006     65.00         20         15,600
BJ Services Company                                              4/24/2006     35.00         60          6,000
BJ Services Company                                              5/22/2006     35.00          5            850
BJ Services Company                                              7/24/2006     32.50          5          1,950
BJ Services Company                                              7/24/2006     35.00         25          6,875
BJ Services Company                                              7/24/2006     37.50         10          1,550
BJ Services Company                                              7/24/2006     40.00         10          1,150
BJ Services Company                                             10/23/2006     37.50          5          1,275
BJ Services Company                                             10/23/2006     40.00         10          1,750
Carpenter Technology Corporation                                 6/19/2006     60.00         15         51,600
Carpenter Technology Corporation                                 6/19/2006     65.00         25         74,000
Carpenter Technology Corporation                                 6/19/2006     70.00         25         66,000
Carpenter Technology Corporation                                 6/19/2006     75.00         55        111,650
Carpenter Technology Corporation                                 6/19/2006     80.00         10         16,200
Carpenter Technology Corporation                                 6/19/2006     85.00          5          6,150
Carpenter Technology Corporation                                 9/18/2006     70.00         60        159,600
Carpenter Technology Corporation                                 9/18/2006     75.00         20         45,000
Celestica, Inc.                                                  5/22/2006     10.00         10          1,500
Celestica, Inc.                                                  6/19/2006     10.00         10          1,650
Celestica, Inc.                                                  9/18/2006     10.00         10          2,000
Celestica, Inc.                                                  9/18/2006     12.50         45          2,925
Chesapeake Corporation                                           5/22/2006     20.00         10            500
Chicago Bridge & Iron Company N.V.                               4/24/2006     22.50         50          9,250
Chicago Bridge & Iron Company N.V.                               4/24/2006     25.00        140          8,400
Chicago Bridge & Iron Company N.V.                               4/24/2006     30.00         80            400
Chicago Bridge & Iron Company N.V.                               5/22/2006     25.00        110         13,750
Chicago Bridge & Iron Company N.V.                               7/24/2006     25.00        180         36,000
Chicago Bridge & Iron Company N.V.                               7/24/2006     30.00         80          4,400
Chicago Bridge & Iron Company N.V.                               7/24/2006     35.00          5             50
Coherent, Inc.                                                   5/22/2006     30.00         60         31,200

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                                EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                       DATE        PRICE    CONTRACTS      VALUE
------------                                                    ----------   --------   ---------   ----------
Coherent, Inc.                                                   5/22/2006    $35.00          5     $      900
Coherent, Inc.                                                   8/21/2006     30.00          5          3,050
Coherent, Inc.                                                  11/20/2006     40.00          5            950
Coherent, Inc.                                                   8/21/2016     35.00         35         10,500
CV Therapeutics, Inc.                                            5/22/2006     22.50          5            725
CV Therapeutics, Inc.                                            7/24/2006     22.50         20          5,000
CV Therapeutics, Inc.                                            7/24/2006     25.00         25          3,250
CV Therapeutics, Inc.                                            7/24/2006     30.00         30          1,200
CV Therapeutics, Inc.                                           10/23/2006     25.00          5          1,125
CV Therapeutics, Inc.                                           10/23/2006     30.00         15          1,425
EarthLink, Inc.                                                  4/24/2006     10.00         25            500
EarthLink, Inc.                                                  7/24/2006     10.00         25          1,375
EarthLink, Inc.                                                 10/23/2006     10.00         15          1,275
EGL, Inc.                                                        4/24/2006     35.00         10          9,800
EGL, Inc.                                                        5/22/2006     25.00         75        149,250
EGL, Inc.                                                        5/22/2006     35.00         25         25,250
EGL, Inc.                                                        5/22/2006     40.00         10          5,700
EGL, Inc.                                                        8/21/2006     30.00          5          7,750
EGL, Inc.                                                        8/21/2006     35.00          5          5,500
EGL, Inc.                                                        8/21/2006     40.00          5          3,650
Encore Wire Corporation                                          4/24/2006     30.00          5          2,050
Encore Wire Corporation                                          4/24/2006     35.00         15          1,500
Encore Wire Corporation                                          5/22/2006     22.50         10         11,200
Encore Wire Corporation                                          5/22/2006     25.00        130        117,000
Encore Wire Corporation                                          5/22/2006     30.00        110         57,200
Encore Wire Corporation                                          5/22/2006     35.00         25          5,000
Encore Wire Corporation                                          5/22/2006     40.00         10            850
Encore Wire Corporation                                          8/21/2006     22.50         50         59,500
Encore Wire Corporation                                          8/21/2006     25.00         65         65,000
Encore Wire Corporation                                          8/21/2006     30.00         20         12,600
Foot Locker, Inc.                                                5/22/2006     22.50         35          5,600
Foot Locker, Inc.                                                8/21/2006     22.50         20          4,600
Foot Locker, Inc.                                                8/21/2006     25.00         20          1,900
Forest Oil Corporation                                           5/22/2006     35.00         15          4,650
Forest Oil Corporation                                           5/22/2006     40.00         15         20,400
Forest Oil Corporation                                           5/22/2006     45.00         70         63,000
Forest Oil Corporation                                           5/22/2006     50.00        110         56,100
Forest Oil Corporation                                           5/22/2006     55.00         65         12,675
Forest Oil Corporation                                           8/21/2006     35.00          5          2,250
Forest Oil Corporation                                           8/21/2006     40.00         20          4,100
Forest Oil Corporation                                           8/21/2006     50.00         15         10,350
Forest Oil Corporation                                           8/21/2006     55.00         15          6,450
Forest Oil Corporation                                           8/21/2006     60.00         15          3,300
Glamis Gold, Ltd.                                                4/24/2006     25.00         25         19,000
Glamis Gold, Ltd.                                                5/22/2006     20.00         10         12,700
Glamis Gold, Ltd.                                                5/22/2006     22.50        115        117,300
Glamis Gold, Ltd.                                                5/22/2006     25.00        165        130,350
Glamis Gold, Ltd.                                                5/22/2006     30.00        475        185,250
Glamis Gold, Ltd.                                                5/22/2006     35.00         50          5,000
Glamis Gold, Ltd.                                                8/21/2006     22.50         10         10,800
Glamis Gold, Ltd.                                                8/21/2006     25.00         35         29,050
Glamis Gold, Ltd.                                                8/21/2006     30.00         85         41,650
Glamis Gold, Ltd.                                                8/21/2006     35.00         90         22,500
Glamis Gold, Ltd.                                                8/21/2006     40.00         25          3,125
Glamis Gold, Ltd.                                                8/21/2006     45.00         25          1,375

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                                EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                       DATE        PRICE    CONTRACTS      VALUE
------------                                                    ----------   --------   ---------   ----------
Glamis Gold, Ltd.                                               11/20/2006    $35.00          5     $    1,850
Glamis Gold, Ltd.                                               11/20/2006     40.00         20          4,100
Global Industries, Ltd.                                          6/19/2006     15.00         25          2,125
Global Industries, Ltd.                                          9/18/2006     15.00         50          6,500
Goldcorp, Inc.                                                   4/24/2006     17.50          5          5,850
Goldcorp, Inc.                                                   4/24/2006     20.00         50         45,000
Goldcorp, Inc.                                                   4/24/2006     22.50         77         52,360
Goldcorp, Inc.                                                   4/24/2006     25.00        105         43,050
Goldcorp, Inc.                                                   5/22/2006     30.00         15          2,400
Goldcorp, Inc.                                                   5/22/2006     32.50         15          1,050
Goldcorp, Inc.                                                   7/24/2006     30.00         55         14,025
Goldcorp, Inc.                                                   7/24/2006     32.50         15          2,325
Goldcorp, Inc.                                                  10/23/2006     32.50          5          1,150
Goldcorp, Inc.                                                  10/23/2006     35.00         10          1,700
Harmony Gold Mining Company, Ltd. ADR                            5/22/2006     12.50         15          5,550
Harmony Gold Mining Company, Ltd. ADR                            5/22/2006     15.00        275         42,625
Harmony Gold Mining Company, Ltd. ADR                            5/22/2006     17.50         25          1,375
Harmony Gold Mining Company, Ltd. ADR                            8/21/2006     15.00          5          1,200
Harmony Gold Mining Company, Ltd. ADR                            8/21/2006     17.50         40          5,400
Helmerich & Payne, Inc.                                          4/24/2006     60.00         15         14,700
Helmerich & Payne, Inc.                                          4/24/2006     65.00         40         20,800
Helmerich & Payne, Inc.                                          4/24/2006     70.00         45          7,875
Helmerich & Payne, Inc.                                          6/19/2006     60.00         20         22,200
Helmerich & Payne, Inc.                                          6/19/2006     65.00         40         28,800
Helmerich & Payne, Inc.                                          6/19/2006     70.00         10          4,300
Hydril                                                           4/24/2006     70.00         40         32,800
Hydril                                                           4/24/2006     75.00         10          4,200
Hydril                                                           6/19/2006     60.00         10         18,700
Hydril                                                           6/19/2006     65.00         15         21,600
Hydril                                                           6/19/2006     70.00         20         20,000
Hydril                                                           9/18/2006     60.00         10         20,400
Input/Output, Inc.                                               5/22/2006      7.50         10          1,950
Input/Output, Inc.                                               8/21/2006     10.00         25          2,500
Intermec, Inc.                                                   5/22/2006     30.00          5          1,050
Intermec, Inc.                                                   6/19/2006     30.00         20          5,500
Intermec, Inc.                                                   6/19/2006     35.00         25          1,750
Intermec, Inc.                                                   9/18/2006     25.00         40         28,000
InterOil Corporation                                             5/22/2006     12.50         10          1,600
InterOil Corporation                                             5/22/2006     15.00         40          2,800
InterOil Corporation                                             6/19/2006     12.50         10          2,000
InterOil Corporation                                             6/19/2006     17.50         40          2,400
Ipsco, Inc.                                                      4/24/2006     90.00         35         50,750
Ipsco, Inc.                                                      6/19/2006     70.00         10         34,800
Ipsco, Inc.                                                      6/19/2006     75.00         30         90,300
Ipsco, Inc.                                                      6/19/2006     80.00        120        307,200
Ipsco, Inc.                                                      6/19/2006     85.00         95        201,400
Ipsco, Inc.                                                      9/18/2006     75.00         85        272,000
Ipsco, Inc.                                                      9/18/2006     80.00         35         96,950
Jarden Corporation                                               4/24/2006     25.00         30         22,800
Jarden Corporation                                               4/24/2006     30.00         50         14,000
Jarden Corporation                                               5/22/2006     35.00          5            275
Jarden Corporation                                               7/24/2006     25.00          5          4,100
Jarden Corporation                                               7/24/2006     30.00          5          2,100
Jarden Corporation                                               7/24/2006     35.00         15          2,400
Jarden Corporation                                              10/23/2006     35.00          5          1,275

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                                EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                       DATE        PRICE    CONTRACTS      VALUE
------------                                                    ----------   --------   ---------   ----------
JDA Software Group, Inc.                                         4/24/2006    $15.00         15     $      225
JDA Software Group, Inc.                                         7/24/2006     15.00         15          1,200
Manor Care, Inc.                                                 4/24/2006     40.00          5          2,200
Manor Care, Inc.                                                 5/22/2006     35.00          5          4,700
Manor Care, Inc.                                                 5/22/2006     40.00         25         11,500
Martek Biosciences Corporation                                   6/19/2006     30.00         10          4,500
Martek Biosciences Corporation                                   6/19/2006     35.00         10          2,000
Matrix Service Company                                           5/22/2006     10.00         45          7,650
McMoRan Exploration Company                                      5/22/2006     20.00         40          1,000
McMoRan Exploration Company                                      5/22/2006     22.50         10            100
Meridian Gold, Inc.                                              4/24/2006     25.00         45         22,500
Meridian Gold, Inc.                                              5/22/2006     30.00         10          2,000
Meridian Gold, Inc.                                              7/24/2006     20.00         20         19,800
Meridian Gold, Inc.                                              7/24/2006     22.50         25         19,250
Meridian Gold, Inc.                                              7/24/2006     25.00         40         22,800
Meridian Gold, Inc.                                              7/24/2006     30.00         35         10,500
Meridian Gold, Inc.                                              7/24/2006     35.00          5            675
Meridian Gold, Inc.                                             10/23/2006     22.50         10          6,300
Meridian Gold, Inc.                                             10/23/2006     25.00         25         16,750
Meridian Gold, Inc.                                             10/23/2006     35.00          5          1,150
MPS Group, Inc.                                                  6/19/2006     15.00         25          2,875
Newfield Exploration Company                                     4/24/2006     40.00         50         12,500
Newfield Exploration Company                                     5/22/2006     40.00         35         11,550
Newfield Exploration Company                                     5/22/2006     45.00         15          1,575
Newfield Exploration Company                                     6/19/2006     35.00          5          3,750
Newfield Exploration Company                                     6/19/2006     40.00         10          4,000
Newfield Exploration Company                                     6/19/2006     45.00         10          1,650
Newfield Exploration Company                                     9/18/2006     45.00         10          3,100
Newfield Exploration Company                                     9/18/2006     50.00         10          1,600
Noble Energy, Inc.                                               4/24/2006     45.00          5            350
Noble Energy, Inc.                                               5/22/2006     45.00         80         12,000
Noble Energy, Inc.                                               5/22/2006     50.00         15            375
Noble Energy, Inc.                                               8/21/2006     45.00         65         20,800
Noble Energy, Inc.                                               8/21/2006     50.00         15          2,175
Noble Energy, Inc.                                              11/20/2006     50.00         10          2,450
Oceaneering International, Inc.                                  4/24/2006     50.00         40         28,400
Oceaneering International, Inc.                                  4/24/2006     55.00         70         18,900
Oceaneering International, Inc.                                  4/24/2006     60.00         20          1,200
Oceaneering International, Inc.                                  5/22/2006     55.00         25         10,250
Oceaneering International, Inc.                                  5/22/2006     60.00         25          4,250
Oceaneering International, Inc.                                  7/24/2006     55.00         35         20,300
Oceaneering International, Inc.                                  7/24/2006     60.00         10          3,300
Oceaneering International, Inc.                                  7/24/2006     65.00         10          1,700
Oceaneering International, Inc.                                 10/23/2006     60.00          5          2,550
OM Group, Inc.                                                   5/22/2006     25.00          5            300
OM Group, Inc.                                                   6/19/2006     20.00         25          9,000
OM Group, Inc.                                                   6/19/2006     22.50         25          5,000
OM Group, Inc.                                                   6/19/2006     25.00         10          1,000
OM Group, Inc.                                                   9/18/2006     25.00          5            925
Omnicare, Inc.                                                   6/19/2006     47.50         15         12,900
Omnicare, Inc.                                                   6/19/2006     50.00          5          3,300
Omnicare, Inc.                                                   9/18/2006     50.00          5          4,100
OraSure Technologies, Inc.                                       4/24/2006      7.50         20          5,500
OraSure Technologies, Inc.                                       4/24/2006     10.00        110          6,050
OraSure Technologies, Inc.                                       7/24/2006     10.00         15          1,950

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                                EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                       DATE        PRICE    CONTRACTS      VALUE
------------                                                    ----------   --------   ---------   ----------
OraSure Technologies, Inc.                                       7/24/2006    $12.50         20     $      800
OraSure Technologies, Inc.                                       7/24/2006     15.00          5             50
OSI Systems, Inc.                                                4/24/2006     22.50         10            250
OSI Systems, Inc.                                                5/22/2006     22.50          5            250
OSI Systems, Inc.                                                7/24/2006     22.50          5            625
OSI Systems, Inc.                                                7/24/2006     25.00         10            350
OSI Systems, Inc.                                               10/23/2006     25.00         15          1,350
Parker Drilling Company                                          7/24/2006     12.50         25            500
Parker Drilling Company                                         10/23/2006     12.50         25          1,125
Payless ShoeSource, Inc.                                         4/24/2006     20.00         15          4,350
Payless ShoeSource, Inc.                                         5/22/2006     22.50          5            725
Payless ShoeSource, Inc.                                         6/19/2006     22.50         10          1,800
Payless ShoeSource, Inc.                                         6/19/2006     25.00          5            375
Pioneer Natural Resources Company                                4/24/2006     40.00          5          2,150
Pioneer Natural Resources Company                                5/22/2006     40.00         10          5,200
Pioneer Natural Resources Company                                6/19/2006     40.00          5          3,100
Pioneer Natural Resources Company                                6/19/2006     45.00         25          7,750
Pioneer Natural Resources Company                                9/18/2006     50.00         20          5,000
PolyOne Corporation                                              8/21/2006     10.00         50          2,500
Pride International, Inc.                                        4/18/2005     25.00         25         15,250
Pride International, Inc.                                        4/24/2006     30.00         20          3,400
Pride International, Inc.                                        7/24/2006     25.00         45         30,600
Pride International, Inc.                                        7/24/2006     30.00         10          3,100
Pride International, Inc.                                        7/24/2006     35.00         10          1,100
Pride International, Inc.                                        7/24/2006     40.00         10            300
R.H. Donnelley Corporation                                       5/22/2006     60.00          5            475
Randgold Resources, Ltd. ADR                                     6/19/2006     20.00         25          1,750
Range Resources Corporation                                      4/24/2006     25.00        100         24,500
Range Resources Corporation                                      5/22/2006     30.00         40          2,200
Range Resources Corporation                                      6/19/2006     25.00        175         64,750
Range Resources Corporation                                      6/19/2006     30.00        100          8,000
Range Resources Corporation                                      9/18/2006     30.00         25          5,250
Remington Oil & Gas Corporation                                  6/19/2006     40.00         10          3,800
Smith International, Inc.                                        7/24/2006     35.00         25         13,500
Smith International, Inc.                                        7/24/2006     37.50          5          1,900
Smith International, Inc.                                        7/24/2006     40.00          5          1,275
Smith International, Inc.                                        7/24/2006     42.50          5            800
Smith International, Inc.                                        7/24/2006     45.00          5            475
Stamps.com, Inc.                                                 5/22/2006     25.00         22         20,020
Steel Dynamics, Inc.                                             4/24/2006     45.00         35         40,950
Steel Dynamics, Inc.                                             4/24/2006     50.00         35         25,200
Steel Dynamics, Inc.                                             5/22/2006     30.00         30         80,100
Steel Dynamics, Inc.                                             5/22/2006     35.00         50        108,500
Steel Dynamics, Inc.                                             5/22/2006     40.00        110        185,900
Steel Dynamics, Inc.                                             5/22/2006     45.00         55         67,100
Steel Dynamics, Inc.                                             5/22/2006     50.00         35         28,350
Steel Dynamics, Inc.                                             8/21/2006     50.00         10         10,200
Steel Dynamics, Inc.                                             8/21/2006     55.00         25         17,750
Steel Dynamics, Inc.                                             8/21/2006     60.00          5          2,350
Stone Energy Corporation                                         5/22/2006     45.00         10          1,950
Stone Energy Corporation                                         6/19/2006     40.00         10          5,400
Stone Energy Corporation                                         6/19/2006     45.00         20          5,000
Stone Energy Corporation                                         6/19/2006     50.00          5            475
Stone Energy Corporation                                         9/18/2006     50.00          5          1,100
Symbol Technologies, Inc.                                        7/24/2006     10.00          5            625

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                                EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                       DATE        PRICE    CONTRACTS      VALUE
------------                                                    ----------   --------   ---------   ----------
Symbol Technologies, Inc.                                        7/24/2006    $12.50         25     $      625
Toreador Resources Corporation                                   6/19/2006     25.00        100         68,000
Transocean, Inc.                                                 5/22/2006     65.00         51         80,580
Transocean, Inc.                                                 5/22/2006     70.00         64         72,960
Transocean, Inc.                                                 5/22/2006     75.00         15         11,100
Transocean, Inc.                                                 5/22/2006     80.00         10          4,800
United States Steel Corporation                                  4/24/2006     45.00         75        117,900
United States Steel Corporation                                  4/24/2006     50.00        105        113,610
United States Steel Corporation                                  4/24/2006     55.00         65         40,950
United States Steel Corporation                                  5/22/2006     55.00         50         35,000
United States Steel Corporation                                  5/22/2006     60.00         10          4,000
United States Steel Corporation                                  7/24/2006     40.00         50        106,000
United States Steel Corporation                                  7/24/2006     45.00         50         86,000
United States Steel Corporation                                  7/24/2006     55.00         10          8,700
United States Steel Corporation                                  7/24/2006     60.00         10          6,200
Vishay Intertechnology, Inc.                                     4/24/2006     12.50         15          2,625
Vishay Intertechnology, Inc.                                     4/24/2006     15.00         25            125
Vishay Intertechnology, Inc.                                     7/24/2006     12.50         10          2,200
Willbros Group, Inc.                                             6/19/2006     20.00         25          4,375
                                                                                          -----     ----------
Total call options outstanding (premiums received $4,172,571)                             9,459     $5,890,705
                                                                                                    ==========

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 97.2%
AIR FREIGHT & LOGISTICS - 4.0%
FedEx Corporation                                           33,800   $ 3,817,372
                                                                     -----------
BIOTECHNOLOGY - 2.6%
Amgen, Inc.*                                                34,450     2,506,237
                                                                     -----------
BROADCASTING & CABLE TV - 3.5%
CBS Corporation (Cl.B)*                                     44,350     1,063,513
Univision Communications, Inc.*                             64,600     2,226,762
                                                                     -----------
                                                                       3,290,275
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 6.3%
ADC Telecommunications, Inc.*                              102,285     2,617,473
Cisco Systems, Inc.*                                       155,000     3,358,850
                                                                     -----------
                                                                       5,976,323
                                                                     -----------
CONSTRUCTION & ENGINEERING - 3.4%
Shaw Group, Inc.*                                          105,800     3,216,320
                                                                     -----------
CONSUMER FINANCE - 2.6%
American Express Company                                    46,300     2,433,065
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
First Data Corporation                                      61,200     2,865,384
                                                                     -----------
DRUG RETAIL - 3.5%
CVS Corporation                                            111,200     3,321,544
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
Power-One, Inc.*                                           285,400     2,054,880
                                                                     -----------
GENERAL MERCHANDISE STORES - 1.4%
Target Corporation                                          25,500     1,326,255
                                                                     -----------
HEALTH CARE EQUIPMENT - 8.7%
Fisher Scientific International, Inc.*                      30,500     2,075,525
Medtronic, Inc.                                             64,500     3,273,375
Zimmer Holdings, Inc.*                                      42,900     2,900,040
                                                                     -----------
                                                                       8,248,940
                                                                     -----------
HEALTH CARE SERVICES - 3.5%
Covance, Inc.*                                              56,900     3,342,875
                                                                     -----------
HOME IMPROVEMENT RETAIL - 3.5%
Home Depot, Inc.                                            79,500     3,362,850
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 2.9%
Costco Wholesale Corporation                                51,400     2,783,824
                                                                     -----------
INDUSTRIAL GASES - 2.3%
Praxair, Inc.                                               39,200     2,161,880
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
IT CONSULTING & OTHER SERVICES - 2.2%
Unisys Corporation*                                        307,900   $ 2,121,431
                                                                     -----------
MANAGED HEALTH CARE - 2.3%
WellPoint, Inc.*                                            28,100     2,175,783
                                                                     -----------
MOVIES & ENTERTAINMENT - 4.8%
Time Warner, Inc.                                          167,500     2,812,325
Viacom, Inc. (Cl.B)*                                        44,350     1,720,780
                                                                     -----------
                                                                       4,533,105
                                                                     -----------
MULTI-LINE INSURANCE - 4.7%
American International Group, Inc.                          67,899     4,487,445
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 1.7%
BJ Services Company                                         48,000     1,660,800
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 1.3%
Williams Companies, Inc.                                    55,800     1,193,562
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.8%
First Marblehead Corporation                                66,000     2,854,500
JP Morgan Chase & Company                                   40,000     1,665,600
                                                                     -----------
                                                                       4,520,100
                                                                     -----------
PHARMACEUTICALS - 2.7%
Johnson & Johnson                                           43,364     2,568,016
                                                                     -----------
SEMICONDUCTORS - 4.3%
Analog Devices, Inc.                                        48,900     1,872,381
Intel Corporation                                          115,400     2,232,990
                                                                     -----------
                                                                       4,105,371
                                                                     -----------
SOFT DRINKS - 3.7%
Coca-Cola Company                                           33,050     1,383,804
PepsiCo, Inc.                                               37,000     2,138,230
                                                                     -----------
                                                                       3,522,034
                                                                     -----------
SYSTEMS SOFTWARE - 4.1%
Microsoft Corporation                                      144,600     3,934,566
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 2.2%
W.W. Grainger, Inc.                                         28,000     2,109,800
                                                                     -----------
TRUCKING - 2.8%
J.B. Hunt Transport Services, Inc.                         122,000     2,627,880
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICE - 2.2%
Sprint Nextel Corporation                                   80,000     2,067,200
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $85,822,520)                                                 92,335,117
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMERCIAL PAPER - 1.4%
BROKERAGE - 1.4%
Merrill Lynch & Company, Inc., 4.68%, 04-03-06          $1,300,000   $ 1,299,657
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $1,299,657)                                                   1,299,657
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 1.0%
Federal Home Loan Bank, 4.50%, 04-05-06                  1,000,000       999,250
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $999,250)                                                       999,250
                                                                     -----------
REPURCHASE AGREEMENT - 0.5%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $485,176 (Collateralized by FHLMC, 4.35%,
   06-02-08 with a value of $495,509)                      485,000       485,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $485,000)                                                       485,000
                                                                     -----------
TOTAL INVESTMENTS - 100.1%
   (cost $88,606,427)                                                 95,119,024
LIABILITIES, LESS CASH AND OTHER ASSETS - (0.1%)                         (81,447)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $95,037,577
                                                                     ===========

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $6,512,597 which consisted of $18,737,781 of aggregate gross unrealized appreciation, and $12,225,184 of aggregate gross unrealized depreciation.

*    Non-income producing security.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

                             SCHEDULE OF INVESTMENTS
                           March 31, 2006 (Unaudited)
                           Series S (Social Awareness)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
ASSET BACKED COMMERCIAL PAPER - 0.7%
FINANCIAL COMPANIES - SECURITIES - 0.5%
Asset One Securitization:
   4.81%, 04-05-06                                     $1,000,000   $    999,466
   4.69%, 04-06-06                                     $1,000,000        999,333
                                                                    ------------
                                                                       1,998,799
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.2%
Eureka Securitization, 4.77%, 04-03-06                 $1,000,000        999,735
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $2,998,534)                                                   2,998,534
                                                                    ------------
CONVERTIBLE BONDS - 0.4%
PHARMACEUTICALS - 0.4%
Ligand Pharmaceuticals, Inc., 6.00% - 2007             $  850,000      1,777,563
                                                                    ------------
TOTAL CONVERTIBLE BONDS
   (cost $850,000)                                                     1,777,563
                                                                    ------------
PREFERRED STOCKS - 0.3%
DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc.                                             5,200        952,250
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE(2,3,4)                    1,130,000        512,568
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $1,326,215)                                                   1,464,818
                                                                    ------------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 1.5%
Orbital Sciences Corporation*                             402,500      6,367,550
                                                                    ------------
AGRICULTURAL PRODUCTS - 2.6%
Archer-Daniels-Midland Company(1)                         200,000      6,730,000
Corn Products International, Inc.                         150,000      4,435,500
                                                                    ------------
                                                                      11,165,500
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.2%
AirNet Systems, Inc.*                                     182,000        635,180
Stonepath Group, Inc.*                                    520,000        405,600
                                                                    ------------
                                                                       1,040,780
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.6%
Kellwood Company                                           83,400      2,617,926
                                                                    ------------
APPLICATION SOFTWARE - 1.0%
Epiq Systems, Inc.*                                       139,300      2,646,700
Plato Learning, Inc.*                                     200,000      1,898,000
                                                                    ------------
                                                                       4,544,700
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
COAL & CONSUMABLE FUELS - 3.3%
Arch Coal, Inc.                                           125,000   $  9,492,500
Consol Energy, Inc.                                        40,100      2,973,816
Hydrogen Corporation*(3)                                  354,505      1,985,228
                                                                    ------------
                                                                      14,451,544
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 3.8%
3Com Corporation*                                       2,100,000     10,752,000
Dycom Industries, Inc.*                                   142,000      3,017,500
Oplink Communications, Inc.*                              148,571      2,576,221
                                                                    ------------
                                                                      16,345,721
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 1.3%
RadioShack Corporation                                    290,000      5,576,700
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 1.3%
Hutchinson Technology, Inc.*                              189,000      5,702,130
                                                                    ------------
CONSTRUCTION & ENGINEERING - 15.1%
Granite Construction, Inc.(1)                              50,000      2,434,000
Insituform Technologies, Inc.*                            150,100      3,992,660
MasTec, Inc.*                                             539,500      7,644,715
McDermott International, Inc.*(1)                         300,000     16,335,000
Quanta Services, Inc.*                                    663,700     10,632,474
Shaw Group, Inc.*(1)                                      790,000     24,016,000
                                                                    ------------
                                                                      65,054,849
                                                                    ------------
CONSUMER FINANCE - 1.1%
PHH Corporation*                                          173,000      4,619,100
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.9%
Computer Sciences Corporation*(1)                         150,000      8,332,500
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
FTI Consulting, Inc.*                                     267,000      7,617,510
                                                                    ------------
DIVERSIFIED METALS & MINING - 2.8%
Inco, Ltd.*(1)                                            139,000      6,934,710
Usec, Inc.                                                413,100      4,977,855
                                                                    ------------
                                                                      11,912,565
                                                                    ------------
ELECTRIC UTILITIES - 6.0%
Cinergy Corporation(1)                                     56,500      2,565,665
Great Plains Energy, Inc.                                 210,000      5,911,500
KFx, Inc.*                                                958,000     17,435,600
Westar Energy, Inc.                                           900         18,729
                                                                    ------------
                                                                      25,931,494
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Electric City Corporation*(3)                           1,200,000        768,000
Power-One, Inc.*                                          925,000      6,660,000
                                                                    ------------
                                                                       7,428,000
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.8%
Maxwell Technologies, Inc.*                               343,200   $  6,695,832
Merix Corporation*                                        611,400      7,520,220
Powell Industries, Inc.*                                  101,700      2,215,026
                                                                    ------------
                                                                      16,431,078
                                                                    ------------
GAS UTILITIES - 0.4%
Southern Union Company*                                    78,000      1,936,740
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.5%
HealthTronics, Inc.*                                      250,000      2,067,500
                                                                    ------------
HEALTH CARE FACILITIES - 2.2%
Community Health Systems, Inc.*(1)                         90,000      3,253,500
Triad Hospitals, Inc.*(1)                                  60,000      2,514,000
Universal Health Services, Inc. (Cl.B.)(1)                 70,000      3,555,300
                                                                    ------------
                                                                       9,322,800
                                                                    ------------
HEALTH CARE SERVICES - 0.5%
Hooper Holmes, Inc.                                       807,700      2,334,253
                                                                    ------------
HOUSEWARES & SPECIALTIES - 0.3%
Newell Rubbermaid, Inc.                                    47,000      1,183,930
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 0.7%
Alleghany Corporation*                                     10,930      3,164,328
                                                                    ------------
INDUSTRIAL MACHINERY - 0.6%
Quixote Corporation                                        97,200      2,405,700
                                                                    ------------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                    45,700      1,280,514
                                                                    ------------
INTEGRATED OIL & GAS - 1.7%
Murphy Oil Corporation                                    144,000      7,174,080
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
Global Crossing, Ltd.*                                     75,000      1,987,500
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.4%
Keane, Inc.*(1)                                           100,000      1,575,000
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.7%
KMG America Corporation*                                  356,000      3,047,360
                                                                    ------------
MARINE - 1.6%
Double Hull Tankers, Inc.                                 369,300      4,893,225
Frontline, Ltd.                                            60,700      2,032,843
                                                                    ------------
                                                                       6,926,068
                                                                    ------------
MULTI-LINE INSURANCE - 1.3%
American Financial Group, Inc.(1)                         132,000      5,492,520
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES - 1.2%
Key Energy Services, Inc.*                                350,000   $  5,334,000
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.6%
Newfield Exploration Company*                              64,200      2,689,980
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 3.0%
Williams Companies, Inc.                                  611,500     13,079,985
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.9%
First Marblehead Corporation                              192,200      8,312,650
                                                                    ------------
PACKAGED FOODS & MEATS - 4.3%
Hain Celestial Group, Inc.*                                75,000      1,964,250
Hormel Foods Corporation(1)                               185,000      6,253,000
J.M. Smucker Company                                      150,000      5,955,000
Tyson Foods, Inc.                                         310,300      4,263,522
                                                                    ------------
                                                                      18,435,772
                                                                    ------------
PAPER PACKAGING - 1.7%
Bemis Company, Inc.                                       100,000      3,158,000
Sonoco Products Company                                   125,000      4,233,750
                                                                    ------------
                                                                       7,391,750
                                                                    ------------
PERSONAL PRODUCTS - 1.3%
Alberto-Culver Company                                     45,000      1,990,350
Playtex Products, Inc.*                                   327,200      3,425,784
                                                                    ------------
                                                                       5,416,134
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 4.1%
First American Corporation                                160,000      6,265,600
North Pointe Holdings Corporation*                        165,700      2,071,250
United America Indemnity, Ltd. ADR*                        83,000      1,900,700
W.R. Berkley Corporation(1)                               130,000      7,547,800
                                                                    ------------
                                                                      17,785,350
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 3.7%
HomeBanc Corporation                                      321,600      2,826,864
MortgageIT Holdings, Inc.                                 555,800      6,019,314
Opteum, Inc.                                              816,000      6,984,960
                                                                    ------------
                                                                      15,831,138
                                                                    ------------
REGIONAL BANKS - 1.9%
Mercantile Bankshares Corporation                          75,000      2,883,750
Wilmington Trust Corporation                               64,200      2,783,070
Zions Bancorporation                                       32,000      2,647,360
                                                                    ------------
                                                                       8,314,180
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 2.0%
Ultratech, Inc.*                                          360,000      8,812,800
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 2.2%
Applied Micro Circuits Corporation*                       550,000   $  2,238,500
IXYS Corporation*                                         437,200      4,030,984
Stats ChipPAC, Ltd. ADR*                                  434,000      3,406,900
                                                                    ------------
                                                                       9,676,384
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 0.5%
Regis Corporation                                          59,700      2,058,456
                                                                    ------------
SPECIALTY CHEMICALS - 1.0%
H.B. Fuller Company(1)                                     58,000      2,977,720
Material Sciences Corporation*                             57,000        688,560
Minerals Technologies, Inc.                                15,000        876,150
                                                                    ------------
                                                                       4,542,430
                                                                    ------------
SPECIALTY STORES - 0.5%
Bombay Company, Inc.*                                     670,000      2,211,000
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.9%
BankAtlantic Bancorp, Inc.                                280,000      4,029,200
                                                                    ------------
TIRES & RUBBER - 1.5%
Bandag, Inc.                                              153,000      6,406,110
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 2.0%
United Rentals, Inc.*(1)                                  254,000      8,763,000
                                                                    ------------
TRUCKING - 0.7%
Werner Enterprises, Inc.                                  157,000      2,884,090
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.4%
Wireless Facilities, Inc.*                                440,000      1,768,800
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $286,494,046)                                               418,781,149
                                                                    ------------
WARRANTS - 0.1%
Electric City Corporation, $0.40, 03-19-09(3, 4)          350,000        106,479
ThermoEnergy Corporation, $1.50, 07-14-08(2, 3, 4)      1,130,000        148,143
                                                                    ------------
TOTAL WARRANTS
   (cost $617,504)                                                       254,622
                                                                    ------------
REPURCHASE AGREEMENT - 2.2%
United Missouri Bank, 4.36%, dated
   03-31-06, matures 04-03-06; repurchase amount of
   9,655,507 (Collateralized by FHLB, 5.375%,
   05-15-06 with a value of $9,849,691)                $9,652,000      9,652,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $9,652,000)                                                   9,652,000
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                                       MARKET
                                                                        VALUE
                                                                    ------------
TOTAL INVESTMENTS - 100.6%
   (cost $301,938,299)                                              $434,928,686
LIABILITIES, LESS CASH & OTHER ASSETS - (0.6%)                        (2,817,551)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $432,111,135
                                                                    ============

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $132,990,387, which consisted of $145,727,561 of aggregated gross unrealized appreciation, and $12,737,174 of aggregate gross unrealized depreciation.

*    Non-income producing security.

ADR (American Depositary Receipt)

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offereing.

(1)  Security is segregated as collateral for options contracts.

(2) Security is restricted. The total market value of restricted securities is $660,711 (cost $1,356,000), or 0.2% of total net assets. The acquision date was July 14, 2005.

(3) Security is illiquid. The total market value of illiquid securities is $3,520,418 (cost $5,338,016), or 0.8% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities is $767,190 (cost $1,683,719), or 0.2% or total net assets.

The following options written were outstanding for Series V as of March 31, 2006:

SERIES V CALL OPTIONS WRITTEN OUTSTANDING

                                  EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                         DATE        PRICE    CONTRACTS      VALUE
------------                      ----------   --------   ---------   ----------
Archer-Daniels-Midland Company     09/18/06     $35.00        700     $  161,000
W.R. Berkley Corporation           04/24/06      36.63        390        128,700
Cinergy Corporation                04/24/06      28.85        565         56,500
Community Health Systems, Inc.     04/24/06      40.00        525          2,625
Computer Sciences Corporation      06/19/06      60.00        350         35,000
Computer Sciences Corporation      09/18/06      55.00        370        151,700
H.B. Fuller Company                05/22/06      45.00        367        264,240
Granite Construction, Inc.         06/19/06      45.00        500        310,000
Inco, Ltd.                         04/24/06      45.00        500        255,000
Inco, Ltd.                         05/22/06      50.00        500        115,000
Keane, Inc.                        08/21/06      15.00      1,000        145,000
McDermott International, Inc.      08/21/06      55.00        370        181,300
Shaw Group, Inc.                   04/24/06      35.00        557          2,785
Triad Hospitals, Inc.              05/22/06      45.00        450         15,750
United Rentals, Inc.               05/22/06      35.00        141         19,740
Universal Health Services, Inc.    07/24/06      50.00        700        203,000
                                                            -----     ----------
Total call options outstanding
   (premiums received,
   $1,715,095)                                              7,985     $2,047,340
                                                            =====     ==========

SERIES V PUT OPTIONS WRITTEN OUTSTANDING

                                  EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                         DATE        PRICE    CONTRACTS     VALUE
------------                      ----------   --------   ---------   --------
Epiq Systems, Inc.                 05/22/06     $17.50      1,200     $ 30,000
Newfield Exploration Company       06/19/06      35.00        600       24,000
Regis Corporation                  05/22/06      35.00        600       78,000
Williams Companies, Inc.           05/22/06      20.00      1,050       42,000
                                                            -----     --------
Total put options outstanding
   (premiums received,
   $337,454)                                                3,450     $174,000
                                                            =====     ========

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.1%
ADVERTISING - 0.2%
Omnicom Group, Inc.                                          1,300   $   108,225
R.H. Donnelley Corporation*                                    100         5,823
                                                                     -----------
                                                                         114,048
                                                                     -----------
AEROSPACE & DEFENSE - 3.7%
Alliant Techsystems, Inc.*                                     300        23,151
BE Aerospace, Inc.*                                            400        10,048
Boeing Company                                               7,200       561,096
General Dynamics Corporation                                 3,600       230,328
Honeywell International, Inc.                                4,600       196,742
Lockheed Martin Corporation                                  4,300       323,059
Northrop Grumman Corporation                                 5,000       341,450
Precision Castparts Corporation                                800        47,520
Raytheon Company                                             6,700       307,128
United Technologies Corporation                              3,900       226,083
                                                                     -----------
                                                                       2,266,605
                                                                     -----------
AGRICULTURAL PRODUCTS - 0.0%
Archer-Daniels-Midland Company                                 400        13,460
                                                                     -----------
AIR FREIGHT & LOGISTICS - 0.1%
FedEx Corporation                                              200        22,588
United Parcel Service, Inc. (Cl.B)                             400        31,752
                                                                     -----------
                                                                          54,340
                                                                     -----------
AIRLINES - 0.2%
AMR Corporation*                                             1,500        40,575
Alaska Air Group, Inc.*                                        400        14,180
Continental Airlines, Inc. (Cl.B)*                             600        16,140
Southwest Airlines Company                                     900        16,191
                                                                     -----------
                                                                          87,086
                                                                     -----------
APPAREL RETAIL - 0.6%
American Eagle Outfitters, Inc.                              1,100        32,846
AnnTaylor Stores Corporation*                                  300        11,037
Chico's FAS, Inc.*                                             400        16,256
Children's Place Retail Stores, Inc.*                          200        11,580
Gap, Inc.                                                   10,000       186,800
Men's Wearhouse, Inc.                                          550        19,767
TJX Companies, Inc.                                          3,200        79,424
Talbots, Inc.                                                  300         8,061
Too, Inc.*                                                     300        10,305
                                                                     -----------
                                                                         376,076
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.3%
Coach, Inc.*                                                 4,600       159,068
Jones Apparel Group, Inc.                                      400        14,148
Phillips-Van Heusen Corporation                                200         7,642
                                                                     -----------
                                                                         180,858
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
APPLICATION SOFTWARE - 0.6%
Adobe Systems, Inc.                                          1,000   $    34,920
Autodesk, Inc.*                                              3,300       127,116
Cadence Design Systems, Inc.*                                1,700        31,433
Citrix Systems, Inc.*                                          700        26,530
Compuware Corporation*                                       3,200        25,056
Fair Isaac Corporation                                         600        23,772
Hyperion Solutions Corporation*                                750        24,450
Intuit, Inc.*                                                  700        37,233
Parametric Technology Corporation*                             740        12,084
Reynolds & Reynolds Company                                    100         2,840
Synopsys, Inc.*                                              2,100        46,935
                                                                     -----------
                                                                         392,369
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
Ameriprise Financial, Inc.                                   2,280       102,737
Bank of New York Company, Inc.                               4,900       176,596
Janus Capital Group, Inc.                                      700        16,219
Mellon Financial Corporation                                 3,200       113,920
Northern Trust Corporation                                   1,200        63,000
State Street Corporation                                     2,300       138,989
T. Rowe Price Group, Inc.                                      100         7,821
                                                                     -----------
                                                                         619,282
                                                                     -----------
AUTO PARTS & EQUIPMENT - 0.3%
Johnson Controls, Inc.                                       1,900       144,267
TRW Automotive Holdings Corporation*                           300         6,990
                                                                     -----------
                                                                         151,257
                                                                     -----------
AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company                                          19,874       158,197
                                                                     -----------
AUTOMOTIVE RETAIL - 0.1%
AutoNation, Inc.*                                            1,400        30,170
                                                                     -----------
BIOTECHNOLOGY - 1.7%
Abgenix, Inc.*                                                 600        13,500
Alkermes, Inc.*                                                600        13,230
Amgen, Inc.*                                                 8,000       582,000
Applera Corporation - Applied Biosystems Group               1,100        29,854
Biogen Idec, Inc.*                                           1,100        51,810
Genentech, Inc.*                                             1,200       101,412
Genzyme Corporation*                                           700        47,054
Gilead Sciences, Inc.*                                       3,000       186,660
Kos Pharmaceuticals, Inc.*                                     500        23,885
Techne Corporation*                                            200        12,028
                                                                     -----------
                                                                       1,061,433
                                                                     -----------
BROADCASTING & CABLE TV - 0.7%
CBS Corporation (Cl.B)*                                      4,702       112,754
Clear Channel Communications, Inc.                           7,900       229,179
Liberty Media Corporation*                                   8,200        67,322
                                                                     -----------
                                                                         409,255
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS - 0.3%
Masco Corporation                                            4,700   $   152,703
USG Corporation*                                               500        47,480
                                                                     -----------
                                                                         200,183
                                                                     -----------
CASINOS & GAMING - 0.1%
International Game Technology                                1,900        66,918
                                                                     -----------
COMMODITY CHEMICALS - 0.0%
Tronox, Inc. (Cl. B)*                                          402         6,833
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 3.4%
Adtran, Inc.                                                   700        18,326
Avaya, Inc.*                                                 1,900        21,470
Brocade Communications Systems, Inc.*                        3,500        23,380
Cisco Systems, Inc.*                                        34,100       738,947
Corning, Inc.*                                               4,300       115,713
Emulex Corporation*                                            600        10,254
Juniper Networks, Inc.*                                      2,900        55,448
Lucent Technologies, Inc.*                                  56,300       171,715
Motorola, Inc.                                              21,800       499,438
Polycom, Inc.*                                                 200         4,336
Qualcomm, Inc.                                               8,500       430,185
                                                                     -----------
                                                                       2,089,212
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL - 0.4%
Best Buy Company, Inc.                                       3,800       212,534
Circuit City Stores, Inc.                                    1,100        26,928
                                                                     -----------
                                                                         239,462
                                                                     -----------
COMPUTER HARDWARE - 3.5%
Apple Computer, Inc.*                                        2,900       181,888
Dell, Inc.*                                                 18,600       553,536
Hewlett-Packard Company                                     20,400       671,160
International Business Machines Corporation                  8,600       709,242
NCR Corporation*                                             1,000        41,790
Palm, Inc.*                                                    600        13,896
                                                                     -----------
                                                                       2,171,512
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 0.8%
EMC Corporation*                                            23,500       320,305
Komag, Inc.*                                                   400        19,040
Lexmark International, Inc.*                                   700        31,766
Network Appliance, Inc.*                                       700        25,221
QLogic Corporation*                                          1,400        27,090
Western Digital Corporation*                                 2,800        54,404
                                                                     -----------
                                                                         477,826
                                                                     -----------
CONSTRUCTION & ENGINEERING - 0.1%
Quanta Services, Inc.*                                         800        12,816
URS Corporation*                                               800        32,200
                                                                     -----------
                                                                          45,016
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
CONSTRUCTION & FARM MACHINERY - 0.6%
Caterpillar, Inc.                                            2,700   $   193,887
Deere & Company                                              2,000       158,100
Terex Corporation*                                             400        31,696
                                                                     -----------
                                                                         383,683
                                                                     -----------
CONSTRUCTION MATERIALS - 0.0%
Texas Industries, Inc.                                         200        12,098
                                                                     -----------
CONSUMER FINANCE - 0.8%
American Express Company                                     3,800       199,690
AmeriCredit Corporation*                                     1,400        43,022
Capital One Financial Corporation                            2,781       223,926
PHH Corporation*                                               375        10,013
                                                                     -----------
                                                                         476,651
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
Automatic Data Processing, Inc.                                100         4,568
CSG Systems International, Inc.*                               100         2,326
Ceridian Corporation*                                          700        17,815
CheckFree Corporation*                                         400        20,200
Computer Sciences Corporation*                               1,000        55,550
Electronic Data Systems Corporation                            800        21,464
First Data Corporation                                       8,000       374,560
Fiserv, Inc.*                                                  800        34,040
Global Payments, Inc.                                          400        21,204
Sabre Holdings Corporation                                   1,000        23,530
                                                                     -----------
                                                                         575,257
                                                                     -----------
DEPARTMENT STORES - 1.1%
Federated Department Stores, Inc.                            2,000       146,000
J.C. Penney Company, Inc.                                    3,900       235,599
Kohl's Corporation*                                          1,900       100,719
Nordstrom, Inc.                                              4,800       188,064
                                                                     -----------
                                                                         670,382
                                                                     -----------
DISTILLERS & VINTNERS - 0.0%
Brown-Forman Corporation (Cl.B)                                100         7,697
                                                                     -----------
DISTRIBUTORS - 0.0%
Genuine Parts Company                                          200         8,766
                                                                     -----------
DIVERSIFIED BANKS - 4.1%
Bank of America Corporation                                 26,489     1,206,309
Comerica, Inc.                                                 700        40,579
U.S. Bancorp                                                13,133       400,557
Wachovia Corporation                                         8,200       459,610
Wells Fargo & Company                                        6,000       383,220
                                                                     -----------
                                                                       2,490,275
                                                                     -----------
DIVERSIFIED CHEMICALS - 0.8%
Dow Chemical Company                                         7,100       288,260
E.I. du Pont de Nemours & Company                            2,200        92,862

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
DIVERSIFIED CHEMICALS (CONTINUED)
FMC Corporation                                                100   $     6,198
PPG Industries, Inc.                                         1,800       114,030
                                                                     -----------
                                                                         501,350
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
Cendant Corporation                                         13,900       241,165
Corporate Executive Board Company                              100        10,090
Dun & Bradstreet Corporation*                                  200        15,336
                                                                     -----------
                                                                         266,591
                                                                     -----------
DIVERSIFIED METALS & MINING - 0.6%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                  3,400       203,218
Phelps Dodge Corporation                                     1,800       144,954
Southern Copper Corporation                                    200        16,896
                                                                     -----------
                                                                         365,068
                                                                     -----------
DRUG RETAIL - 0.1%
Walgreen Company                                               900        38,817
                                                                     -----------
EDUCATION SERVICES - 0.1%
Apollo Group, Inc.*                                            300        15,753
Career Education Corporation*                                  700        26,411
                                                                     -----------
                                                                          42,164
                                                                     -----------
ELECTRIC UTILITIES - 0.4%
American Electric Power Company, Inc.                          500        17,010
Edison International                                         3,300       135,894
Exelon Corporation                                             300        15,870
FirstEnergy Corporation                                        700        34,230
Progress Energy, Inc.                                          200         8,796
Progress Energy, Inc. - Contingent Value Obligation* (1)       400           128
                                                                     -----------
                                                                         211,928
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
Emerson Electric Company                                     1,900       158,897
Rockwell Automation, Inc.                                    2,700       194,157
Roper Industries, Inc.                                         400        19,452
                                                                     -----------
                                                                         372,506
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
Agilent Technologies, Inc.*                                  6,100       229,055
Mettler-Toledo International, Inc.*                            100         6,034
                                                                     -----------
                                                                         235,089
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Jabil Circuit, Inc.*                                           900        38,574
Sanmina-SCI Corporation*                                     6,200        25,420
Solectron Corporation*                                       8,000        32,000
                                                                     -----------
                                                                          95,994
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.2%
Waste Management, Inc.                                       3,200       112,960
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Agrium, Inc.                                                   600   $    15,156
Monsanto Company                                             1,400       118,650
Scotts Miracle-Gro Company                                     300        13,728
                                                                     -----------
                                                                         147,534
                                                                     -----------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*                                100         3,119
Sysco Corporation                                            1,000        32,050
                                                                     -----------
                                                                          35,169
                                                                     -----------
FOOD RETAIL - 0.8%
Albertson's, Inc.                                              800        20,536
Kroger Company*                                             10,000       203,600
Safeway, Inc.                                                8,800       221,056
Supervalu, Inc.                                                800        24,656
Whole Foods Market, Inc.                                       400        26,576
                                                                     -----------
                                                                         496,424
                                                                     -----------
FOOTWEAR - 0.0%
Timberland Company*                                            800        27,384
                                                                     -----------
FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation                                  400        10,880
Weyerhaeuser Company                                           700        50,701
                                                                     -----------
                                                                          61,581
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.4%
Dollar General Corporation                                     200         3,534
Dollar Tree Stores, Inc.*                                    1,000        27,670
Target Corporation                                           4,200       218,442
                                                                     -----------
                                                                         249,646
                                                                     -----------
HEALTH CARE DISTRIBUTORS - 1.0%
AmerisourceBergen Corporation                                  900        43,443
Andrx Corporation*                                             400         9,496
Cardinal Health, Inc.                                        3,700       275,724
Henry Schein, Inc.*                                            500        23,930
McKesson Corporation                                         4,900       255,437
                                                                     -----------
                                                                         608,030
                                                                     -----------
HEALTH CARE EQUIPMENT - 1.1%
Baxter International, Inc.                                   2,900       112,549
Becton, Dickinson & Company                                  2,900       178,582
Boston Scientific Corporation*                               2,900        66,845
Guidant Corporation                                          1,100        85,866
Kinetic Concepts, Inc.*                                        200         8,234
Medtronic, Inc.                                              4,000       203,000
Mentor Corporation                                             400        18,124
PerkinElmer, Inc.                                              200         4,694
Waters Corporation*                                            300        12,945
                                                                     -----------
                                                                         690,839
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HEALTH CARE FACILITIES - 0.4%
Genesis HealthCare Corporation*                                200   $     8,788
HCA, Inc.                                                    5,000       228,950
Manor Care, Inc.                                               300        13,305
                                                                     -----------
                                                                         251,043
                                                                     -----------
HEALTH CARE SERVICES - 1.4%
Caremark Rx, Inc.*                                           5,800       285,244
Express Scripts, Inc.*                                       2,000       175,800
Healthways, Inc.*                                              200        10,188
IMS Health, Inc.                                               400        10,308
Medco Health Solutions, Inc.*                                3,647       208,681
Pediatrix Medical Group, Inc.*                                 300        30,792
Quest Diagnostics, Inc.                                      2,300       117,990
                                                                     -----------
                                                                         839,003
                                                                     -----------
HEALTH CARE SUPPLIES - 0.0%
Millipore Corporation*                                         200        14,612
                                                                     -----------
HOME IMPROVEMENT RETAIL - 1.4%
Building Materials Holding Corporation                         200         7,128
Home Depot, Inc.                                            12,400       524,520
Lowe's Companies, Inc.                                       4,800       309,312
                                                                     -----------
                                                                         840,960
                                                                     -----------
HOMEBUILDING - 0.0%
Beazer Homes USA, Inc.                                         100         6,570
Lennar Corporation                                             100         6,038
                                                                     -----------
                                                                          12,608
                                                                     -----------
HOMEFURNISHING RETAIL - 0.1%
Bed Bath & Beyond, Inc.*                                     1,300        49,920
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 0.0%
Choice Hotels International, Inc.                              200         9,156
                                                                     -----------
HOUSEHOLD APPLIANCES - 0.0%
Whirlpool Corporation                                          100         9,147
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.5%
Colgate-Palmolive Company                                    1,000        57,100
Energizer Holdings, Inc.*                                      300        15,900
Kimberly-Clark Corporation                                     400        23,120
Procter & Gamble Company                                    14,002       806,795
                                                                     -----------
                                                                         902,915
                                                                     -----------
HOUSEWARES & SPECIALTIES - 0.0%
American Greetings Corporation                                 400         8,648
                                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.1%
Administaff, Inc.                                              200        10,872
Manpower, Inc.                                                 500        28,590
Robert Half International, Inc.                                600        23,166
                                                                     -----------
                                                                          62,628
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
HYPERMARKETS & SUPERCENTERS - 0.7%
Costco Wholesale Corporation                                 1,600   $    86,656
Wal-Mart Stores, Inc.                                        7,900       373,196
                                                                     -----------
                                                                         459,852
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
AES Corporation*                                             1,000        17,060
Constellation Energy Group                                   1,600        87,536
TXU Corporation                                              3,100       138,756
                                                                     -----------
                                                                         243,352
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 3.3%
3M Company                                                   2,000       151,380
General Electric Company                                    49,400     1,718,132
Teleflex, Inc.                                                 100         7,163
Tyco International, Ltd.                                     5,200       139,776
                                                                     -----------
                                                                       2,016,451
                                                                     -----------
INDUSTRIAL MACHINERY - 0.9%
Danaher Corporation                                          1,100        69,905
Eaton Corporation                                              200        14,594
Flowserve Corporation*                                         600        35,004
ITT Industries, Inc.                                           300        16,866
Illinois Tool Works, Inc.                                    2,400       231,144
Ingersoll-Rand Company, Ltd.                                 3,400       142,086
Parker Hannifin Corporation                                    300        24,183
SPX Corporation                                                600        32,052
                                                                     -----------
                                                                         565,834
                                                                     -----------
INSURANCE BROKERS - 0.3%
Aon Corporation                                              4,600       190,946
                                                                     -----------
INTEGRATED OIL & GAS - 6.9%
Amerada Hess Corporation                                     1,100       156,640
Chevron Corporation                                         13,722       795,464
ConocoPhillips                                              10,666       673,558
Exxon Mobil Corporation                                     33,600     2,044,896
Marathon Oil Corporation                                     2,800       213,276
Occidental Petroleum Corporation                             3,268       302,780
Tesoro Corporation                                             500        34,170
                                                                     -----------
                                                                       4,220,784
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 2.0%
AT&T, Inc.                                                  10,089       272,806
BellSouth Corporation                                        7,300       252,945
CenturyTel, Inc.                                               700        27,384
Qwest Communications International, Inc.*                   27,400       186,320
Verizon Communications, Inc.                                13,700       466,622
                                                                     -----------
                                                                       1,206,077
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 0.7%
Check Point Software Technologies, Ltd.*                     1,000        20,020
Digital River, Inc.*                                           300        13,083
EarthLink, Inc.*                                             1,900        18,145

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
eBay, Inc.*                                                  2,900   $   113,274
Google, Inc.*                                                  400       156,000
Internet Security Systems, Inc.*                               600        14,388
United Online, Inc.                                          1,350        17,361
Websense, Inc.*                                                400        11,032
Yahoo!, Inc.*                                                2,700        87,102
                                                                     -----------
                                                                         450,405
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 2.9%
Bear Stearns Companies, Inc.                                   400        55,480
Charles Schwab Corporation                                  11,000       189,310
Goldman Sachs Group, Inc.                                    3,400       533,664
Lehman Brothers Holdings, Inc.                               2,800       404,684
Merrill Lynch & Company, Inc.                                7,500       590,700
TD Ameritrade Holding Corporation                              100         2,087
                                                                     -----------
                                                                       1,775,925
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 0.0%
CACI International, Inc.*                                      300        19,725
                                                                     -----------
LEISURE FACILITIES - 0.0%
Six Flags, Inc.*                                               300         3,054
                                                                     -----------
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.                                                 1,200        25,320
Live Nation, Inc.*                                             562        11,150
                                                                     -----------
                                                                          36,470
                                                                     -----------
LIFE & HEALTH INSURANCE - 1.4%
AFLAC, Inc.                                                  2,300       103,799
AmerUs Group Company                                           400        24,096
Lincoln National Corporation                                   200        10,918
MetLife, Inc.                                                4,700       227,339
Principal Financial Group, Inc.                              4,600       224,480
Prudential Financial, Inc.                                   3,300       250,173
StanCorp Financial Group, Inc.                                 400        21,644
                                                                     -----------
                                                                         862,449
                                                                     -----------
MANAGED HEALTH CARE - 2.3%
Aetna, Inc.                                                  4,600       226,044
Cigna Corporation                                            2,000       261,240
Coventry Health Care, Inc.*                                    500        26,990
Health Net, Inc.*                                              500        25,410
Humana, Inc.*                                                  800        42,120
Sierra Health Services, Inc.*                                  600        24,420
UnitedHealth Group, Inc.                                     7,154       399,622
WellCare Health Plans, Inc.*                                   200         9,088
WellPoint, Inc.*                                             5,355       414,638
                                                                     -----------
                                                                       1,429,572
                                                                     -----------
MARINE - 0.0%
General Maritime Corporation                                   200         6,668
OMI Corporation                                                300         5,406
                                                                     -----------
                                                                          12,074
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                                        3,300   $   171,204
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.5%
News Corporation                                            11,400       189,354
Time Warner, Inc.                                           21,000       352,590
Viacom, Inc. (Cl.B)*                                         4,902       190,198
Walt Disney Company                                          7,300       203,597
                                                                     -----------
                                                                         935,739
                                                                     -----------
MULTI-LINE INSURANCE - 2.0%
American International Group, Inc.                          10,737       709,608
Genworth Financial, Inc.                                     6,500       217,295
Hanover Insurance Group, Inc.                                  100         5,242
Hartford Financial Services Group, Inc.                      2,800       225,540
Loews Corporation                                              500        50,600
                                                                     -----------
                                                                       1,208,285
                                                                     -----------
MULTI-UTILITIES - 0.3%
PG&E Corporation                                             4,900       190,610
                                                                     -----------
OFFICE ELECTRONICS - 0.3%
Xerox Corporation*                                          13,700       208,240
                                                                     -----------
OFFICE SERVICES & SUPPLIES - 0.0%
Pitney Bowes, Inc.                                             500        21,465
                                                                     -----------
OIL & GAS DRILLING - 0.3%
Grey Wolf, Inc.*                                             1,400        10,416
Transocean, Inc.*                                            1,800       144,540
                                                                     -----------
                                                                         154,956
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 0.2%
Halliburton Company                                            500        36,510
Lone Star Technologies, Inc.*                                  200        11,082
NS Group, Inc.*                                                200         9,206
Schlumberger, Ltd.                                             300        37,971
Universal Compression Holdings, Inc.*                          100         5,067
Veritas DGC, Inc.*                                             300        13,617
                                                                     -----------
                                                                         113,453
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 2.9%
Anadarko Petroleum Corporation                               3,000       303,030
Apache Corporation                                           3,500       229,285
Burlington Resources, Inc.                                   3,300       303,303
Comstock Resources, Inc.*                                      300         8,907
Devon Energy Corporation                                     5,400       330,318
EOG Resources, Inc.                                          3,100       223,200
KCS Energy, Inc.*                                              400        10,400
Kerr-McGee Corporation                                       1,995       190,483
Remington Oil & Gas Corporation*                               300        12,966
Swift Energy Company*                                          300        11,238
Whiting Petroleum Corporation*                                 200         8,198
XTO Energy, Inc.                                             2,900       126,353
                                                                     -----------
                                                                       1,757,681
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
OIL & GAS REFINING & MARKETING - 0.7%
Giant Industries, Inc.*                                        200   $    13,908
Sunoco, Inc.                                                 2,400       186,168
Valero Energy Corporation                                    3,668       219,273
                                                                     -----------
                                                                         419,349
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.0%
Overseas Shipholding Group, Inc.                               500        23,965
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.3%
Citigroup, Inc.                                             27,631     1,305,288
JP Morgan Chase & Company                                   19,528       813,146
Morgan Stanley                                               8,400       527,688
                                                                     -----------
                                                                       2,646,122
                                                                     -----------
PACKAGED FOODS & MEATS - 0.6%
Campbell Soup Company                                        1,800        58,320
ConAgra Foods, Inc.                                          1,000        21,460
Dean Foods Company*                                            600        23,298
Del Monte Foods Company                                        300         3,558
General Mills, Inc.                                          2,100       106,428
H.J. Heinz Company                                           1,500        56,880
Pilgrim's Pride Corporation                                    700        15,169
Sara Lee Corporation                                         4,800        85,824
                                                                     -----------
                                                                         370,937
                                                                     -----------
PAPER PACKAGING - 0.0%
Sealed Air Corporation                                         400        23,148
                                                                     -----------
PAPER PRODUCTS - 0.0%
MeadWestvaco Corporation                                       800        21,848
                                                                     -----------
PERSONAL PRODUCTS - 0.2%
Avon Products, Inc.                                          3,900       121,563
                                                                     -----------
PHARMACEUTICALS - 5.3%
Abbott Laboratories                                          3,000       127,410
Allergan, Inc.                                               1,500       162,750
Alpharma, Inc.                                                 500        13,410
Bristol-Myers Squibb Company                                 5,300       130,433
Endo Pharmaceuticals Holdings, Inc.*                           300         9,843
Forest Laboratories, Inc.*                                   3,100       138,353
Johnson & Johnson                                           15,186       899,315
King Pharmaceuticals, Inc.*                                  1,800        31,050
Medicis Pharmaceutical Corporation                             100         3,260
Merck & Company, Inc.                                       13,800       486,174
Pfizer, Inc.                                                37,065       923,660
Watson Pharmaceuticals, Inc.*                                  700        20,118
Wyeth                                                        6,800       329,936
                                                                     -----------
                                                                       3,275,712
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.7%
Ace, Ltd.                                                    1,000        52,010
Allstate Corporation                                         5,200       270,972
Chubb Corporation                                            1,900       181,336

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
Fidelity National Financial, Inc.                              790   $    28,069
Fidelity National Title Group, Inc.                            173         3,939
LandAmerica Financial Group, Inc.                              100         6,785
MBIA, Inc.                                                     600        36,078
Progressive Corporation                                      1,300       135,538
Safeco Corporation                                             200        10,042
St. Paul Travelers Companies, Inc.                           7,000       292,530
Zenith National Insurance Corporation                          200         9,626
                                                                     -----------
                                                                       1,026,925
                                                                     -----------
PUBLISHING - 0.5%
Gannett Company, Inc.                                        3,200       191,744
McGraw-Hill Companies, Inc.                                  2,400       138,288
                                                                     -----------
                                                                         330,032
                                                                     -----------
RAILROADS - 0.8%
Burlington Northern Santa Fe Corporation                     2,400       199,992
CSX Corporation                                                800        47,840
Norfolk Southern Corporation                                 4,100       221,687
                                                                     -----------
                                                                         469,519
                                                                     -----------
REGIONAL BANKS - 1.2%
BB&T Corporation                                             2,600       101,920
KeyCorp                                                      2,500        92,000
M&T Bank Corporation                                           600        68,484
National City Corporation                                    4,600       160,540
North Fork Bancorporation, Inc.                                300         8,649
PNC Financial Services Group, Inc.                             800        53,848
Regions Financial Corporation                                1,864        65,557
SunTrust Banks, Inc.                                         2,000       145,520
UnionBanCal Corporation                                        700        49,112
                                                                     -----------
                                                                         745,630
                                                                     -----------
RESTAURANTS - 0.5%
McDonald's Corporation                                       5,000       171,800
Starbucks Corporation*                                         800        30,112
Yum! Brands, Inc.                                            2,600       127,036
                                                                     -----------
                                                                         328,948
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.7%
Applied Materials, Inc.                                     12,600       220,626
Cymer, Inc.*                                                   300        13,632
KLA-Tencor Corporation                                       2,800       135,408
Lam Research Corporation*                                      800        34,400
Novellus Systems, Inc.*                                      1,100        26,400
                                                                     -----------
                                                                         430,466
                                                                     -----------
SEMICONDUCTORS - 3.9%
Advanced Micro Devices, Inc.*                                5,100       169,116
Analog Devices, Inc.                                         5,700       218,253
Broadcom Corporation*                                        4,450       192,062
Freescale Semiconductor, Inc. (Cl.B)*                        7,183       199,472
Intel Corporation                                           42,600       824,310
Intersil Corporation                                         1,100        31,812

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
LSI Logic Corporation*                                       3,300        38,148
Linear Technology Corporation                                1,200   $    42,096
Micrel, Inc.*                                                  500         7,410
Microchip Technology, Inc.                                   1,000        36,300
Microsemi Corporation*                                         300         8,733
NVIDIA Corporation*                                            900        51,534
National Semiconductor Corporation                           1,500        41,760
OmniVision Technologies, Inc.*                                 600        18,120
Texas Instruments, Inc.                                     16,500       535,755
Zoran Corporation*                                             200         4,376
                                                                     -----------
                                                                       2,419,257
                                                                     -----------
SOFT DRINKS - 0.9%
Coca-Cola Company                                            5,400       226,098
Pepsi Bottling Group, Inc.                                   1,500        45,585
PepsiCo, Inc.                                                4,520       261,211
                                                                     -----------
                                                                         532,894
                                                                     -----------
SPECIALIZED FINANCE - 0.6%
CIT Group, Inc.                                              3,000       160,560
Chicago Mercantile Exchange Holdings, Inc.                     350       156,625
Moody's Corporation                                            800        57,168
                                                                     -----------
                                                                         374,353
                                                                     -----------
SPECIALTY CHEMICALS - 0.2%
Lubrizol Corporation                                           100         4,285
Rohm & Haas Company                                          2,100       102,627
                                                                     -----------
                                                                         106,912
                                                                     -----------
SPECIALTY STORES - 0.7%
Barnes & Noble, Inc.                                           600        27,750
Claire's Stores, Inc.                                          500        18,155
Office Depot, Inc.*                                          2,700       100,548
Sports Authority, Inc.*                                        300        11,070
Staples, Inc.                                               10,050       256,476
Tiffany & Company                                              100         3,754
Zale Corporation*                                              200         5,606
                                                                     -----------
                                                                         423,359
                                                                     -----------
STEEL - 0.7%
AK Steel Holding Corporation*                                1,700        25,500
Carpenter Technology Corporation                               300        28,356
Commercial Metals Company                                      300        16,047
Nucor Corporation                                            2,500       261,975
Quanex Corporation                                             200        13,326
Reliance Steel & Aluminum Company                              400        37,568
Steel Dynamics, Inc.                                           300        17,019
United States Steel Corporation                                100         6,068
Worthington Industries, Inc.                                   400         8,024
                                                                     -----------
                                                                         413,883
                                                                     -----------
SYSTEMS SOFTWARE - 3.6%
BEA Systems, Inc.*                                           2,900        38,077
BMC Software, Inc.*                                          1,400        30,324

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE (CONTINUED)
CA, Inc.                                                     7,000   $   190,470
McAfee, Inc.*                                                1,000        24,330
Microsoft Corporation                                       50,500     1,374,105
MicroStrategy, Inc.*                                           100        10,529
Novell, Inc.*                                                3,300        25,344
Oracle Corporation*                                         23,300       318,977
Red Hat, Inc.*                                               1,200        33,576
Symantec Corporation*                                       11,061       186,157
                                                                     -----------
                                                                       2,231,889
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 0.1%
Arrow Electronics, Inc.*                                       900        29,043
Avnet, Inc.*                                                   700        17,766
CDW Corporation                                                300        17,655
Tech Data Corporation*                                         200         7,382
                                                                     -----------
                                                                          71,846
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 1.4%
Accredited Home Lenders Holding Company*                       200        10,236
Astoria Financial Corporation                                  850        26,316
Countrywide Financial Corporation                            5,898       216,457
Fannie Mae                                                   3,800       195,320
Freddie Mac                                                  2,400       146,400
Fremont General Corporation                                    100         2,156
Golden West Financial Corporation                              800        54,320
MGIC Investment Corporation                                    500        33,315
PMI Group, Inc.                                                400        18,368
Radian Group, Inc.                                             500        30,125
Washington Mutual, Inc.                                      3,040       129,565
                                                                     -----------
                                                                         862,578
                                                                     -----------
TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber Company*                              1,600        23,168
                                                                     -----------
TOBACCO - 1.6%
Altria Group, Inc.                                          10,900       772,374
Loews Corporation - Carolina Group                             300        14,181
Reynolds American, Inc.                                      2,100       221,550
                                                                     -----------
                                                                       1,008,105
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 0.0%
United Rentals, Inc.*                                          400        13,800
                                                                     -----------
TRUCKING - 0.0%
Landstar System, Inc.                                          300        13,236
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.9%
American Tower Corporation*                                  2,400        72,768
Crown Castle International Corporation*                        800        22,680
Dobson Communications Corporation*                           1,300        10,426
Sprint Nextel Corporation                                   18,248       471,528
                                                                     -----------
                                                                         577,402
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $55,701,629)                                                 60,957,370
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
FOREIGN STOCKS - 0.5%
CANADA - 0.5%
Canadian Natural Resources, Ltd.                             1,368   $    76,026
Paramount Resources, Ltd.*                                   4,000       142,661
Talisman Energy, Inc.                                        1,100        58,419
                                                                     -----------
                                                                         277,106
                                                                     -----------
TOTAL FOREIGN STOCKS
   (cost $53,542)                                                        277,106
                                                                     -----------
PREFERRED STOCK - 0.0%
REGIONAL BANKS - 0.0%
Wachovia Corporation* (1)                                      200             1
                                                                     -----------
TOTAL PREFERRED STOCK
   (cost $48)                                                                  1
                                                                     -----------
WARRANT - 0.0%
Dime Bancorp, Inc., $1.00, 11-22-05                          1,000           170
                                                                     -----------
TOTAL WARRANT
   (cost $375)                                                               170
                                                                     -----------
TOTAL INVESTMENTS - 99.6%
   (cost $55,755,594)                                                 61,234,647
CASH & OTHER ASSETS, LESS LIABILITIES - 0.4%                             267,992
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $61,502,639
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $56,213,510. For federal income tax purposes, the net unrealized appreciation on investments amounted to $5,021,137, which consisted of $6,370,006 of aggregate gross unrealized appreciation, and $1,348,869 of aggregate gross unrealized depreciation.

*    Non-income producing security

(1) Security is restricted. The total market value of restricted securities is $129 (cost $240), or 0.0% of total net assets. The acquisition dates range from June 16, 2000 to June 6, 2002.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS - 97.2%
AEROSPACE & DEFENSE - 1.7%
Dynamic Materials Corporation                               12,700    $  452,628
Hexcel Corporation*                                         54,970     1,207,691
                                                                      ----------
                                                                       1,660,319
                                                                      ----------
AGRICULTURAL PRODUCTS - 1.5%
Central Garden & Pet Company*                               27,760     1,475,166
                                                                      ----------
APPAREL RETAIL - 2.2%
Cache, Inc.*                                                69,440     1,273,530
Jos. A. Bank Clothiers, Inc.*                               18,627       893,165
                                                                      ----------
                                                                       2,166,695
                                                                      ----------
APPLICATION SOFTWARE - 5.2%
Bottomline Technologies, Inc.*                              50,810       697,621
Concur Technologies, Inc.*                                  45,960       851,639
Retalix, Ltd.*                                              37,710       932,191
Synplicity, Inc.*                                          132,910       858,599
Ultimate Software Group, Inc.*                              40,040     1,035,034
Witness Systems, Inc.*                                      32,080       814,832
                                                                      ----------
                                                                       5,189,916
                                                                      ----------
BIOTECHNOLOGY - 4.3%
Adeza Biomedical Corporation*                               47,870     1,011,493
Illumina, Inc.*                                             19,890       472,388
LifeCell Corporation*                                       55,440     1,250,172
Solexa, Inc.*                                               64,540       644,109
United Therapeutics Corporation*                            13,130       870,256
                                                                      ----------
                                                                       4,248,418
                                                                      ----------
CASINOS & GAMING - 3.9%
Century Casinos, Inc.*                                      96,450     1,026,228
Mikohn Gaming Corporation*                                  98,670       944,272
Scientific Games Corporation*                               54,890     1,928,286
                                                                      ----------
                                                                       3,898,786
                                                                      ----------
COMPUTER HARDWARE - 1.0%
Neoware, Inc.*                                              33,880     1,003,526
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS - 0.9%
M-Systems Flash Disk Pioneers, Ltd.*                        34,600       894,756
                                                                      ----------
CONSTRUCTION & FARM MACHINERY - 1.1%
Gehl Company*                                               34,650     1,147,608
                                                                      ----------
CONSTRUCTION MATERIALS - 1.0%
U.S. Concrete, Inc.*                                        65,810       951,613
                                                                      ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
FirstService Corporation*                                   56,350     1,385,646
McGrath Rentcorp                                            43,050     1,294,083
Nutri/Systems, Inc.*                                        25,300     1,202,256
                                                                      ----------
                                                                       3,881,985
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
EDUCATION SERVICES - 1.0%
Laureate Education, Inc.*                                   19,460    $1,038,775
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
Regal-Beloit Corporation                                    24,860     1,050,832
                                                                      ----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 4.3%
I.D. Systems, Inc.*                                         36,440       911,000
Intevac, Inc.*                                              38,480     1,107,454
Itron, Inc.*                                                18,530     1,109,021
Optimal Group, Inc.*                                        79,880     1,160,656
                                                                      ----------
                                                                       4,288,131
                                                                      ----------
ENVIRONMENTAL & FACILITIES SERVICES - 1.8%
Rollins, Inc.                                               70,100     1,418,824
Team, Inc.*                                                 12,000       399,120
                                                                      ----------
                                                                       1,817,944
                                                                      ----------
FOOTWEAR - 1.0%
Iconix Brand Group, Inc.*                                   67,170       977,324
                                                                      ----------
HEALTH CARE EQUIPMENT - 7.1%
AngioDynamics, Inc.*                                        26,870       807,712
Encore Medical Corporation*                                 19,190        98,253
I-Flow Corporation*                                         58,980       785,614
Neurometrix, Inc.*                                          12,880       501,547
NuVasive, Inc.*                                             52,160       983,216
ResMed, Inc.*                                               13,040       573,499
SonoSite, Inc.*                                             17,550       713,232
Spectranetics Corporation*                                  99,580     1,177,036
Vital Signs, Inc                                            26,420     1,451,251
                                                                      ----------
                                                                       7,091,360
                                                                      ----------
HEALTH CARE FACILITIES - 2.2%
Five Star Quality Care, Inc.*                              109,320     1,190,495
Health Grades, Inc.*                                        58,070       309,507
LCA-Vision, Inc.                                            14,350       719,078
                                                                      ----------
                                                                       2,219,080
                                                                      ----------
HEALTH CARE SERVICES - 1.9%
AMN Healthcare Services, Inc.*                              57,780     1,081,642
Providence Service Corporation*                             24,560       798,691
                                                                      ----------
                                                                       1,880,333
                                                                      ----------
HEALTH CARE SUPPLIES - 3.0%
Immucor, Inc.*                                              33,560       962,836
Orthovita, Inc.*                                           187,990       778,278
PolyMedica Corporation                                      29,116     1,233,354
                                                                      ----------
                                                                       2,974,468
                                                                      ----------
HOME IMPROVEMENT RETAIL - 0.8%
Building Materials Holding Corporation                      23,640       842,530
                                                                      ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
HOMEBUILDING - 0.9%
Champion Enterprises, Inc.*                                 61,320    $  917,347
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES - 1.2%
Steiner Leisure, Ltd.*                                      28,480     1,153,440
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.5%
Barrett Business Services, Inc.*                            53,880     1,454,760
                                                                      ----------
INDUSTRIAL MACHINERY - 2.0%
Flow International Corporation*                             33,600       442,512
GSI Group, Inc.*                                            70,520       779,246
Gardner Denver, Inc.*                                       12,380       807,176
                                                                      ----------
                                                                       2,028,934
                                                                      ----------
INTERNET RETAIL - 2.0%
Ctrip.com International, Ltd. ADR*                          11,570       956,839
Netflix, Inc.*                                              36,960     1,071,470
                                                                      ----------
                                                                       2,028,309
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 9.1%
CyberSource Corporation*                                    62,540       697,946
Digitas, Inc.*                                              80,000     1,152,000
Equinix, Inc.*                                              17,780     1,141,832
j2 Global Communications, Inc.*                             33,000     1,551,000
Marchex, Inc. (Cl.B)*                                       19,250       413,875
Online Resources Corporation*                               96,710     1,257,230
Openwave Systems, Inc.*                                     47,040     1,015,123
RADVision, Ltd.*                                            57,990     1,035,121
Radware, Ltd.*                                              46,570       821,029
                                                                      ----------
                                                                       9,085,156
                                                                      ----------
INVESTMENT BANKING & BROKERAGE - 1.1%
GFI Group, Inc.*                                            21,450     1,113,469
                                                                      ----------
LEISURE PRODUCTS - 0.8%
The9, Ltd. ADR*                                             27,800       827,050
                                                                      ----------
MARINE - 1.6%
American Commercial Lines, Inc.*                            33,480     1,580,256
                                                                      ----------
MULTI-LINE INSURANCE - 1.4%
Amerisafe, Inc.*                                           116,570     1,398,840
                                                                      ----------
OIL & GAS DRILLING - 1.7%
Grey Wolf, Inc.*                                           102,190       760,294
Unit Corporation*                                           17,620       982,315
                                                                      ----------
                                                                       1,742,609
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 4.5%
Dril-Quip, Inc.*                                             1,400        99,190
Hydril*                                                     12,920     1,007,114
Maverick Tube Corporation*                                  20,820     1,103,252

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                          NUMBER OF     MARKET
                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Oil States International, Inc.*                             28,830   $ 1,062,386
Superior Energy Services, Inc.*                             45,290     1,213,319
                                                                     -----------
                                                                       4,485,261
                                                                     -----------
PHARMACEUTICALS - 1.2%
Adolor Corporation*                                         20,200       480,760
Matrixx Initiatives, Inc.*                                  31,830       741,639
                                                                     -----------
                                                                       1,222,399
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.4%
Navigators Group, Inc.*                                     27,530     1,365,488
                                                                     -----------
RAILROADS - 0.9%
American Railcar Industries, Inc.                           24,720       866,930
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 1.2%
KKR Financial Corporation                                   54,220     1,216,155
                                                                     -----------
REGIONAL BANKS - 2.7%
Boston Private Financial Holdings, Inc.                     36,690     1,239,755
PrivateBancorp, Inc.                                        35,540     1,474,555
                                                                     -----------
                                                                       2,714,310
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.6%
PDF Solutions, Inc.*                                        59,570     1,127,064
Ultratech, Inc.*                                            20,620       504,777
                                                                     -----------
                                                                       1,631,841
                                                                     -----------
SEMICONDUCTORS - 5.1%
02Micro International, Ltd. ADR*                           100,790     1,071,398
Anadigics, Inc.*                                            66,500       525,350
Microsemi Corporation*                                      24,660       717,852
SRS Labs, Inc.*                                            146,550       882,231
Supertex, Inc.*                                             25,080       943,510
Volterra Semiconductor Corporation*                         50,920       972,063
                                                                     -----------
                                                                       5,112,404
                                                                     -----------
SPECIALIZED FINANCE - 1.1%
Portfolio Recovery Associates, Inc.*                        23,150     1,084,114
                                                                     -----------
SYSTEMS SOFTWARE - 0.8%
Radiant Systems, Inc.*                                      59,360       802,547
                                                                     -----------
TRUCKING - 2.4%
Old Dominion Freight Line, Inc.*                            45,000     1,212,750
Vitran Corporation, Inc.*                                   60,340     1,211,024
                                                                     -----------
                                                                       2,423,774
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $79,349,178)                                                 96,954,958
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                         PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ----------   -----------
REPURCHASE AGREEMENT - 2.6%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $2,614,950 (Collateralized by FNMA, 3.125%,
   07-15-06 with a value of $2,666,357)                 $2,614,000   $ 2,614,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $2,614,000)                                                   2,614,000
                                                                     -----------
TOTAL INVESTMENTS - 99.8%
   (cost $81,963,178)                                                 99,568,958
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                             204,167
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $99,773,125
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $82,191,836. For federal income tax purposes, the net unrealized appreciation on investments amounted to $17,377,122, which consisted of $18,327,142 of aggregate gross unrealized appreciation, and $950,020 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 93.7%
AEROSPACE & DEFENSE - 4.3%
L-3 Communications Holdings, Inc.                           21,300   $ 1,827,327
                                                                     -----------
AIR FREIGHT & LOGISTICS - 4.8%
FedEx Corporation                                           18,200     2,055,508
                                                                     -----------
BIOTECHNOLOGY - 3.2%
Amgen, Inc.*                                                18,700     1,360,425
                                                                     -----------
BROADCASTING & CABLE TV - 2.6%
CBS Corporation (Cl.B)*                                     18,100       434,038
Univision Communications, Inc.*                             20,300       699,741
                                                                     -----------
                                                                       1,133,779
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 11.1%
3Com Corporation*                                          292,000     1,495,040
ADC Telecommunications, Inc.*                               73,742     1,887,058
Cisco Systems, Inc.*                                        63,300     1,371,711
                                                                     -----------
                                                                       4,753,809
                                                                     -----------
CONSTRUCTION & ENGINEERING - 6.6%
Shaw Group, Inc.*                                           93,000     2,827,200
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.7%
First Data Corporation                                      33,700     1,577,834
                                                                     -----------
ELECTRIC UTILITIES - 5.7%
KFx, Inc.*                                                 134,700     2,451,540
                                                                     -----------
EXCHANGE TRADED FUNDS - 3.1%
iShares Russell 1000 Growth Index Fund                      25,500     1,342,830
                                                                     -----------
HEALTH CARE EQUIPMENT - 3.7%
Medtronic, Inc.                                             30,900     1,568,175
                                                                     -----------
HEALTH CARE SERVICES - 3.1%
Covance, Inc.*                                              22,500     1,321,875
                                                                     -----------
HOME IMPROVEMENT RETAIL - 3.2%
Home Depot, Inc.                                            32,400     1,370,520
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 3.9%
Carnival Corporation                                        35,000     1,657,950
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 3.2%
Wal-Mart Stores, Inc.                                       29,400     1,388,856
                                                                     -----------
INDUSTRIAL GASES - 3.7%
Praxair, Inc.                                               28,400     1,566,260
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.6%
Viacom, Inc. (Cl.B)*                                        18,100       702,280
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE - 3.4%
American International Group, Inc.                          22,300   $ 1,473,807
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 4.3%
BJ Services Company                                         53,000     1,833,800
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 3.7%
Williams Companies, Inc.                                    74,500     1,593,555
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.4%
Citigroup, Inc.                                             14,000       661,360
First Marblehead Corporation                                38,500     1,665,125
                                                                     -----------
                                                                       2,326,485
                                                                     -----------
PHARMACEUTICALS - 3.1%
Johnson & Johnson                                           22,600     1,338,372
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.3%
Mindspeed Technologies, Inc.*                              145,000       577,100
                                                                     -----------
SOFT DRINKS - 1.6%
PepsiCo, Inc.                                               11,700       676,143
                                                                     -----------
TRUCKING - 3.4%
J.B. Hunt Transport Services, Inc.                          68,200     1,469,028
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $31,126,203)                                                 40,194,458
                                                                     -----------
ASSET BACKED COMMERCIAL PAPER - 2.3%
FINANCIAL COMPANIES - SECURITIES - 2.3%
Asset One Securitization, 4.69%, 04-06-06               $1,000,000       999,333
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $999,333)                                                       999,333
                                                                     -----------
COMMERCIAL PAPER - 2.3%
BROKERAGE - 2.3%
Goldman Sachs Group, Inc., 4.78%, 04-03-06              $1,000,000       999,735
                                                                     -----------
TOTAL COMMERCIAL PAPER
   (cost $999,735)                                                       999,735
                                                                     -----------
REPURCHASE AGREEMENT - 1.4%
United Missouri Bank, 4.36%, dated 03-31-06, matures
   04-03-06; repurchase amount of $601,218
   (Collateralized by FHLMC, 4.35%, 06-02-08 with a
   value of $613,393)                                   $  601,000       601,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $601,000)                                                       601,000
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                                        MARKET
                                                                        VALUE
                                                                     -----------
TOTAL INVESTMENTS - 99.7%
   (cost $33,726,271)                                                $42,794,526
CASH & OTHER ASSETS, LESS LIABILITIES - 0.3%                             123,906
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $42,918,432
                                                                     ===========

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $9,068,255 which consisted of $10,171,748 of aggregate gross unrealized appreciation, and $1,103,493 of aggregate gross unrealized depreciation.

*    Non-Income producing security.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS - 50.5%
AEROSPACE & DEFENSE - 2.1%
Empresa Brasileira de Aeronautica S.A. ADR                   3,900   $   143,715
Hexcel Corporation*                                          3,600        79,092
K&F Industries Holdings, Inc.*                               1,000        16,600
United Technologies Corporation                              5,700       330,429
                                                                     -----------
                                                                         569,836
                                                                     -----------
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company                                 500        16,825
                                                                     -----------
AIRLINES - 1.4%
AirTran Holdings, Inc.*                                     12,100       219,131
Lan Airlines S.A. ADR                                        2,700       105,813
Republic Airways Holdings, Inc.*                             3,200        47,392
SkyWest, Inc.                                                  900        26,343
                                                                     -----------
                                                                         398,679
                                                                     -----------
ALUMINUM - 1.7%
Aluminum Corporation of China, Ltd. ADR                      4,600       481,712
                                                                     -----------
AUTO PARTS & EQUIPMENT - 0.1%
Sauer-Danfoss, Inc.                                          1,300        29,835
                                                                     -----------
COMMODITY CHEMICALS - 0.1%
Spartech Corporation                                         1,600        38,400
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 0.5%
Belden CDT, Inc.                                             3,700       100,751
Harris Corporation                                             900        42,561
                                                                     -----------
                                                                         143,312
                                                                     -----------
CONSTRUCTION & ENGINEERING - 3.1%
Fluor Corporation                                            2,900       248,820
Infrasource Services, Inc.*                                  8,800       151,448
Insituform Technologies, Inc.*                               6,800       180,880
Michael Baker Corporation*                                   3,300        93,489
Washington Group International, Inc.                         3,200       183,648
                                                                     -----------
                                                                         858,285
                                                                     -----------
CONSTRUCTION & FARM MACHINERY - 4.5%
Cascade Corporation                                          9,100       480,935
Caterpillar, Inc.                                            2,000       143,620
Deere & Company                                              2,500       197,625
Federal Signal Corporation                                   1,000        18,500
Gehl Company*                                                1,000        33,120
JLG Industries, Inc.                                         4,800       147,792
Trinity Industries, Inc.                                     2,100       114,219
Wabtec Corporation                                           3,800       123,880
                                                                     -----------
                                                                       1,259,691
                                                                     -----------
CONSTRUCTION MATERIALS - 1.1%
Florida Rock Industries, Inc.                                5,500       309,210
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
Electronic Data Systems Corporation                          6,500   $   174,395
                                                                     -----------
DIVERSIFIED CHEMICALS - 0.5%
BASF AG ADR                                                  1,600       125,440
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
Ritchie Brothers Auctioneers, Inc.                           2,400       118,800
                                                                     -----------
DIVERSIFIED METALS & MINING - 0.1%
Cameco Corporation                                             500        18,000
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 3.1%
Emerson Electric Company                                    10,300       861,389
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.2%
Agilent Technologies, Inc.*                                  3,900       146,445
Amphenol Corporation                                         6,700       349,606
Mettler-Toledo International, Inc.*                          6,600       398,244
                                                                     -----------
                                                                         894,295
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 0.4%
Kemet Corporation*                                           5,100        48,297
Molex, Inc.                                                  1,500        49,800
                                                                     -----------
                                                                          98,097
                                                                     -----------
EXCHANGE TRADED FUNDS - 5.3%
Consumer Discretionary Select Sector Spdr Fund               7,000       235,480
iShares FTSE/Xinhua China 25 Index Fund                      2,900       215,267
iShares MSCI Hong Kong Index Fund                           20,800       280,592
iShares MSCI Japan Index Fund                               15,200       218,880
iShares MSCI Singapore Index Fund                            2,800        24,584
Materials Select Sector Index                               10,000       323,500
Technology Select Sector Spdr Fund                           8,100       179,496
                                                                     -----------
                                                                       1,477,799
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.3%
Agrium, Inc.                                                 8,000       202,080
Mosaic Company*                                              1,500        21,525
Sociedad Quimica y Minera de Chile S.A. ADR                    800        90,800
Terra Industries, Inc.*                                      7,300        51,465
                                                                     -----------
                                                                         365,870
                                                                     -----------
HOME FURNISHINGS - 0.2%
Ethan Allen Interiors, Inc.                                  1,200        50,424
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 3.4%
ABB, Ltd. ADR*                                               2,700        33,885
General Electric Company                                     4,200       146,076
Siemens AG ADR                                               8,100       754,677
                                                                     -----------
                                                                         934,638
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY - 6.2%
Barnes Group, Inc.                                           1,500   $    60,750
Esco Technologies, Inc.*                                     4,400       222,860
Harsco Corporation                                           1,300       107,406
Ingersoll-Rand Company, Ltd.                                 4,300       179,697
Kennametal, Inc.                                            11,800       721,452
Nordson Corporation                                          1,000        49,860
Parker Hannifin Corporation                                  1,000        80,610
Pentair, Inc.                                                3,000       122,250
RBC Bearings, Inc.*                                          2,400        49,200
Watts Waters Technologies, Inc.                              3,200       116,288
                                                                     -----------
                                                                       1,710,373
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 0.7%
Gartner, Inc.*                                              14,300       199,485
                                                                     -----------
LIFE & HEALTH INSURANCE - 0.6%
Prudential Financial, Inc.                                   2,200       166,782
                                                                     -----------
MARINE - 0.1%
Sea Containers, Ltd.                                         2,400        17,304
                                                                     -----------
METAL & GLASS CONTAINERS - 0.3%
Silgan Holdings, Inc.                                        1,700        68,289
                                                                     -----------
OIL & GAS DRILLING - 0.1%
GlobalSantaFe Corporation                                      400        24,300
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
Technip S.A. ADR                                             4,900       332,906
                                                                     -----------
OIL & GAS REFINING & MARKETING - 0.3%
Sasol, Ltd. ADR                                              2,400        90,792
Xethanol Corporation*                                          700         4,760
                                                                     -----------
                                                                          95,552
                                                                     -----------
PACKAGED FOODS & MEATS - 0.1%
Cresud S.A. ADR                                              2,800        40,404
                                                                     -----------
PAPER PACKAGING - 1.4%
Smurfit-Stone Container Corporation*                        28,800       390,816
                                                                     -----------
PAPER PRODUCTS - 0.7%
Abitibi-Consolidated, Inc.                                   9,000        37,350
International Paper Company                                  4,800       165,936
                                                                     -----------
                                                                         203,286
                                                                     -----------
PERSONAL PRODUCTS - 0.6%
Estee Lauder Companies, Inc.                                 4,700       174,793
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.1%
Credence Systems Corporation*                                2,800        20,552
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 0.2%
Cypress Semiconductor Corporation*                           3,500   $    59,325
                                                                     -----------
SPECIALIZED FINANCE - 0.2%
CBOT Holdings, Inc.*                                           500        59,700
                                                                     -----------
SPECIALTY CHEMICALS - 0.3%
Ferro Corporation                                            3,900        78,000
                                                                     -----------
STEEL - 0.7%
Companhia Siderurgica Nacional S.A. ADR                      3,100        97,402
Gerdau S.A. ADR                                              4,100        92,332
NN, Inc.                                                     1,000        12,910
                                                                     -----------
                                                                         202,644
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Applied Industrial Technology, Inc.                          1,400        62,440
GATX Corporation                                            12,700       524,383
United Rentals, Inc.*                                        3,900       134,550
W.W. Grainger, Inc.                                            600        45,210
                                                                     -----------
                                                                         766,583
                                                                     -----------
TRUCKING - 0.7%
YRC Worldwide, Inc.*                                         4,800       182,688
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $13,859,848)                                                 14,018,714
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 39.1%
Federal Home Loan Bank:
   4.445%, 04-12-06(1)                                  $  300,000       299,651
   4.549%, 04-17-06(1)                                  $  200,000       199,638
   4.575%, 05-12-06(1)                                  $  775,000       771,038
   4.59%, 05-17-06(1)                                   $  250,000       248,558
   4.59%, 05-31-06(1,3)                                 $1,000,000       992,396
   4.67%, 06-14-06(1)                                   $1,400,000     1,386,700
   4.755%, 06-30-06(1)                                  $1,900,000     1,877,939
Federal Home Loan Mortgage Corporation:
   4.36%, 04-11-06(1)                                   $  665,000       664,313
   4.52%, 05-01-06(1)                                   $  500,000       498,165
   4.53%, 05-02-06(1)                                   $  300,000       298,859
Federal National Mortgage Association:
   4.43%, 04-05-06(1)                                   $1,000,000       999,742
   4.46%, 04-19-06(1)                                   $  800,000       798,347
   4.47%, 04-28-06(1)                                   $1,000,000       996,771
   4.55%, 05-08-06(1)                                   $  300,000       298,623
   4.64%, 05-24-06(1)                                   $  525,000       521,489
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $10,850,540)                                                 10,852,229
                                                                     -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
                                                        ----------   -----------
ASSET BACKED SECURITIES - 0.5%
OTHER - 0.5%
Credit-Based Asset Servicing & Securitization,
   2005-CB2 AV1, 4.918% - 2036(2)                       $  147,059   $   147,085
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (cost $147,059)                                                       147,085
                                                                     -----------
TOTAL INVESTMENTS - 90.1%
   (cost $24,857,447)                                                 25,018,028
                                                                     -----------
SHORT POSITIONS - (1.8%)
EXCHANGE TRADED FUNDS - (0.1%)
Semiconductor Holdrs Trust                                    (700)      (25,424)
                                                                     -----------
HOMEBUILDING - (0.2%)
D.R. Horton, Inc.                                             (700)      (23,254)
Pulte Homes, Inc.                                             (700)      (26,894)
                                                                     -----------
                                                                         (50,148)
                                                                     -----------
MANAGED HEALTH CARE - (0.1%)
UnitedHealth Group, Inc.                                      (700)      (39,102)
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - (1.1%)
Apache Corporation                                          (1,300)      (85,163)
Encore Acquisition Company*                                   (400)      (12,400)
Newfield Exploration Company*                               (1,100)      (46,090)
Pioneer Natural Resources Company                           (1,100)      (48,675)
Pogo Producing Company                                        (700)      (35,175)
Quicksilver Resources, Inc.*                                  (700)      (27,062)
Whiting Petroleum Corporation*                              (1,100)      (45,089)
                                                                     -----------
                                                                        (299,654)
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - (0.2%)
St. Joe Company                                               (700)      (43,988)
                                                                     -----------
REGIONAL BANKS - (0.1%)
Synovus Financial Corporation                               (1,100)      (29,799)
                                                                     -----------
TOTAL SHORT POSITIONS
   (proceeds $486,236)                                                  (488,115)
                                                                     -----------
CASH & OTHER ASSETS, LESS LIABILITIES - 11.7%                          3,253,294
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $27,783,207
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $24,430,435. For federal income tax purposes, the net unrealized appreciation on investments amounted to $99,478, which consisted of $224,387 of aggregate gross unrealized appreciation and $124,909 of aggregate gross unrealized depreciation.

*    Non-income producing security

ADR  (American Depositary Receipt)

(1)  Security is segrated as collateral for open futures contracts.

(2) Variable rate security. Rate indicated is rate effective at March 31, (2006.)

(3)  Security is segregated as collateral for open short positions.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

OPEN FUTURES CONTRACTS
POSITION - S&P 500 INDEX FUTURES          Long
NUMBER OF CONTRACTS                         33
EXPIRATION DATE                      6/16/2006
CONTRACT AMOUNT                    $10,697,415
MARKET VALUE                       $10,752,225
UNREALIZED GAIN/LOSS               $    54,810

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SBL FUND


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: Michael G. Odlum
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006


                                        By: Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: May 26, 2006